Filed with the Securities and Exchange Commission on May 1, 2002


                           Registration No. 333-48457

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form S-6


                        POST-EFFECTIVE AMENDMENT NO. 5 TO
  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


A.    Exact name of trust: Variable Account B

B.    Name of depositor:   American International Life Assurance Company of
                           New York

C.    Complete address of depositor's principal executive offices:
      80 Pine Street, New York, NY  10005


D.    Name and address of agent for service:
      Kenneth D. Walma, Vice President
      One Alico Plaza
      600 King Street
      Wilmington, DE 19801

COPIES TO:
Michael Berenson, Esq.          and    Ernest T. Patrikis, Esq.
Morgan, Lewis & Bockius, LLP           Senior Vice President and General Counsel
1111 Pennsylvania Ave., N.W.           American International Group, Inc.
Washington, DC 20004                   70 Pine Street
                                       New York, NY  10270


It is proposed that this filing will become effective (check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485


|X|   on May 1, 2002 pursuant to paragraph (b) of Rule 485


|_|   60 days after filing pursuant to paragraph (a)(i) of Rule 485

|_|   on ______ pursuant to paragraph (a)(i) of Rule 485

|_|   on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.    Title and amount of securities being registered:

      Flexible Premium Variable Life Insurance Policies.

F.    Approximate date of proposed public offering:

      As soon as practicable after the effective date of this Registration Statement.

                       American International Life Assurance Company of New York
                                                              Variable Account B
                                                                  80 Pine Street
                                                              New York, NY 10005
                                                                  1-212-770-2656

                             Executive Advantage(SM)
              Group Flexible Premium Variable Universal Life Policy

American International Life Assurance Company of New York is offering life insurance coverage under the group flexible premium variable universal life policy. The policy provides insurance protection for individuals within groups under corporate owned or sponsored arrangements. Corporate owned arrangements are those where an employer (or trust established by an employer) purchases life insurance coverage on their employees. The employer or trust is the beneficiary. Sponsored arrangements are those instances where an employer, a financial institution or association allows us to sell insurance policies to its employees, depositors or members. The description of the policy in this prospectus is fully applicable to your certificate and the word "policy" includes any such certificate.

The policy allows you as the owner of the policy, within limits, to:

      o Select the Face Amount of life insurance. You may, within limits, change your initial selection as your insurance needs change.

      o Select the amount and timing of premium payments. You may make more premium payments than scheduled or stop making premium payments.

      o Allocate premium payments and your Account Value among the variable investment options and the guaranteed investment option.

      o Receive payments from your policy while the Insured is alive through loans, partial surrenders, or full surrender.

This document contains information about the policy. You should read this document carefully before you decide to purchase the policy. You should also keep this document for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policy or determined that this document is accurate or complete. Any representation to the contrary is a criminal offense.

Investments in these contracts are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency. Any investment in the contract involves certain investment risks which may include the possible loss of principal.

                                   May 1, 2002

                               Investment Options

---------------------------
Variable Investment Options     The    Variable    Account   is   divided   into
                                subaccounts.  Each subaccount  invests in shares
                                of a specific  portfolio  or fund listed  below.
                                The prospectuses  for these  investment  options
                                contain  additional  information you should read
                                before investing. Please read these prospectuses
                                carefully.
---------------------------

Alliance Variable Product Series Fund, Inc.

o     Growth Portfolio (Class A)

o     Growth and Income Portfolio (Class A)

o     Americas Government Income Portfolio (Class A)
      (formerly North American Government Income Portfolio)

o     Premier Growth Portfolio (Class A)

o     Quasar Portfolio (Class A)

American Century Variable Portfolios, Inc.

o     VP Income and Growth Portfolio

o     VP International Portfolio

Berger Institutional Products Trust

o     IPT - Small Company Growth Fund

Credit Suisse Trust

o     Emerging Growth Portfolio

o     Emerging Markets Portfolio

o     Global Post-Venture Capital Portfolio

o     International Focus Portfolio

o     Small Cap Growth Portfolio

o     Large Cap Value Portfolio

Fidelity Variable Insurance Products Fund

o     VIP Balanced Portfolio (Initial Class)

o     VIP Contrafund Portfolio (Initial Class)

o     VIP Index 500 Portfolio (Initial Class)

Franklin Templeton Variable Insurance Products Trust

o     Templeton Developing Markets Securities Fund-Class 2

o     Templeton Growth Securities Fund - Class 2

o     Templeton Foreign Securities Fund - Class 2
      (formerly Templeton International Securities Fund)

Goldman Sachs Variable Insurance Trust

o     CORE(SM) U.S. Equity Fund

o     International Equity Fund

Morgan Stanley Universal Institutional Funds, Inc.

o     Emerging Markets Equity Portfolio

o     Core Plus Fixed Income Portfolio

o     High Yield Portfolio

o     Mid Cap Growth Portfolio

o     Mid Cap Value Portfolio

o     Money Market Portfolio

o     Technology Portfolio

Neuberger  Berman Advisers Management Trust

o     AMT Partners Portfolio

PIMCO Variable Insurance Trust

o     Long-Term U.S. Government Bond Portfolio

o     Total Return Bond Portfolio

---------------------------
Guaranteed Investment Option    The  Guaranteed  Account is part of our  general
                                account.  We will  credit  interest  equal to at
                                least 4% per year,  compounded  annually on that
                                portion of Account  Value that you  allocate  to
                                the   Guaranteed   Account.   We  may,   in  our
                                discretion,  elect to  credit  a higher  rate of
                                interest. This document generally describes only
                                that portion of the Account  Value  allocated to
                                the Variable Account.
---------------------------

================================================================================
                                Table of Contents
================================================================================


SPECIAL TERMS

SUMMARY OF THE POLICY
     Overview
     Applying for a Policy
     Premium Payments
     Account Value
     Death Benefit
     Cash Benefits During the Life of the Insured
     Expenses of the Policy
     Federal Tax Considerations

PURCHASING A POLICY
     Applying for a Policy
     Your Right to Cancel the Policy
     Premium
         Restrictions on Premium
         Minimum Initial Premium
         Planned Periodic Premium
         Additional Premium
         Effect of Premium Payments
         Grace Period
         Premium Allocations
         Crediting Premium

THE INVESTMENT OPTIONS
     Variable Investment Options
     Guaranteed Investment Option

INVESTING YOUR ACCOUNT VALUE
     Determining the Account Value
     Transfers
     Dollar Cost Averaging
     Automatic Rebalancing

DEATH BENEFIT
     Life Insurance Proceeds
     Death Benefit Options
     Changes in Death Benefit Options
     Changes in Face Amount

CASH BENEFITS DURING THE INSURED'S LIFE
     Loans
     Partial Surrender
     Surrendering the Policy for Net Cash Surrender Value

PAYMENT OPTIONS FOR BENEFITS

EXPENSES OF THE POLICY
     Deductions From Premium
     Monthly Deduction From Account Value
     Deduction From Variable Account Assets
     Deductions Upon Policy Transactions
     Discount Purchase Program

OTHER POLICY PROVISIONS
     Right to Exchange
     Incontestability
     Suicide Exclusion
     Misstatement of Age or Sex
     Changes in the Policy or Benefits
     When Proceeds are Paid
     Reports to Owners
     Assignment
     Reinstatement

PERFORMANCE INFORMATION

FEDERAL INCOME TAX CONSIDERATIONS

DISTRIBUTION OF THE POLICY

ABOUT US AND THE ACCOUNTS
     The Company
     The Variable Account
     The Guaranteed Account

OUR DIRECTORS AND EXECUTIVE OFFICERS

OTHER INFORMATION
     State Regulation
     Legal Proceedings
     Legal Matters
     Published Ratings

FINANCIAL STATEMENTS

APPENDIX A

APPENDIX B

================================================================================
                                  Special Terms
================================================================================

We have capitalized some special terms we use in this document. We have defined these terms here.

We use Account Value to determine           Account  Value.  The total amount in
your policy benefits.                       the Variable  Account and Guaranteed
                                            Account attributable to your policy.

If you have a request, please write         Administrative   Office.  One  Alico
to us at this address.                      Plaza,  P.O.  Box 8718,  Wilmington,
                                            Delaware 19801.

                                            Attained  Age. The  Insured's age as
                                            of the  Policy  Date plus the number
                                            of completed  policy years since the
                                            Policy Date.

                                            Beneficiary.  The  person(s)  who is
                                            entitled   to  the  Life   Insurance
                                            Proceeds under the policy.

                                            Cash Surrender Value.  Account Value
                                            less any applicable surrender charge
                                            that   would   be   deducted    upon
                                            surrender.

                                            Code.  The Internal  Revenue Code of
                                            1986, as amended.

                                            Death  Benefit.  The  amount of life
                                            insurance  coverage,  which is based
                                            upon the death  benefit  option  you
                                            select.

You will specify the initial Face           Face Amount. The amount of insurance
Amount in your policy                       specified  by the owner and the base
application. The policy will also           for calculating the Death Benefit.
show the initial Face Amount.

                                            Grace  Period.  The  period  of time
                                            beginning  on a Monthly  Anniversary
                                            during   which   the   policy   will
                                            continue  in force even  though your
                                            Net  Cash  Surrender  Value  is less
                                            than  the  total  monthly  deduction
                                            then due.

                                            Guaranteed   Account.   An   account
                                            within  the  general  account  which
                                            consists of all of our assets  other
                                            than  the  assets  of  the  Variable
                                            Account   and   any  of  our   other
                                            separate investment accounts.

                                            Insured.  A  person  whose  life  is
                                            covered  under  the  policy.  At the
                                            time  of  application,  the  Insured
                                            must be 80 years of age or  younger,
                                            unless we agree otherwise.

We measure contestability periods           Issue  Date.  The date the policy is
from the Issue Date.                        actually  issued.  It may  be  later
                                            than the Policy Date.

                                            Life Insurance Proceeds.  The amount
                                            payable  to  a  Beneficiary  if  the
                                            Insured  dies while  coverage  under
                                            the policy is in force.

                                            Loan  Account.  The  portion  of the
                                            Account Value held in the Guaranteed
                                            Account as collateral for loans.

                                            Monthly Anniversary. The same day as
                                            the Policy Date for each  succeeding
                                            month.  If the  day  of the  Monthly
                                            Anniversary  is the 29th,  30th,  or
                                            31st  and a month  has no such  day,
                                            the Monthly Anniversary is deemed to
                                            be the last day of that month.

We use this value to determine if           Net Cash Surrender  Value.  The Cash
your policy is in force.                    Surrender Value less any Outstanding
                                            Loan.

                                            Net  Premium.  Any premium paid less
                                            any expense  charges  deducted  from
                                            the premium payment.

                                            Outstanding  Loan.  The total amount
                                            of  policy  loans,   including  both
                                            principal and accrued interest.

You may be the Owner even if you are        Owner.  The person who purchased the
not the Insured.                            policy as shown in the  application,
                                            unless later changed.

We use the Policy Date as the date          Policy Date. The date as of which we
coverage begins and to determine all        have  received  the initial  premium
anniversary dates.                          and an application in good order. If
                                            a policy is issued,  life  insurance
                                            coverage  is  effective  as  of  the
                                            Policy Date.

                                            Valuation  Date.  Each  day  the New
                                            York  Stock  Exchange  is  open  for
                                            trading.

                                            Valuation     Period.    A    period
                                            commencing with the close of trading
                                            on  the  New  York  Stock   Exchange
                                            (currently 4 pm.,  Eastern  Time) on
                                            any Valuation  Date and ending as of
                                            the  close  of the  New  York  Stock
                                            Exchange  on  the  next   succeeding
                                            Valuation Date.

                                            Variable  Account.  Variable Account
                                            B, a  separate investment account of
                                            ours.

================================================================================
                              Summary of the Policy
================================================================================

Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a policy.

                                            Overview
If you select any variable                  The  policy  is a  flexible  premium
investment options, your policy             variable universal life policy. Like
benefits will vary based upon               traditional   life  insurance,   the
the returns earned by                       policy  provides an initial  minimum
those variable investment options.          death benefit and cash benefits that
The returns may be zero or negative         you  can   access   through   loans,
and you bear this risk.                     partial   surrenders   or   a   full
                                            surrender.  Unlike  traditional life
                                            insurance,  you  may  choose  how to
                                            invest your Account Value.

                                            The   policy   allows  you  to  make
                                            certain choices that will tailor the
                                            policy to your needs. When you apply
                                            for the  policy,  we will ask you to
                                            make some of these choices.  You may
                                            also  change  your  choices  to meet
                                            your changing insurance needs.

                                            Applying for a Policy

                                            You may  apply for a policy to cover
                                            a  person,   the  Insured,   who  is
                                            between  18 and  80  years  of  age,
                                            unless we determine otherwise.

Amount of life insurance benefits.          When you  apply  for a  policy,  you
                                            must  select  the Face  Amount.  The
                                            Face Amount must be at least $50,000
                                            for all Insureds.

When your coverage will become effective.   Your policy  will  become  effective
                                            after:

                                            o We accept your application.

                                            o We  receive  an  initial  premium
                                              payment in an amount we determine.

                                            o We  have  completed our review to
                                              our satisfaction.

Your right to cancel the policy.            Once you receive  your  policy,  you
                                            should read it  carefully.  You have
                                            the right to cancel  the  policy for
                                            any reason within the later of:

                                            o 45  days  after you sign Part I of
                                              the application; or,

                                            o 10 calendar days after you receive
                                              the  policy.  If  required  by the
                                              state  where  you  live,  we  will
                                              extend  the  time  period  to  the
                                              number of days required by law.

                                            Premium Payments

Minimum initial premium.                    Before your policy is effective, you
                                            must   pay   the   minimum   initial
                                            premium.   We  will   calculate  the
                                            minimum  initial  premium based on a
                                            number of factors,  such as the age,
                                            sex, and underwriting  rate class of
                                            the  proposed  Insured,  the desired
                                            Face  Amount,  and any  supplemental
                                            benefits or riders applied for.

Planned periodic premium.                   When you  apply  for a  policy,  you
                                            will  select  the  amount of premium
                                            payments  you plan to pay during the
                                            term   of  the   policy.   We   will
                                            establish a minimum for this amount.
                                            You will also select  intervals when
                                            you plan to pay this premium amount,
                                            such    as    monthly,    quarterly,
                                            semiannually, or annually.

Flexibility in premium payments.            During the term of the  policy,  you
                                            may pay premiums at any time, and in
                                            any amount, within limits. Thus, you
                                            are not  required to pay the planned
                                            periodic  premium  and you may  make
                                            payments  in addition to the planned
                                            periodic premium.

                                            Account Value

                                            We will measure your benefits  under
                                            the  policy by your  Account  Value.
                                            Your Account Value will reflect:

                                            o the premium you pay;

                                            o the   returns    earned   by   the
                                              subaccounts you select;

                                            o the interest  credited  on amounts
                                              allocated    to   the   Guaranteed
                                              Account;

                                            o any loans  or  partial surrenders;
                                              and

                                            o the policy charges and expenses we
                                              deduct.

                                            Death Benefit

Death Benefit Selections.                   When you  apply  for a  policy,  you
                                            must select:

                                            o The Face Amount.

                                            o The  death  benefit option,  which
                                              will determine the manner in which
                                              we calculate the death benefit for
                                              your policy.

                                            o The  tax   qualification   option,
                                              which will determine the manner in
                                              which we  test your  policy  under
                                              the   Code    for    meeting   the
                                              definition of life insurance.

Death Benefit Options.                      You   may  select  from   two  death
                                            benefit options:

Level Death Benefit Option.                 o Level Death Benefit Option

                                            The  Death   Benefit   will  be  the
                                            greater of:

                                            (1) Face Amount; or

                                            (2) Account  Value  on  the date  of
                                                death    multiplied    by    the
                                                appropriate    minimum     death
                                                benefit factor.

Increasing Death Benefit Option.            o Increasing Death Benefit Option

                                            The  Death   Benefit   will  be  the
                                            greater of:

                                            (1) Face  Amount  plus  the  Account
                                                Value; or

                                            (2) Account Value  on  the  date  of
                                                death    multiplied    by    the
                                                appropriate    minimum     death
                                                benefit factor.

                                            The minimum death benefit factors we
                                            use   are   based   upon   the   tax
                                            qualification  option you select and
                                            the  Attained  Age,  sex, and smoker
                                            status of the Insured.

Tax Qualification Options.                  You   may   select   from   two  tax
                                            qualification options:

                                            o  Guideline    Premium/Cash   Value
                                               Corridor Test. The minimum  death
                                               benefit factors  are  based  upon
                                               the Code.

                                            o  Cash Value Accumulation Test. The
                                               minimum death benefit factors are
                                               based upon the 1980 Commissioners
                                               Standard    Ordinary    Mortality
                                               Tables and a 4%  effective annual
                                               interest rate.

Changes You May Make.                       Within  limits,  you may  change the
                                            death benefit  option and, after the
                                            first  policy  year,  may change the
                                            Face Amount.  You may not change the
                                            tax qualification option.

                                            Cash Benefits During the Life of the
                                            Insured

                                            During the life of the Insured, your
                                            policy  has cash  benefits  that you
                                            can  access  within  limits  through
                                            loans,   partial   surrenders  or  a
                                            surrender.

                                            o  Loans -- You may  borrow  against
                                               your Net Cash Surrender  Value at
                                               any time. If  your  policy  is  a
                                               modified endowment contract,  the
                                               Code   may  treat  the  loan as a
                                               taxable distribution of income.

                                            o  Partial   Surrenders --  You  may
                                               withdraw part  of  your   Account
                                               Value  after   the   first policy
                                               year.     We   may   deduct    an
                                               administrative   charge.  If  you
                                               make  a  partial surrender during
                                               the  surrender  charge period, we
                                               will  deduct  a surrender charge.
                                               A  partial  surrender may  result
                                               in a decrease in the  Face Amount
                                               of  your  policy  depending  upon
                                               your death benefit option.

                                            o  Surrender --  You  may  surrender
                                               your  policy  for  its   Net Cash
                                               Surrender Value. If you surrender
                                               your policy during  the surrender
                                               charge  period,  we will deduct a
                                               surrender  charge.   A  surrender
                                               will terminate your policy.

Expenses reduce your returns under          Expenses  of the  Policy
the policy.

                                            We deduct  expenses  related to your
                                            policy.  These  deductions  are made
                                            from  premium,  your Account  Value,
                                            and  the  assets  of  the   Variable
                                            Account,  as well  as  upon  certain
                                            transactions.

Deductions From Premium                     We may deduct state  premium  taxes,
                                            federal deferred  acquisition charge
                                            taxes,  and sales  charges from your
                                            premium payments.  Premium taxes are
                                            charges  at  a  percent  of  premium
                                            equal to state  and  local tax rates
                                            based  on  the  Insured's  place  of
                                            residence.(1)   DAC  taxes  will  be
                                            deducted  from  Account  Value  at a
                                            rate  imposed  by  federal  tax law,
                                            currently   equivalent   to   1%  of
                                            premium.  In place of these lump sum
                                            deductions   for   premium  and  DAC
                                            taxes, we may offer optional methods
                                            of payment at the time you apply for
                                            a policy.  Total sales  charges will
                                            not exceed 9% of premium.

Deductions From Account Value
(deducted monthly)

Cost of Insurance Charge(2)                 Current COI rates will never  exceed
                                            the  1980   Commissioners   Standard
                                            Ordinary Mortality Tables.

Administrative Charge                       Current Charge - $7.00
                                            Guaranteed Charge - $10.00

                                            For  fully  underwritten   business,
                                            there is an additional charge of $20
                                            per month per  Insured for the first
                                            policy  year and the first 12 months
                                            following   an   increase   in  Face
                                            Amount.  This  charge is  guaranteed
                                            not to  exceed  $25  per  month  per
                                            Insured.

Variable Account Charge                     Mortality and Expense Risk Charge
(deducted daily and shown as an
annualized percentage of average net        Current Charge
assets)                                       Years 1-4 -- 0.65%
                                              Years 5-19 -- 0.20%
                                              Years 20+ -- 0.15%
                                            Guaranteed Charge - 1.00%

Transaction Charges

Transfer Charge                             $25  per  transfer  in  excess of 12
                                            each policy year.

Partial Surrender Administrative            lesser  of  $25 or 2%  of the amount
Charge                                      surrendered

Surrender Charge                            o  Partial/Full  Surrender -- If you
                                               request a full  surrender  during
                                               the first 14 policy years, we may
                                               deduct a surrender  charge  based
                                               on the initial  Face  Amount.  If
                                               you request a surrender within 14
                                               policy     years      immediately
                                               following  an  increase  in  Face
                                               Amount, we may deduct a surrender
                                               charge  based on the  increase in
                                               Face Amount. The surrender charge
                                               will  be   deducted   before  any
                                               surrender  proceeds are paid. The
                                               lowest   and   highest    maximum
                                               surrender  charge will range from
                                               $15.00  to $48.00  per  $1,000 of
                                               Face Amount.(3)

                                            o  Decrease in Face Amount -- We may
                                               also  deduct a  surrender  charge
                                               from  the  Account  Value  upon a
                                               decrease in Face  Amount.  If you
                                               request a decrease in Face Amount
                                               during the first 14 policy years,
                                               we will deduct a surrender charge
                                               based on the initial Face Amount.
                                               If you request a decrease  within
                                               14 years immediately following an
                                               increase in Face Amount,  we will
                                               deduct a surrender  charge  based
                                               on the increase in Face Amount.

                                            FOOTNOTES

                                            (1) We  may  deduct  a  premium  tax
                                                charge equal to the actual state
                                                and  local  tax rate  from  each
                                                premium  payment.  Typical state
                                                and  local   premium  tax  rates
                                                currently range from 2% to 3.5%.

                                            (2) Current and  guaranteed  cost of
                                                insurance  charges  are based on
                                                the issue age (or  attained  age
                                                in  the  case  of   increase  in
                                                Specified  Amount),   sex,  rate
                                                class of the Insured, and policy
                                                year.   The   current   cost  of
                                                insurance   charge   will  never
                                                exceed  the  guaranteed  cost of
                                                insurance  charge  shown  in the
                                                policy.    (See   "Charges   and
                                                Deductions  - Cost of  Insurance
                                                Charge.")

                                            (3) A policy's  surrender  charge is
                                                based on the policy year,  issue
                                                age,  sex and  smoker  status of
                                                the  Insured  and  the  policy's
                                                Face  Amount.  If a policy  were
                                                surrendered  in the ninth policy
                                                year,  a 45-year old  nonsmoking
                                                male with  $500,000  Face Amount
                                                policy,   the  surrender  charge
                                                would   be   $7,800.00.   For  a
                                                65-year-old    nonsmoking   male
                                                purchasing   a   $200,000   Face
                                                Amount  policy,   the  surrender
                                                charge    premium    would    be
                                                $5,520.00.  The Company reserves
                                                the  right to  charge  less than
                                                the maximum surrender amount, no
                                                amount   at   all,   or  even  a
                                                negative  amount,   which  would
                                                have the  effect  of  increasing
                                                the  Policy's   Cash   Surrender
                                                Value.  (See  Appendix  A  for a
                                                table of surrender charges.)

                            Annual Portfolio Expenses
                           Before Waiver/Reimbursement
                            (as of December 31, 2001)

The purpose of this table is to assist you in understanding the various portfolio costs and expenses that you may incur indirectly. It is based on historical expenses as a percentage of net assets before waivers and/or reimbursements, if applicable, for the year ended December 31, 2001, except as indicated below. Expenses of the portfolios and funds are not fixed or specified under the terms of the policy. Actual expenses may vary.

                                                                     Management        Other       12b-1       Total
                                                                        Fees         Expenses      Fees       Expenses
                                                                     ----------      --------      -----      --------
Alliance Variable Product Series Fund, Inc.
Growth Portfolio (Class A)                                               0.75%          0.10%       0.00%       0.85%
Growth and Income Portfolio (Class A)                                    0.63%          0.04%       0.00%       0.67%
Americas Government Income Portfolio (Class A)(1)                        0.65%          0.50%       0.00%       1.15%
Premier Growth Portfolio (Class A)                                       1.00%          0.04%       0.00%       1.04%
Quasar Portfolio (Class A)(1)                                            1.00%          0.16%       0.00%       1.16%

American Century Variable Portfolios, Inc.
VP Income and Growth Portfolio                                           0.70%          0.00%       0.00%       0.70%
VP International Portfolio(2)                                            1.26%          0.00%       0.00%       1.26%

Berger Institutional Products Trust
IPT - Small Company Growth Fund                                          0.85%          0.13%       0.00%       0.98%

Credit Suisse  Trust(3)
Emerging Growth Portfolio                                                0.90%          0.39%       0.00%       1.29%
Emerging Markets Portfolio                                               1.25%          0.64%       0.00%       1.89%
Global Post-Venture Capital Portfolio                                    1.25%          0.36%       0.00%       1.61%
International Focus Portfolio                                            1.00%          0.30%       0.00%       1.30%
Small Cap Growth Portfolio                                               0.90%          0.22%       0.00%       1.12%
Large Cap Value Portfolio                                                0.75%          0.49%       0.00%       1.24%

Fidelity Variable Insurance Products Fund(4)
VIP Balanced Portfolio (Initial Class)                                   0.43%          0.14%       0.00%       0.57%
VIP Contrafund Portfolio (Initial Class)                                 0.58%          0.10%       0.00%       0.68%
VIP  Index 500 Portfolio (Initial Class)                                 0.24%          0.11%       0.00%       0.35%

Franklin Templeton Variable Insurance Products Trust(8)
Templeton Developing Markets Securities Fund - Class 2                   1.25%          0.32%       0.25%       1.82%
Templeton Growth Securities Fund - Class 2(9)                            0.80%          0.05%       0.25%       1.10%
Templeton Foreign Securities Fund - Class 2 (10)                         0.69%          0.22%       0.25%       1.16%

Goldman Sachs Variable Insurance Trust(5)
CORE(SM) U.S. Equity Fund                                                0.70%          0.12%       0.00%       0.82%
International Equity Fund                                                1.00%          1.05%       0.00%       2.05%

Morgan Stanley Universal Institutional Funds(6)
Emerging Markets Equity Portfolio                                        1.25%          0.87%       0.00%       2.12%

Core Plus Fixed Income Portfolio                                         0.40%          0.31%       0.00%       0.71%
High Yield Portfolio                                                     0.50%          0.33%       0.00%       0.83%
Mid Cap Growth Portfolio                                                 0.75%          0.64%       0.00%       1.39%
Mid Cap Value Portfolio                                                  0.75%          0.35%       0.00%       1.10%
Money Market Portfolio                                                   0.30%          0.34%       0.00%       0.64%
Technology Portfolio                                                     0.80%          0.51%       0.00%       1.31%

Neuberger Berman Advisers Management Trust
AMT Partners Portfolio                                                   0.82%          0.05%       0.00%       0.87%

PIMCO Variable Insurance Trust(7)
Long-Term U.S. Government Bond Portfolio                                 0.25%          0.41%       0.00%       0.66%
Total Return Bond Portfolio                                              0.25%          0.41%       0.00%       0.66%

Expenses After Waiver/Reimbursement         1.  As a percentage of average daily
                                                net  assets,   "Total  Expenses"
                                                after  reimbursement by Alliance
                                                Capital  Management L.P. for the
                                                period ended  December 31, 2001,
                                                were    0.95%    for    Americas
                                                Government  Income and 0.95% for
                                                Quasar Portfolio.

                                            2.  This portfolio has a stepped fee
                                                schedule.   As  a  result,   the
                                                portfolio's  management fee rate
                                                generally   decreases   as   its
                                                assets increase.

                                            3.  Fee       waivers,       expense
                                                reimbursements,    or    credits
                                                reduced  some  expenses   during
                                                2001 but may be  discontinued at
                                                any time. Total annual portfolio
                                                expenses      after     waivers,
                                                reimbursements,  or credits were
                                                1.25%   for   Emerging    Growth
                                                Portfolio,  1.40%  for  Emerging
                                                Markets  Portfolio,   1.40%  for
                                                Global   Post-Venture    Capital
                                                Portfolio,       1.30%       for
                                                International  Focus  Portfolio,
                                                1.12%  for   Small  Cap   Growth
                                                Portfolio,  and  1.00% for Large
                                                Cap Value Portfolio.

                                            4.  Fidelity  Management  & Research
                                                Company  agreed to  reimburse  a
                                                portion  of  expenses   for  VIP
                                                Index 500  Portfolio  during the
                                                period. With this reimbursement,
                                                "Management     Fee,"     "Other
                                                Expenses," and "Total  Expenses"
                                                were 0.24%,  0.04% and 0.28% for
                                                VIP  Index  500  Portfolio.  For
                                                Contrafund      and     Balanced
                                                Portfolios,  actual annual class
                                                operating  expenses  were  lower
                                                because   a   portion   of   the
                                                brokerage  commissions that were
                                                paid   were   used   to   reduce
                                                expenses.  In addition,  through
                                                arrangements with the custodian,
                                                credits  realized as a result of
                                                uninvested  cash  balances  were
                                                used to reduce a portion  of the
                                                portfolios'  custodian expenses.
                                                With these offsets, the expenses
                                                were  0.64%  for VIP  Contrafund
                                                Portfolio  and  0.55%.  for  VIP
                                                Balanced    Portfolio.     These
                                                offsets may be  discontinued  at
                                                any time.

                                            5.  Goldman  Sachs Asset  Management
                                                and    Goldman    Sachs    Asset
                                                Management   International  have
                                                voluntarily  agreed to reduce or
                                                limit      certain      expenses
                                                (excluding    management   fees,
                                                taxes,  interest  and  brokerage
                                                fees,      and       litigation,
                                                indemnification     and    other
                                                extraordinary  expenses)  to the
                                                extent such expenses  exceed the
                                                percentage   stated   below  (as
                                                calculated  per  annum)  of each
                                                Fund's respective  average daily
                                                net    assets.     With    these
                                                limitations   described   above,
                                                "Other   Expenses"   and  "Total
                                                Expenses"  are 0.11% and  0.81%,
                                                respectively,   for the CORE(SM)
                                                U.S.  Equity  Fund and 0.35% and
                                                1.35%,  respectively,   for  the
                                                International  Equity Fund.  The
                                                investment      advisers     may
                                                discontinue    or   modify   any
                                                limitations in the future at its
                                                discretion.

                                            6.  The   investment   adviser   has
                                                voluntarily  agreed to waive its
                                                investment  advisory fees and to
                                                reimburse  the   portfolios  for
                                                certain   expenses.   With  such
                                                waivers/reimbursements,   "Total
                                                Expenses"  were  1.85%  for  the
                                                Emerging      Markets     Equity
                                                Portfolio;  0.70%  for the  Core
                                                Plus  Fixed  Income   Portfolio;
                                                0.80%   for   the   High   Yield
                                                Portfolio, 1.05% for the Mid Cap
                                                Growth Portfolio;  1.05% for the
                                                Mid Cap Value  Portfolio;  0.55%
                                                for the Money Market  Portfolio,
                                                and  1.17%  for  the  Technology
                                                Portfolio.   The   adviser   may
                                                terminate this voluntary  waiver
                                                at  any   time   at   its   sole
                                                discretion.

                                            7.  "Other Expenses" reflect a 0.25%
                                                administrative   fee,   a  0.15%
                                                service     fee,    and    0.01%
                                                representing the portfolio's pro
                                                rata Trustees'  fees.  PIMCO has
                                                contractually  agreed  to reduce
                                                total annual portfolio operating
                                                expenses   to  the  extent  they
                                                would exceed, due to the payment
                                                of  organizational  expenses and

                                                Trustees' fees,  0.65% and 0.65%
                                                respectively  of  average  daily
                                                net   assets  for  each  of  the
                                                Long-Term U.S.  Government  Bond
                                                and    Total     Return     Bond
                                                Portfolios.  Under  the  Expense
                                                Limitation Agreement,  PIMCO may
                                                recoup    these    waivers   and
                                                reimbursements     in     future
                                                periods,   not  exceeding  three
                                                years,  provided total expenses,
                                                including  such  recoupment,  do
                                                not exceed  the  annual  expense
                                                limit.

                                            8.  Class 2 shares of the  portfolio
                                                have  a  distribution   plan  or
                                                "Rule   12b-1   Plan"  which  is
                                                described    in    the    Funds'
                                                prospectus.


                                            9.  The fund  administration  fee is
                                                paid   indirectly   through  the
                                                management fee.

                                            10. The   manager   has   agreed  in
                                                advance  to  make  an  estimated
                                                reduction of 0.01% of its fee to
                                                reflect     reduced     services
                                                resulting    from   the   fund's
                                                investment    in   a    Franklin
                                                Templeton   money   fund.   This
                                                reduction  is  required  by  the
                                                fund's  Board of Trustees and an
                                                order  of  the   Securities  and
                                                Exchange  Commission.  With this
                                                reduction,   the  total   annual
                                                operating  expense are estimated
                                                to be 1.15%.

                           Federal Tax Considerations

You should consider the impact of           Your  purchase of, and  transactions
the Code.                                   under,  your  policy  may  have  tax
                                            consequences    that   you    should
                                            consider   before   purchasing   the
                                            policy.  You may wish to  consult  a
                                            tax  adviser.  In general,  the Life
                                            Insurance   Proceeds   will  not  be
                                            taxable  income to the  Beneficiary.
                                            You   will  not  be  taxed  as  your
                                            Account  Value  increases.   Upon  a
                                            distribution   from   your   policy,
                                            however,  you  may be  taxed  on any
                                            increase in Account Value.

================================================================================
                               Purchasing a Policy
================================================================================

                                            Applying for a Policy

                                            To  purchase  a  policy,   you  must
                                            complete an  application  and submit
                                            it to us. You must  specify  certain
                                            information   in  the   application,
                                            including the Face Amount, the death
                                            benefit   option  and   supplemental
                                            benefit riders,  if any. We may also
                                            require  information to determine if
                                            the Insured is an acceptable risk to
                                            us.   We  may   require   a  medical
                                            examination  of the  Insured and ask
                                            for additional information.

Our age requirement for the Insured.        You may  apply for a policy to cover
                                            a  person  who is at least 18 but no
                                            more than 80 years of age.

The minimum Face Amount.                    The  Face  Amount  must be at  least
                                            $50,000, for each Insured.

We require a minimum initial premium.       We  require  that you pay a  minimum
                                            initial premium before we will issue
                                            the policy.  You may pay the minimum
                                            initial  premium when you submit the
                                            application or at a later date.

                                            We will not issue a policy  until we
                                            have  accepted the  application.  We
                                            reserve   the  right  to  reject  an
                                            application for any reason or "rate"
                                            an Insured as a substandard risk.

When your coverage will be effective.       Your  policy will  become  effective
                                            after:

                                            o We accept your application.

                                            o We  receive  an  initial   premium
                                              payment in an amount we determine.

                                            o We have  completed our  review  of
                                              your     application     to    our
                                              satisfaction.

                                            Your Right to Cancel the Policy

Period to Examine and Cancel.               Once you receive  your  policy,  you
                                            should read the policy. You have the
                                            right to cancel  the  policy for any
                                            reason within the later of:

                                            o 45  days  after you sign Part I of
                                              the application; or

                                            o 10 calendar days after you receive
                                              the  policy.  If  required by  the
                                              state  where  you  live,  we  will
                                              extend  the  time  period  to  the
                                              number of days required by law.

                                            This is your  "Period to Examine and
                                            Cancel."  Your right to cancel  also
                                            applies   to  the   amount   of  any
                                            increase in Face Amount.

How to cancel your policy.                  You  may   cancel   the   policy  by
                                            returning  it to our  Administrative
                                            Office or to your  agent  within the
                                            applicable   time   with  a  written
                                            request  for  cancellation.   Unless
                                            otherwise  required  by law, we will
                                            refund you the  premium  paid on the
                                            policy.  Thus,  the amount we return
                                            will not  reflect the returns of the
                                            subaccounts  you  selected  in  your
                                            application.

                                            Premium

                                            The policy  allows you to select the
                                            timing   and   amount   of   premium
                                            payments within limits. Send premium
                                            payments   to   our   Administrative
                                            Office.

All your premium payments must              Restrictions on Premium.  We may not
comply with our requirements.               accept any premium payment:

                                            o   If it is less than $50.

                                            o   If the  premium  would cause the
                                                policy to fail to  qualify  as a
                                                life   insurance   contract   as
                                                defined in  Section  7702 of the
                                                Code, we will refund any portion
                                                of any  premium  that causes the
                                                policy to fail. In addition,  we
                                                will monitor the policy and will
                                                attempt   to  notify  you  on  a
                                                timely  basis if your  policy is
                                                in   jeopardy   of   becoming  a
                                                modified    endowment   contract
                                                under the Code.

                                            o   If the  premium  would  increase
                                                the  amount  of our  risk  under
                                                your policy by an amount greater
                                                than  that  premium  amount.  In
                                                such   cases,   we  may  require
                                                satisfactory     evidence     of
                                                insurability   before  accepting
                                                that premium.

Types of premium payments                   Minimum  Initial  Premium.  We  will
                                            calculate   the   minimum    initial
                                            premium.  The  amount  is based on a
                                            number  of  factors,  including  the
                                            age, sex, and underwriting  class of
                                            the  proposed  Insured,  the desired
                                            Face  Amount,  and any  supplemental
                                            benefits or riders applied for.

We establish a minimum planned              Planned Periodic  Premium.  When you
periodic premium.                           apply  for a  policy,  you  select a
                                            plan for paying  level  premiums  at
                                            specified  intervals.  The intervals
                                            may    be    monthly,     quarterly,
                                            semiannually,  or  annually  for the
                                            life   of  the   policy.   We   will
                                            establish a minimum  amount that may
                                            be  used  as  the  planned  periodic
                                            premium.  We  may  recalculate  this
                                            minimum amount if the Face Amount of
                                            the   policy   is    increased    or
                                            decreased.

                                            You are not required to pay premiums
                                            in   accordance   with  this   plan.
                                            Rather,  you  can  pay  more or less
                                            than the planned periodic premium or
                                            skip  a  planned   periodic  premium
                                            entirely.

                                            At  any  time  you  can  change  the
                                            amount and  frequency of the planned
                                            periodic   premium   by   sending  a
                                            written notice to our Administrative
                                            Office.

                                            Additional    Premium.    Additional
                                            premiums  are  premiums  other  than
                                            planned     premiums.     Additional
                                            premiums  may be paid in any  amount
                                            and at any time subject to the Code.

                                            Depending  on the  Account  Value at
                                            the time of an  increase in the Face
                                            Amount   and  the   amount   of  the
                                            increase  requested,  an  additional
                                            premium  may be  needed  to  prevent
                                            your policy from terminating.

Paying premiums may not ensure that         Effect  of  Premium   Payments.   In
your policy remains in force.               general, paying all planned periodic
                                            premiums may not prevent your policy
                                            from  lapsing.  In addition,  if you
                                            fail  to pay  any  planned  periodic
                                            premium,   your   policy   will  not
                                            necessarily lapse.

                                            Your policy will lapse only when the
                                            Net  Cash   Surrender   Value  on  a
                                            Monthly Anniversary is less than the
                                            amount   of  that   date's   monthly
                                            deduction.  This could happen if the
                                            Net   Cash   Surrender   Value   has
                                            decreased because:

                                            o   of  the   negative   return   or
                                                insufficient  return  earned  by
                                                one or more  of the  subaccounts
                                                you selected; or

                                            o   of   any   combination   of  the
                                                following     --    you     have
                                                Outstanding   Loans,   you  have
                                                taken  partial  surrenders,   we
                                                have deducted  policy  expenses,
                                                or you  have  made  insufficient
                                                premium  payments  to offset the
                                                monthly deduction.

Your policy will not terminate              Grace Period. In order for insurance
immediately after your Account Value        coverage to remain in force, the Net
is insufficient.                            Cash Surrender Value on each Monthly
                                            Anniversary  must  be  equal  to  or
                                            greater   than  the  total   monthly
                                            deductions    for    that    Monthly
                                            Anniversary.  If it is not, you have
                                            a Grace  Period  of 61  days  during
                                            which the policy  will  continue  in
                                            force.  The Grace  Period  begins on
                                            the Monthly Anniversary that the Net
                                            Cash  Surrender  Value is less  than
                                            the total  monthly  deductions  then
                                            due.   If  we  do  not   receive   a
                                            sufficient premium before the end of
                                            the Grace  Period,  the policy  will
                                            terminate without value.

                                            We will  send you a  written  notice
                                            within 30 days of the  beginning  of
                                            any Grace  Period.  The notice  will
                                            state that a Grace Period of 61 days
                                            has begun.

How much you must pay to prevent            The  amount of premium  required  to
your policy from terminating.               prevent your policy from terminating
                                            is equal  to the  amount  needed  to
                                            increase  the  Net  Cash   Surrender
                                            Value  sufficiently  to cover  total
                                            monthly   deductions  for  the  next
                                            three (3) Monthly Anniversaries.

                                            If the Insured dies during the Grace
                                            Period,  we will  still pay the Life
                                            Insurance     Proceeds     to    the
                                            Beneficiary.  The amount we pay will
                                            reflect a  reduction  for the unpaid
                                            monthly  deductions due on or before
                                            the date of the Insured's death.

                                            If  your   policy   lapses  with  an
                                            Outstanding   Loan   you  may   have
                                            taxable income.

                                            Premium    Allocations.    In    the
                                            application,    you    specify   the
                                            percentage  of  Net  Premium  to  be
                                            allocated  to  each  subaccount  and
                                            Guaranteed Account.  However,  until
                                            the  period to  examine  and  cancel
                                            expires,  we invest  this  amount in
                                            the Money Market Subaccount.  On the
                                            first  business day after the period
                                            expires,  we  will  reallocate  your
                                            Account  Value  based on the premium
                                            allocation   percentages   in   your
                                            application.

                                            For all subsequent premiums, we will
                                            use the allocation  percentages  you
                                            specified in the  application  until
                                            you change them.  You can change the
                                            allocation  percentages  at any time
                                            by  sending  written  notice  to our
                                            Administrative  Office.  The  change
                                            will apply to all  premium  received
                                            with or after your notice.

                                            Allocation  Rules.  Your  allocation
                                            instructions must meet the following
                                            requirements:

                                            o Each allocation percentage must be
                                              a whole number;

                                            o Any  allocation  to  a  subaccount
                                              must be at least 5%; and

                                            o the sum of  your allocations  must
                                              equal 100%.

                                            Crediting Premium.  Your initial Net
                                            Premium  will  be  credited  to your
                                            Account Value as of the Policy Date.
                                            We will credit and invest subsequent
                                            Net  Premiums on the date we receive
                                            the  premium or notice of deposit at
                                            our  Administrative  Office. We will
                                            process  premiums  at the price next
                                            computed  after  receipt of premium.
                                            Premiums   received   by  4:00   pm,
                                            Eastern  Time,  on a Valuation  Date
                                            will be  processed  as of that  day.
                                            Premiums  received  after  4:00  pm,
                                            Eastern  Time,  on a Valuation  Date
                                            will  be  processed  as of the  next
                                            Valuation Date.

                                            If any premium requires us to accept
                                            additional  risk,  we will  allocate
                                            this  amount  to  the  Money  Market
                                            Subaccount  until  we  complete  our
                                            underwriting.  When accepted, and at
                                            the end of the period to examine and
                                            cancel the policy,  we will allocate
                                            it   in    accordance    with   your
                                            allocation percentages.

================================================================================
                             The Investment Options
================================================================================

                                            You  may allocate your Account Value
                                            to:

                                            o the subaccounts  which  invest  in
                                              the variable investmentoptions; or

                                            o the Guaranteed Account.

                                            Variable Investment Options

                                            Under the policy,  you may currently
                                            allocate your Account Value into any
                                            of the available  subaccounts.  Each
                                            subaccount  invests  in  shares of a
                                            corresponding  portfolio  of a fund.
                                            These portfolios  operate  similarly
                                            to  a  mutual   fund  but  are  only
                                            available  through  the  purchase of
                                            certain  insurance  contracts.   The
                                            funds   may   also   include   other
                                            portfolios  which are not  available
                                            under the policy.

                                            There  is no  assurance  that any of
                                            the  portfolios  will achieve  their
                                            stated objective. Owners are advised
                                            to  read   the   fund   prospectuses
                                            accompanying   this  prospectus  for
                                            more detailed information  regarding
                                            management   of   the    portfolios,
                                            investment  objectives,   investment
                                            advisory  fees,  and  other  charges
                                            assessed by the funds.

                                            The investment advisers to the funds
                                            may   compensate  us  for  providing
                                            administrative      services      in
                                            connection   with   the   portfolios
                                            offered   under  the  policy.   Such
                                            compensation   would  be  paid  from
                                            adviser assets.

Alliance Variable Products Series           Growth Portfolio  provides long term
Fund, Inc.                                  growth of capital. Current income is
                                            only  an  incidental  consideration.
                                            The  portfolio  seeks to achieve its
                                            objective by investing  primarily in
                                            equity  securities of companies with
                                            favorable earnings  outlooks,  which
                                            have long-term growth rates that are
                                            expected  to exceed that of the U.S.
                                            economy over time.

                                            Growth and Income Portfolio seeks to
                                            balance the objectives of reasonable
                                            current    income   and   reasonable
                                            opportunities    for    appreciation
                                            through  investments   primarily  in
                                            dividend-paying   common  stocks  of
                                            good quality.  Investments  may also
                                            be made in fixed  income  securities
                                            and convertible securities.

                                            Americas Government Income Portfolio
                                            seeks the  highest  level of current
                                            income,  consistent  with  what  its
                                            manager   considers  to  be  prudent
                                            investment  risk,  that is available
                                            from  portfolios of debt  securities
                                            issued   or    guaranteed   by   the
                                            governments  of the  United  States,
                                            Canada,   Mexico,   their  political
                                            subdivisions   (including   Canadian
                                            provinces,  but excluding  states of
                                            the   United   States),    agencies,
                                            instrumentalities, or authorities.

                                            Premier   Growth   Portfolio   seeks
                                            growth  of   capital   by   pursuing
                                            aggressive investment policies.  The
                                            portfolio   invests   primarily   in
                                            equity securities of U.S.  companies
                                            that are  judged  likely to  achieve
                                            superior earnings growth.

                                            Quasar  Portfolio  seeks  growth  of
                                            capital   by   pursuing   aggressive
                                            investment  policies.  The portfolio
                                            invests for capital appreciation and
                                            only    incidentally   for   current
                                            income.   The  portfolio   generally
                                            invests in a  diversified  portfolio
                                            of equity  securities of any company
                                            and  industry  and  in any  type  of
                                            security  which is believed to offer
                                            possibilities       for      capital
                                            appreciation.

                                            The   Alliance   Variable   Products
                                            Series  Fund,  Inc.  is  managed  by
                                            Alliance Capital Management L.P.

American Century Variable                   American   Century   VP  Income  and
Portfolios, Inc.                            Growth   Portfolio   seeks  dividend
                                            growth,  current  income and capital
                                            appreciation    by    investing   in
                                            diversified    portfolio   of   U.S.
                                            stocks.  The management team strives
                                            to outperform  the S&P 500 over time
                                            while      matching     the     risk
                                            characteristics of the index.


                                            American  Century  VP  International
                                            Portfolio  is for  long-term  equity
                                            investors   who  want  to  diversify
                                            their  domestic  portfolio by adding
                                            broad exposure to developed  foreign
                                            markets   through   the   stocks  of
                                            larger,   fast  growing   companies.
                                            International   investing   involves
                                            special   risks  such  as  political
                                            instability       and       currency
                                            fluctuations.

                                            American     Century      Investment
                                            Management,  Inc. is the portfolios'
                                            investment  adviser.  The adviser is
                                            responsible    for    managing   the
                                            investments  of the  portfolios  and
                                            directing the purchases and sales of
                                            its   investment   securities.   The
                                            adviser  also  arranges for transfer
                                            agency,   custody,   and  all  other
                                            services     necessary    for    the
                                            portfolios to operate.

Berger Institutional Products Trust         Berger  IPT - Small  Company  Growth
                                            Fund seeks capital  appreciation  by
                                            (IPT) investing  primarily in common
                                            stocks of small  companies that have
                                            potential   for  rapid  revenue  and
                                            earnings growth. The fund focuses on
                                            companies    that   have    dominant
                                            positions in emerging  industries or
                                            have   growing   market   shares  in
                                            larger, fragmented industries.

                                            Berger  Financial  Group  LLC is the
                                            investment  adviser  to the fund and
                                            is  responsible   for  managing  its
                                            investment    operations   and   the
                                            composition    of   the   investment
                                            portfolio.  Berger  also acts as the
                                            administrator and is responsible for
                                            such    functions   as    monitoring
                                            compliance   with   all   applicable
                                            federal and state laws.

Credit Suisse Trust                         Emerging   Growth   Portfolio  seeks
                                            maximum  capital  appreciation.  The
                                            portfolio  invests  in  U.S.  equity
                                            securities        focusing        on
                                            emerging-growth  companies. It looks
                                            for growth  characteristics  such as
                                            positive  earnings and potential for
                                            accelerated growth.

                                            Emerging  Markets   Portfolio  seeks
                                            long-term  growth  of  capital.  The
                                            portfolio  invests in foreign equity
                                            securities  focusing  on the world's
                                            less   developed    countries.    It
                                            analyzes    a    company's    growth
                                            potential    using    a    bottom-up
                                            investment approach.

                                            Global     Post-Venture      Capital
                                            Portfolio seeks long-term  growth of
                                            capital.   The   portfolio   invests
                                            primarily  in equity  securities  of
                                            U.S.    and    foreign     companies
                                            considered    to   be    in    their
                                            post-venture    capital   stage   of
                                            development.   The   portfolio   may
                                            invest in  companies of any size and
                                            takes a growth  investment  approach
                                            to      identifying       attractive
                                            post-venture capital investments.

                                            International  Focus Portfolio seeks
                                            long term capital appreciation.  The
                                            portfolio  invests in foreign equity
                                            securities      and      diversifies
                                            investments     across    countries,
                                            including   emerging  markets.   The
                                            portfolio    favors    stocks   with
                                            discounted   valuations,   using   a
                                            value-based,   bottom-up  investment
                                            approach.

                                            Small  Cap  Growth  Portfolio  seeks
                                            capital   growth.    The   portfolio
                                            invests  in  equity   securities  of
                                            small U.S. companies. Using a growth
                                            investment   style,   the  portfolio
                                            looks for either developing or older
                                            companies   in  a  growth  stage  or
                                            companies   providing   products  or
                                            services  with  a  high  unit-volume
                                            growth rate.

                                            Large  Cap  Value   Portfolio  seeks
                                            long-term   growth  of  capital  and
                                            income.    The   portfolio   invests
                                            primarily   in  equity   securities,
                                            focusing on large U.S. companies. It
                                            analyzes     such     factors     as
                                            price-to-earnings  and price-to-book
                                            ratios  using  a  value   investment
                                            style.

                                            Credit Suisse Trust (the "Trust") is
                                            an  open-end  management  investment
                                            company.    Credit    Suisse   Asset
                                            Management,   LLC  (New  York),  the
                                            Trust's investment  adviser, is part
                                            of     Credit      Suisse      Asset
                                            Management(CSAM),  the institutional
                                            and mutual-fund asset management arm
                                            of Credit Suisse First Boston. As of
                                            December 31, 2001, CSAM managed over
                                            $78   billion   in  the  U.S.   and,
                                            together with its global affiliates,
                                            managed  assets of over $303 billion
                                            in 14 countries.

Fidelity Variable Insurance Products        VIP  Balanced  Portfolio  seeks both
Fund                                        income and growth of capital.

                                            VIP Contrafund  Portfolio seeks long
                                            term capital appreciation.

                                            VIP   Index  500   Portfolio   seeks
                                            investment  results that  correspond
                                            to the total return of common stocks
                                            publicly   traded   in  the   United
                                            States,  as  represented  by the S&P
                                            500.

                                            Fidelity   Management   &   Research
                                            Company  is the  investment  adviser
                                            for the Fidelity Variable  Insurance
                                            Products   Fund.    Deutsche   Asset
                                            Management, Inc. currently serves as
                                            the  subadviser  to  VIP  Index  500
                                            Portfolio.

Franklin Templeton Variable                 Templeton     Developing     Markets
Insurance Products Trust                    Securities  Fund  --  Class  2 seeks
                                            long-term   capital    appreciation.
                                            Under normal market conditions,  the
                                            fund     invests     primarily    in
                                            investments   of   emerging   market
                                            companies including those that trade
                                            in emerging markets or are issued by
                                            companies  that  derive  significant
                                            revenue  from  goods,  services,  or
                                            sales   produced,   or  have   their
                                            principal  activities  or  assets in
                                            emerging market countries.

                                            Templeton  Growth  Securities Fund -
                                            Class  2  seeks  long-term   capital
                                            growth.    Under    normal    market
                                            conditions,    the   Fund    invests
                                            primarily  in equity  securities  of
                                            companies  located  anywhere  in the
                                            world,  including  those in the U.S.
                                            and emerging markets.

                                            Templeton Foreign Securities Fund --
                                            Class  2  seeks  long-term   capital
                                            growth.    Under    normal    market
                                            conditions,    the   fund    invests
                                            primarily   in  foreign   securities
                                            including emerging markets.

                                            Templeton  Asset  Management Ltd. is
                                            the   investment   manager   to  the
                                            Templeton     Developing     Markets
                                            Securities  Fund.  Templeton  Global

                                            Advisors  Limited is the  investment
                                            manager    to    Templeton    Growth
                                            Securities      Fund.      Templeton
                                            Investment  Counsel,   LLC.  is  the
                                            investment  manager to the Templeton
                                            Foreign  Securities Fund. Only Class
                                            2  shares  of  Templeton  Developing
                                            Markets  Securities Fund,  Templeton
                                            Growth    Securities    Fund,    and
                                            Templeton  Foreign  Securities  Fund
                                            are available as investment  options
                                            under the policy.

Goldman Sachs Variable Insurance            CORE(SM)  U.S.   Equity  Fund  seeks
Trust                                       long-term   growth  of  capital  and
                                            dividend  income.  The fund  invests
                                            under normal circumstances, at least
                                            90%  of  its   total   assets   (not
                                            including     securities     lending
                                            collateral  and  any  investment  of
                                            that collateral) measured at time of
                                            purchase  in a  broadly  diversified
                                            portfolio of large cap and blue chip
                                            equity  securities  representing all
                                            major sectors of the U.S. economy.

                                            International   Equity   Fund  seeks
                                            long-term capital appreciation.  The
                                            fund    invests,     under    normal
                                            circumstances,  at least  80% of its
                                            net assets  plus any  borrowing  for
                                            investment   purposes  (measured  at
                                            time of purchase)  in a  diversified
                                            of equity  investments  in companies
                                            that are organized  outside the U.S.
                                            or whose  securities are principally
                                            traded outside the U.S.

                                            Goldman   Sachs   Asset   Management
                                            ("GSAM"),  a unit of the  Investment
                                            Management Division of Goldman Sachs
                                            and  Co.,   serves   as   investment
                                            adviser  to CORE U.S.  Equity.  GSAM
                                            International  serves as  investment
                                            adviser to the International  Equity
                                            Fund.

The Universal Institutional Funds, Inc.     Emerging  Markets  Equity  Portfolio
                                            seeks long-term capital appreciation
                                            by     investing     primarily    in
                                            growth-oriented equity securities of
                                            issuers    in    emerging     market
                                            countries.

                                            Core  Plus  Fixed  Income  Portfolio
                                            seeks  above  average  total  return
                                            over a market cycle of three to five
                                            years by  investing  primarily  in a
                                            diversified     mix    of     dollar
                                            denominated  investment  grade fixed
                                            income securities, particularly U.S.
                                            government  corporate  and  mortgage
                                            securities.   The   portfolio   will
                                            ordinarily   seek  to   maintain  an
                                            average weighted  maturity in excess
                                            of five  years.  The  portfolio  may
                                            invest      opportunistically     in
                                            non-dollar   denominated  securities
                                            and   in   high   yield   securities
                                            commonly   referred   to  as   "junk
                                            bonds."

                                            High  Yield  Portfolio  seeks  above
                                            average  total  return over a market
                                            cycle  of  three  to five  years  by
                                            investing  primarily  in high  yield
                                            securities  (commonly referred to as
                                            "junk  bonds").  The  portfolio  may
                                            also  invest  in  investment   grade
                                            fixed income  securities,  including
                                            U.S.     government      securities,
                                            corporate    bonds   and    mortgage
                                            securities. The portfolio may invest
                                            to a limited extent in foreign fixed
                                            income securities including emerging
                                            markets securities.

                                            Mid Cap Growth  Portfolio seeks long
                                            term  capital  growth  by  investing
                                            primarily in growth  oriented equity
                                            securities of U.S. mid-cap companies
                                            and,  to a limited  extent,  foreign
                                            companies.  The  investment  adviser
                                            selects   issuers  from  a  universe
                                            comprised of mid-cap companies, most
                                            with   market   capitalizations   of
                                            generally less than $35 billion.

                                            Mid Cap Value  Portfolio seeks above
                                            average  total  return over a market
                                            cycle  of  three  to five  years  by
                                            investing primarily in common stocks
                                            of  companies  with  capitalizations
                                            generally  in the range of companies
                                            included   in  the  S&P  MidCap  400
                                            Index.  The  portfolio   focuses  on
                                            stocks   that   it   believes    are
                                            undervalued  in comparison  with the
                                            stock market as a whole, as measured
                                            by the S&P 500 Index.

                                            Money  Market   Portfolio  seeks  to
                                            maximize current income and preserve
                                            capital while maintaining  liquidity
                                            by   investing   in   money   market
                                            instruments      with      effective
                                            maturities  of 397 days or less.  In
                                            selecting      investments,      the
                                            investment adviser seeks to maintain
                                            a share price of $1.00 per share.

                                            Technology Portfolio seeks long term
                                            capital  appreciation  by  investing
                                            primarily  in equity  securities  of
                                            companies    that   the   investment
                                            adviser   expects  to  benefit  from
                                            their  involvement in technology and
                                            technology-related securities.

                                            The  investment  adviser  for  Money
                                            Market  Portfolio,  Emerging Markets
                                            Equity     Portfolio,     Technology
                                            Portfolio,  Core Plus  Fixed  Income
                                            Portfolio, Mid Cap Growth Portfolio,
                                            Mid Cap  Value  Portfolio,  and High
                                            Yield  Portfolio  is Morgan  Stanley
                                            Investment Management Inc., a wholly
                                            owned  subsidiary of Morgan  Stanley
                                            Dean  Witter  &  Co.,   which  is  a
                                            publicly   owned  global   financial
                                            services corporation. The subadviser
                                            for the Money  Market  Portfolio  is
                                            Morgan Stanley  Investment  Advisors
                                            Inc., a  wholly-owned  subsidiary of
                                            Morgan  Stanley  Dean  Witter  & Co.
                                            Prior to May 1, 2002, Morgan Stanley
                                            Investments   LP  (formerly   Miller
                                            Anderson  and  Sherrerd,   LLP),  an
                                            affiliate    of    Morgan    Stanley
                                            Investment  Management Inc.,  served
                                            as  investment  adviser  to the Core
                                            Plus Fixed Income Portfolio, Mid Cap
                                            Growth  Portfolio,   Mid  Cap  Value
                                            Portfolio, and High Yield Portfolio.

Neuberger Berman Advisers Management        AMT  Partners   Portfolio  seeks  to
Trust ("AMT")                               achieve  capital growth by investing
                                            mainly in  common  stocks of mid- to
                                            large- capitalization companies. The
                                            managers   look   for   well-managed
                                            companies  whose  stock  prices  are
                                            believed to be undervalued.

                                            Neuberger  Berman   Management  Inc.
                                            serves as the investment  manager of
                                            the portfolio. Neuberger Berman, LLC
                                            serves as the subadviser.

                                            The  investments  for the  portfolio
                                            are  managed  by the same  portfolio
                                            manager(s)  who  manage  one or more
                                            other mutual funds that have similar
                                            names,   investment  objectives  and
                                            investment  styles as the portfolio.
                                            You   should   be  aware   that  the
                                            portfolio  is likely to differ  from
                                            the other mutual funds in size, cash
                                            flow   pattern   and  tax   matters.
                                            Accordingly,  the  holdings  and the
                                            performance  of the portfolio can be
                                            expected  to vary from  those of the
                                            other mutual funds.

                                            Shares of the separate portfolios of
                                            Neuberger Berman Advisers Management
                                            Trust  are  sold  only  through  the
                                            currently  effective  prospectus and
                                            are  not  available  to the  general
                                            public. Shares of the AMT Portfolios
                                            may  be   purchased   only  by  life
                                            insurance  company separate accounts
                                            that  fund   variable   annuity  and
                                            variable life insurance policies.

PIMCO Variable Insurance Trust              Long-Term   U.S.   Government   Bond
                                            Portfolio    seeks   maximum   total
                                            return, consistent with preservation
                                            of capital  and  prudent  investment
                                            management.  The  portfolio  invests
                                            under normal  circumstances at least

                                            80% of its  assets in a  diversified
                                            portfolio of fixed income securities
                                            that are issued or guaranteed by the
                                            U.S.  government,  its  agencies  or
                                            government-sponsored     enterprises
                                            ("U.S. Government Securities"). This
                                            portfolio   will   normally  have  a
                                            minimum average  portfolio  duration
                                            of eight years.

                                            Total  Return Bond  Portfolio  seeks
                                            maximum  total  return,   consistent
                                            with  preservation  of  capital  and
                                            prudent investment  management.  The
                                            portfolio   invests   under   normal
                                            circumstances  at  least  65% of its
                                            assets in a diversified portfolio of
                                            fixed income  instruments of varying
                                            maturities.  The  average  portfolio
                                            duration  of  this   portfolio  will
                                            normally  vary  within a  three-  to
                                            six-year  timeframe based on PIMCO's
                                            forecast for interest rates.

                                            Pacific    Investment     Management
                                            Company,  LLC  ("PIMCO")  serves  as
                                            investment adviser to each portfolio
                                            of  the  PIMCO  Variable   Insurance
                                            Trust.   PIMCO  is  responsible  for
                                            managing the  investment  activities
                                            of   the    portfolios    and    the
                                            portfolios'   business  affairs  and
                                            other administrative matters.

                                            The    investment    objective   and
                                            policies of the funds may be similar
                                            to  the  investment  objectives  and
                                            policies of other  mutual funds that
                                            the  investment   advisers   manage.
                                            Although the objectives and policies
                                            may  be  similar,   the   investment
                                            results  of the  funds may be higher
                                            or lower  than the  results  of such
                                            other mutual funds.  The  investment
                                            advisers cannot guarantee, and makes
                                            no    representation,    that    the
                                            investment  results of similar funds
                                            will be  comparable  even though the
                                            funds   have  the  same   investment
                                            adviser.

                                            Guaranteed Investment Option

                                            Under the policy,  you may currently
                                            allocate  your Account  Value to the
                                            Guaranteed Account. In addition,  if
                                            you request a loan, we will allocate
                                            part of your  Account  Value  to the
                                            Loan  Account  which  is part of the
                                            Guaranteed Account.

                                            We may  treat  each  allocation  and
                                            transfer  separately for purposes of
                                            crediting    interest   and   making
                                            deductions   from   the   Guaranteed
                                            Account.

                                            Interest  Credited On the Guaranteed
                                            Account.  All of your Account  Value
                                            held in the Guaranteed  Account will
                                            earn interest at a rate we determine
                                            in our sole  discretion.  This  rate
                                            will  never be less than 4% per year
                                            compounded   annually.    The   Loan
                                            Account   portion  of  your  Account
                                            Value may earn a different  interest
                                            rate than the  remaining  portion of
                                            your Account Value in the Guaranteed
                                            Account.

                                            Deductions   from   the   Guaranteed
                                            Account.    We   will   deduct   any
                                            transfers, partial surrenders or any
                                            policy  expenses from the Guaranteed
                                            Account and your variable investment
                                            options on a pro rata basis,  unless
                                            you  provide  other  directions.  No
                                            portion of the Loan  Account  may be
                                            used for this purpose.

                                            Payments    from   the    Guaranteed
                                            Account.  If we must pay any part of
                                            the  proceeds  for a  loan,  partial
                                            surrender or full surrender from the
                                            Guaranteed Account, we may defer the
                                            payment  for up to six  months  from
                                            the  date  we  receive  the  written
                                            request.  If we defer  payment  from
                                            the

                                            Guaranteed  Account  for 30  days or
                                            more,  we will pay  interest  on the
                                            amount we  deferred  at a rate of 4%
                                            per year, compounded annually, until
                                            we make payment.

================================================================================
                          Investing Your Account Value
================================================================================

                                            The policy  allows you to choose how
                                            to invest your Account  Value.  Your
                                            Account   Value  will   increase  or
                                            decrease based on:

                                            o  The   returns  earned    by   the
                                               subaccounts you select.

                                            o  Interest   credited   on  amounts
                                               allocated   to   the   Guaranteed
                                               Account.

                                            We  will   determine   your   policy
                                            benefits  based  upon  your  Account
                                            Value.  If  your  Account  Value  is
                                            insufficient,    your   policy   may
                                            terminate. If the Net Cash Surrender
                                            Value on a  monthly  anniversary  is
                                            less than the amount of that  date's
                                            monthly  deduction,  the policy will
                                            be in  default  and a  Grace  Period
                                            will begin.

                                            Determining the Account Value

                                            On the  Policy  Date,  your  Account
                                            Value is equal to your  initial  Net
                                            Premium.  If the Policy Date and the
                                            Issue  Date  are the same  day,  the
                                            Account   Value  is  equal  to  your
                                            initial  premium,  less the  premium
                                            expenses and monthly deduction.

                                            On each Valuation  Date  thereafter,
                                            your Account Value is equal to:

                                            o  Your  Account  Value  held in the
                                               subaccounts; and

                                            o  Your Account Value  held  in  the
                                               Guaranteed Account.

                                            Your Account Value will reflect:

                                            o  the premiums you pay; and,

                                            o  the   returns   earned   by   the
                                               subaccounts you select; and,

                                            o  the interest  credited on amounts
                                               allocated    to  the   Guaranteed
                                               Account; and,

                                            o  any  loans  or partial surrender;
                                               and,

                                            o  the policy expenses we deduct.

                                            Account Value in the Subaccounts. We
                                            measure  your  Account  Value in the
                                            subaccounts  by  the  value  of  the
                                            subaccounts'  accumulation  units we
                                            credit  to  your  policy.  When  you
                                            allocate  premiums or transfer  part
                                            of   your   Account   Value   to   a
                                            subaccount,  we credit  your  policy
                                            with  accumulation   units  in  that
                                            subaccount.     The     number    of
                                            accumulation units equals the amount
                                            allocated to the subaccount  divided
                                            by  that  subaccount's  accumulation
                                            unit  value for the  Valuation  Date
                                            when the allocation is effected.

                                            The     number     of     subaccount
                                            accumulation units we credit to your
                                            policy will:

                                            o   increase  when  Net  Premium  is
                                                allocated  to  the   subaccount,
                                                amounts are  transferred  to the
                                                subaccount  and loan  repayments
                                                are credited to the subaccount.


                                            o   decrease   when  the   allocated
                                                portion of the monthly deduction
                                                is taken from the subaccount,  a
                                                loan   is    taken    from   the
                                                subaccount,    an    amount   is
                                                transferred from the subaccount,
                                                or    a    partial    surrender,
                                                including the partial  surrender
                                                charges,   is  taken   from  the
                                                subaccount.

                                            Accumulation    Unit    Values.    A
                                            subaccount's accumulation unit value
                                            varies to reflect  the return of the
                                            portfolio   and  may   increase   or
                                            decrease from one Valuation  Date to
                                            the  next.  We  arbitrarily  set the
                                            accumulation  unit  value  for  each
                                            subaccount    at   $10    when   the
                                            subaccount     was      established.
                                            Thereafter,  the  accumulation  unit
                                            value equals the  accumulation  unit
                                            value for the prior Valuation Period
                                            multiplied  by  the  Net  Investment
                                            Factor  for  the  current  Valuation
                                            Period.

                                            Net  Investment   Factor.   The  net
                                            investment factor is an index we use
                                            to  measure  the  investment  return
                                            earned  by  a  subaccount  during  a
                                            Valuation Period. It is based on the
                                            change  in net  asset  value  of the
                                            portfolio   shares   held   by   the
                                            subaccount,    and    reflects   any
                                            dividend     or     capital     gain
                                            distributions   on   the   portfolio
                                            shares and may include the deduction
                                            of the daily  mortality  and expense
                                            risk charge.

                                            Guaranteed  Account  Value.  On  any
                                            Valuation   Date,   the   Guaranteed
                                            Account   portion  of  your   policy
                                            Account Value equals:

                                            o   the  total  of all Net  Premium,
                                                allocated   to  the   Guaranteed
                                                Account, plus

                                            o   any amounts  transferred  to the
                                                Guaranteed Account, plus

                                            o   interest credited on the amounts
                                                allocated and transferred to the
                                                Guaranteed Account, less

                                            o   the amount of any transfers from
                                                the Guaranteed Account, less

                                            o   the   amount   of  any   partial
                                                surrender, including the partial
                                                surrender  charges,  taken  from
                                                the Guaranteed Account, less

                                            o   the  allocated  portion  of  the
                                                monthly deduction  deducted from
                                                the Guaranteed Account, plus

                                            o   the amount of the Loan Account.

                                            If you take a loan,  we transfer the
                                            amount  of  the  loan  to  the  Loan
                                            Account   held  in  the   Guaranteed
                                            Account.  The  value  of  your  Loan
                                            Account  includes  transfers  to and
                                            from  the Loan  Account  as you take
                                            and   repay   loans   and   interest
                                            credited on the Loan Account.

                                            Net Account  Value.  The net Account
                                            Value  on a  Valuation  Date  is the
                                            Account Value less Outstanding Loans
                                            on that date.

                                            Cash  Surrender   Value.   The  Cash
                                            Surrender  Value on a Valuation Date
                                            is the Account  Value reduced by any
                                            surrender   charge   that  would  be
                                            assessed  if  you   surrendered  the
                                            policy on that date.

The amount you would receive on a           Net Cash  Surrender  Value.  The Net
surrender of your policy.                   Cash Surrender  Value on a Valuation
                                            Date is the amount you would receive
                                            on a surrender of your
                                            policy and is equal to:

                                            o the Cash Surrender Value, less

                                            o the Outstanding Loan on that date.

                                            Transfers

                                            You may transfer Account Value among
                                            the    subaccounts    and   to   the
                                            Guaranteed  Account after the period
                                            to examine and cancel.  All transfer
                                            requests,   except  for  those  made
                                            under the dollar cost  averaging  or
                                            automatic rebalancing programs, must
                                            satisfy the following requirements:

                                            o   Minimum  amount of  transfer  --
                                                You must  transfer at least $250
                                                or,    the    balance   in   the
                                                subaccount  or  the   Guaranteed
                                                Account, if less;

                                            o   Form of transfer  request -- You
                                                must  make  a  written   request
                                                unless   you  have   established
                                                prior   authorization   to  make
                                                telephone   transfers  or  other
                                                means we make available;

                                            o   Transfers  from  the  Guaranteed
                                                Account -- The  maximum  you may
                                                transfer  in a  policy  year  is
                                                equal  to  25% of  your  Account
                                                Value in the Guaranteed  Account
                                                (not including the Loan Account)
                                                on  the   most   recent   policy
                                                anniversary reduced by all prior
                                                partial surrenders and transfers
                                                taken   from   the    Guaranteed
                                                Account during that policy year.

                                            Date  We   Process   Your   Transfer
                                            Request.   We  must   receive   your
                                            transfer      request     at     our
                                            Administrative  Office.  We  process
                                            transfers at the price next computed
                                            after  we  receive   your   transfer
                                            request.  Transfer requests received
                                            by  4:00  pm,  Eastern  Time,  on  a
                                            Valuation  Date will be processed as
                                            of  that  day.   Transfer   requests
                                            received   after  4:00  pm,  Eastern
                                            Time,  on a  Valuation  Date will be
                                            processed  as of the next  Valuation
                                            Date.   We   may,   however,   defer
                                            transfers  under the same conditions
                                            as  described  under  "Other  Policy
                                            Provisions   --  When  Proceeds  Are
                                            Paid."

                                            Number         of          Permitted
                                            Transfers/Transfer Charge. We do not
                                            currently   limit   the   number  of
                                            transfers you may make. However, for
                                            each transfer in excess of 12 during
                                            a policy year,  we will assess a $25
                                            transfer   charge.   All   transfers
                                            processed  on the same  business day
                                            will  count  as  one   transfer  for
                                            purposes of  determining  the number
                                            of  transfers  you  have  made  in a
                                            policy year. Transfers in connection
                                            with the dollar cost  averaging  and
                                            asset rebalancing  programs will not
                                            count against the 12 free  transfers
                                            in any policy  year.  We reserve the
                                            right to increase  or  decrease  the
                                            number of free transfers  allowed in
                                            any policy year.

                                            Dollar Cost Averaging

                                            Dollar   cost    averaging    is   a
                                            systematic  method of  investing  at
                                            regular  intervals.  By investing at
                                            regular  intervals,  the cost of the
                                            securities is averaged over time and
                                            perhaps over various market cycles.

                                            If you choose this program,  we will
                                            make automatic  monthly transfers of
                                            your  Account  Value  from the Money
                                            Market    Subaccount    into   other
                                            subaccounts  for a specified  dollar
                                            amount  or  a  specified  number  of
                                            months  (not  exceeding  twenty-four
                                            months).    Unless   you   tell   us
                                            otherwise,   we  will  allocate  the
                                            transfer  as you have  specified  in
                                            your most current premium allocation
                                            instructions.  However, no less than
                                            5%  may  be  allocated  to  any  one
                                            subaccount.  You must have $2,000 in
                                            the Money

                                            Market  Subaccount  to elect  dollar
                                            cost  averaging.  We will  apply any
                                            additional premium payments you make
                                            after  electing  this program to the
                                            Money Market Subaccount for purposes
                                            of  dollar   cost   averaging   your
                                            investment.

                                            There is  currently  no  charge  for
                                            this    program.     Transfers    in
                                            connection    with    dollar    cost
                                            averaging  will  not  count  against
                                            your  free  transfers  in  a  policy
                                            year.   We  reserve   the  right  to
                                            suspend  or modify  this  program at
                                            anytime.

                                            Processing  your  automatic   dollar
                                            cost  averaging  transfers.  We will
                                            begin  to  process  your   automatic
                                            transfers:

                                            o   On the first Monthly Anniversary
                                                following  the end of the period
                                                to  examine  and  cancel  if you
                                                request  dollar  cost  averaging
                                                when you apply for your policy.

                                            o   On    the     second     Monthly
                                                Anniversary following receipt of
                                                your      request     at     our
                                                Administrative   Office  if  you
                                                elect  the  program   after  you
                                                apply for the policy.

                                            We will  stop  processing  automatic
                                            transfers if:

                                            o   The  funds in the  Money  Market
                                                Subaccount have been depleted;

                                            o   We receive your written  request
                                                at our Administrative  Office to
                                                cancel future transfers;

                                            o   We receive notification of death
                                                of the Insured; or

                                            o   Your  policy goes into the Grace
                                                Period.

                                            Dollar cost averaging may lessen the
                                            impact  of  market  fluctuations  on
                                            your  investment.  Using dollar cost
                                            averaging    does   not    guarantee
                                            investment  gains or protect against
                                            loss in a declining market.

                                            Automatic Rebalancing

                                            We   may    offer    an    automatic
                                            rebalancing   program  to  rebalance
                                            your  Account  Value to  match  your
                                            allocation instructions.

                                            This program is offered  because the
                                            Account  Value  in  the   Guaranteed
                                            Account  and  the  subaccounts  will
                                            accumulate  at different  rates as a
                                            result   of   different   investment
                                            returns.  Automatic rebalancing will
                                            reset  the  Account   Value  of  the
                                            subaccounts   to  your  most  recent
                                            allocation  instructions.   You  may
                                            elect   the   frequency    (monthly,
                                            quarterly,      semiannually,     or
                                            annually)   as  measured   from  the
                                            policy    anniversary.     On    the
                                            appropriate  day, we will  rebalance
                                            the  Account   Value  by  generating
                                            transfers to reallocate your Account
                                            Value  according to your most recent
                                            allocation instructions.

                                            There is  currently  no  charge  for
                                            this  program.  We  will  not  count
                                            transfers  resulting  from automatic
                                            rebalancing    against   your   free
                                            transfers in a policy year.

                                            We  reserve  the right to suspend or
                                            modify  automatic  rebalancing or to
                                            charge  an  administrative  fee  for
                                            excessive   election  or  allocation
                                            changes.  Automatic  rebalancing  is
                                            not  available  if the Grace  Period
                                            has commenced.

================================================================================
                                 Death Benefits
================================================================================

                                            Life Insurance Proceeds

                                            During the policy term,  we will pay
                                            the Life  Insurance  Proceeds to the
                                            Beneficiary   after  the   Insured's
                                            death.  To  make  payment,  we  must
                                            receive   at   our    Administrative
                                            Office:

                                            o  satisfactory    proof    of   the
                                               Insured's death; and

                                            o  the policy.

The Beneficiary may receive the Life        Payment of Life Insurance  Proceeds.
Insurance Proceeds in one lump sum          We  will  pay  the  Life   Insurance
or under any other payment option.          Proceeds generally within seven days
                                            after we receive the  information we
                                            require.   We  will   pay  the  Life
                                            Insurance     Proceeds     to    the
                                            Beneficiary  in one lump sum or,  if
                                            elected,  under  a  payment  option.
                                            Payment   of  the   Life   Insurance
                                            Proceeds  may  also be  affected  by
                                            other provisions of the policy.

                                            We will  pay  interest  on the  Life
                                            Insurance  Proceeds from the date of
                                            the  Insured's  death to the date of
                                            payment as  required  by  applicable
                                            state law.

                                            Amount of Life  Insurance  Proceeds.
                                            We will determine the Life Insurance
                                            Proceeds  as  of  the  date  of  the
                                            Insured's  death. The Life Insurance
                                            Proceeds will equal:

                                            o  the  amount of the Death  Benefit
                                               determined   according   to   the
                                               death  benefit  option  selected;
                                               plus

                                            o  any other benefits then due  from
                                               riders to the policy; minus

                                            o  the Outstanding Loan, if any, and
                                               accrued loan interest; minus

                                            o  any overdue monthly deductions if
                                               the Insured  dies during a  Grace
                                               Period.

                                            Death Benefit Options

                                            You  may   select   from  two  death
                                            benefit options.

Level Death Benefit Option                  o  Level Death Benefit Option

                                            The  Death   Benefit   will  be  the
                                            greater of:

                                            1. Face Amount; or

                                            2. Account  Value  on  the  date  of
                                               death     multiplied    by    the
                                               appropriate minimum death benefit
                                               factor.

                                            You  should   consider   this  death
                                            benefit   option   if  you  want  to
                                            minimize your cost of insurance.

Increasing Death Benefit Option             o  Increasing  Death  Benefit Option

                                            The  Death   Benefit   will  be  the
                                            greater of:

                                            1. Face  Amount  plus   the  Account
                                               Value; or

                                            2. Account  Value  on  the  date  of
                                               death    multiplied     by    the
                                               appropriate minimum death benefit
                                               factor.

                                            You  should   consider   this  death
                                            benefit  option  if  you  want  your
                                            Death  Benefit to increase with your
                                            Account Value.

Tax Qualification Options.                  Section  7702 of the  Code  provides
                                            alternative  testing  procedures for
                                            meeting  the   definition   of  life
                                            insurance.  Each policy must qualify
                                            under one of these two tests and you
                                            may  select  the  test  we  use  for
                                            ensuring   your  policy   meets  the
                                            definition of life insurance.

                                            Under both tests under Section 7702,
                                            there  is a  minimum  death  benefit
                                            required at all times. This is equal
                                            to the Account  Value  multiplied by
                                            the   appropriate    minimum   death
                                            benefit factor. These factors depend
                                            on the tax qualification  option and
                                            may be based on the  Attained  Ages,
                                            sex and rate class of the Insured. A
                                            table of the  applicable  factors is
                                            located in the policy.

                                            The  two tax  qualification  options
                                            are:

                                            o  Guideline    Premium/Cash   Value
                                               Corridor Test.

                                            o  Cash Value Accumulation Test.

                                            Once  you  have   selected  the  tax
                                            qualification    option   for   your
                                            policy, it may not be changed.

                                            Changes in Death Benefit Options

                                            If you have selected the Level Death
                                            Benefit Option you may change to the
                                            Increasing Death Benefit Option. You
                                            may also change from the  Increasing
                                            Death  Benefit  Option  to the Level
                                            Death Benefit Option.

How to request a change.                    You may change  your  Death  Benefit
                                            Option by providing  your agent with
                                            a written  request  or by writing us
                                            at our Administrative Office. We may
                                            require that you submit satisfactory
                                            evidence of insurability to us.

                                            If you  request  a  change  from the
                                            Level  Death  Benefit  Option to the
                                            Increasing Death Benefit Option,  we
                                            will  decrease the Face Amount by an
                                            amount equal to your  Account  Value
                                            on the date the change takes effect.
                                            However,  we  reserve  the  right to
                                            decline  to make such a change if it
                                            would  reduce the Face Amount  below
                                            the minimum Face Amount.

                                            If you  request  a  change  from the
                                            Increasing  Death Benefit  Option to
                                            the Level Death Benefit  Option,  we
                                            will  increase the Face Amount by an
                                            amount equal to your  Account  Value
                                            on the date the change takes effect.
                                            Such  decreases and increases in the
                                            Face  Amount  are  made so that  the
                                            Life Insurance  Proceeds  remain the
                                            same on the  date the  change  takes
                                            effect.

                                            Once  approved,  we will  issue  new
                                            policy  information pages and attach
                                            a  copy  of  your   application  for
                                            change.  We  reserve  the  right  to
                                            decline to make any changes  that we
                                            determine  would cause the policy to
                                            fail to  qualify  as life  insurance
                                            under  our   interpretation  of  the
                                            Code.

                                            The change  will take  effect on the
                                            next   Monthly    Anniversary   that
                                            coincides  with or next  follows the
                                            date we approve your request.

                                            Changes in Face Amount

                                            At any time  after the first  policy
                                            anniversary  while the  policy is in
                                            force  you may  request  a change in
                                            the Face Amount.  We will not make a
                                            change in Face  Amount  that  causes
                                            your  policy to fail to  qualify  as
                                            life insurance under the Code.

                                            Increases   in  Face   Amount.   Any
                                            request for an increase:

                                            o  Must be for at least $10,000.

                                            o  May not be requested  in the same
                                               policy  year  as another  request
                                               for an increase.

                                            o  May not  be  requested  after the
                                               Insured is Attained Age 85.

                                            A   written   application   must  be
                                            submitted   to  our   Administrative
                                            Office   along   with   satisfactory
                                            evidence of  insurability.  You must
                                            return the policy so we can amend it
                                            to   reflect   the   increase.   The
                                            increase  in Face Amount will become
                                            effective on the Monthly Anniversary
                                            on or next  following  the  date the
                                            increase   is   approved,   and  the
                                            Account  Value will be  adjusted  to
                                            the  extent  necessary  to reflect a
                                            monthly    deduction   as   of   the
                                            effective date based on the increase
                                            in Face Amount.

                                            Decreases   in  Face   Amount.   Any
                                            request for a decrease:

                                            o  Must be at least $5,000.

                                            o  Must not  cause  the  Face Amount
                                               after  the decrease  to  be  less
                                               than  the minimum  Face Amount at
                                               which we would issue a policy.

                                            o  And, during any one of  the first
                                               five (5) policy  years,  the Face
                                               Amount may  not be  decreased  by
                                               more than 10% of the initial Face
                                               Amount.  If  the  Face Amount  is
                                               decreased  during  the  first  14
                                               policy years or within  14 policy
                                               years  of  an  increase  in  Face
                                               Amount, a surrender charge may be
                                               applicable.

                                            Consequences  of a  Change  in  Face
                                            Amount. Both increases and decreases
                                            in  Face   Amount   may  impact  the
                                            surrender  charge.  In addition,  an
                                            increase  or decrease in Face Amount
                                            may  impact the status of the policy
                                            as a modified endowment contract.

================================================================================
                     Cash Benefits During the Insured's Life
================================================================================

                                            During the life of the Insured, your
                                            policy has cash  benefits  which you
                                            may access  within  limits by taking
                                            loans,   partial   surrenders  or  a
                                            surrender.

                                            Loans

                                            You may request a loan  against your
                                            policy  at any time  after the first
                                            policy  year  while the policy has a
                                            Net Cash Surrender  Value.  We limit
                                            the minimum  and  maximum  amount of
                                            loan you may take.  If we issued the
                                            policy   under  a  corporate   owned
                                            arrangement,    unless    we   agree
                                            otherwise,  a loan  will be  applied
                                            pro rata over all Insureds under the
                                            policy.

How to request a loan.                      You must  submit a  written  request
                                            for a  loan  to  the  Administrative
                                            Office.  Loans will be  processed as
                                            of the date we receive  the  request
                                            at our Administrative  Office.  Loan
                                            proceeds  generally  will be sent to
                                            you within seven days.

                                            Maximum Loan Amount. After the first
                                            policy year the maximum  loan amount
                                            is 90% of your  Net  Cash  Surrender
                                            Value

                                            Interest.  We charge  interest daily
                                            on  any   Outstanding   Loan   at  a
                                            declared  annual  rate not in excess
                                            of 8%.  The  maximum  net cost  (the
                                            difference   between   the  rate  of
                                            interest  we charge on loans and the
                                            amount we  credit on the  equivalent
                                            amount held in the Loan  Account) of
                                            a loan is 2% per year.  Interest  is
                                            due and  payable  at the end of each
                                            policy   year   while   a  loan   is
                                            outstanding. If interest is not paid
                                            when due, the amount of the interest
                                            is added  to the  loan  and  becomes
                                            part of the Outstanding Loan.

                                            Loan  Account.  You may direct us to
                                            take an  amount  equal  to the  loan
                                            proceeds  and any amount  attributed
                                            to   unpaid    interest   from   any
                                            subaccount  or from  the  Guaranteed
                                            Account. Otherwise, we will withdraw
                                            this amount from each  subaccount on
                                            a pro rata basis.  We transfer  this
                                            amount  to the Loan  Account  in the
                                            Guaranteed Account.

                                            When a loan  is  repaid,  an  amount
                                            equal  to  the  repayment   will  be
                                            transferred from the Loan Account to
                                            the   subaccounts   and   Guaranteed
                                            Account  in  accordance   with  your
                                            allocation  percentages in effect at
                                            the time of repayment.

                                            Effect of a Loan. A loan, whether or
                                            not  repaid,  will have a  permanent
                                            effect   on   the   Life   Insurance
                                            Proceeds and Account  Value  because
                                            the   investment   results   of  the
                                            subaccounts  and  current   interest
                                            rates  credited  in  the  Guaranteed
                                            Account   will  apply  only  to  the
                                            non-loaned  portion  of the  Account
                                            Value.   The   longer  the  loan  is
                                            outstanding, the greater this effect
                                            is  likely to be.  Depending  on the
                                            investment     results     of    the
                                            subaccounts  or  credited   interest
                                            rates  for  the  Guaranteed  Account
                                            while the loan is  outstanding,  the
                                            effect   could   be   favorable   or
                                            unfavorable.

                                            In  addition,  loans  from  modified
                                            endowment  contracts  may be treated
                                            for tax purposes as distributions of
                                            income.

                                            If  the  Life   Insurance   Proceeds
                                            become   payable  while  a  loan  is
                                            outstanding,  the  Outstanding  Loan
                                            will be deducted in calculating  the
                                            Life Insurance Proceeds.

                                            If the Outstanding  Loan exceeds the
                                            Cash Surrender  Value on any Monthly
                                            Anniversary,  the policy  will be in
                                            default.  We will send you,  and any
                                            assignee  of  record,  notice of the
                                            default.  You  will  have  a  61-day
                                            Grace  Period to submit a sufficient
                                            payment  to avoid  termination.  The
                                            notice will  specify the amount that
                                            must   be    repaid    to    prevent
                                            termination.

                                            Outstanding  Loan.  The  Outstanding
                                            Loan on a Valuation Date equals:

                                            o  All  loans  that  have  not  been
                                               repaid (including past due unpaid
                                               interest added to the loan), plus

                                            o  accrued interest not yet due.

                                            Loan Repayment. You may repay all or
                                            part of your Outstanding Loan at any
                                            time while the Insured is living and
                                            the   policy  is  in   force.   Loan
                                            repayments   must  be  sent  to  our
                                            Administrative  Office  and  will be
                                            credited as of the date received.

                                            Partial Surrender

Requirements for partial surrender.         We  will   not   allow   a   partial
                                            surrender  during  the first  policy
                                            year or  during  the first 12 months
                                            following   an   increase   in  Face
                                            Amount.  You may  make  two  partial
                                            surrenders  per  year.  We may limit
                                            the   minimum   amount  of   partial
                                            surrenders.

                                            o  Maximum Partial Surrender  Amount
                                               -- Up to a maximum of 90% of your
                                               policy's Net Cash Surrender Value
                                               except that the partial surrender
                                               must be at least $500 and may not
                                               cause the Face  Amount to be less
                                               than the  required  minimum  Face
                                               Amount.

How to request a partial surrender.         In order to make a partial surrender
                                            you must submit a written request to
                                            our  Administrative  Office. We will
                                            reduce  your  Account  Value  by the
                                            partial  surrender  amount  plus any
                                            applicable charges. When you request
                                            a partial surrender,  you may direct
                                            us to take the requested amount from
                                            any    subaccount    or   from   the
                                            Guaranteed     Account.    If    the
                                            Guaranteed   Account  or  subaccount
                                            value is  insufficient  to  withdraw
                                            the   amount   requested,   we  will
                                            withdraw  the  difference  from  the
                                            remaining  subaccounts on a pro rata
                                            basis   unless  you  have   provided
                                            specific  instructions  to  withdraw
                                            the  amount   from  one  or  several
                                            subaccounts.

                                            We will  process  partial  surrender
                                            requests at the price next  computed
                                            after  we   receive   your   written
                                            request   at   our    Administrative
                                            Office.   We  will   generally   pay
                                            partial   surrenders   within  seven
                                            days.

                                            Expenses for Partial  Surrender.  We
                                            may deduct the applicable  surrender
                                            charge on a partial surrender.  This
                                            charge,  if any,  will  be  deducted
                                            from your  Account  Value along with
                                            the   amount    requested    to   be
                                            surrendered  and will be  considered
                                            part   of  the   partial   surrender
                                            (together,  the  "partial  surrender
                                            amount").  Currently,  we  assess  a
                                            processing     charge    for    each
                                            withdrawal  of the  lesser of $25 or
                                            2% of the amount surrendered.

                                           Effect of Partial Surrender on Your
                                           Face Amount. The Face Amount of your
                                           policy will also be reduced by the
                                           partial surrender amount if the
                                           current death benefit option at the
                                           time of surrender is Option I.

                                            We will  reduce  the Face  Amount by
                                            the amount of the partial  surrender
                                            in the following order:

                                            1. The  most  recent increase in the
                                               Face  Amount,  if  any,  will  be
                                               reduced first.

                                            2. The next most recent increases in
                                               the  Face  Amount,  if  any, will
                                               then be successively decreased.

                                            3. The initial Face Amount will then
                                               be decreased.

                                            No  partial  surrender  may be  made
                                            that would  reduce  the Face  Amount
                                            below the minimum Face Amount.

                                            If we  issued  the  policy  under  a
                                            corporate owned arrangement,  unless
                                            we  agree   otherwise,   a   partial
                                            surrender  will be applied  pro rata
                                            over all Insureds under the policy.

                                            Partial  surrenders from your policy
                                            may have tax consequences.

                                            Surrendering the Policy for Net Cash
                                            Surrender Value

                                            You may  surrender  your  policy  in
                                            full at any  time  for its Net  Cash
                                            Surrender   Value  by  submitting  a
                                            written      request      to     our
                                            Administrative   Office.   We   will
                                            require  return  of  the  policy.  A
                                            surrender  charge may apply. We will
                                            process a  surrender  request  as of
                                            the  date we  receive  your  written
                                            request and all required  documents.
                                            Your  surrender   request  generally
                                            will be paid within seven days.  The
                                            Net  Cash  Surrender  Value  may  be
                                            taken  in  one  sum  or  it  may  be
                                            applied  to a payment  option.  Your
                                            policy will  terminate  and cease to
                                            be in force if it is surrendered for
                                            one   sum.   It   cannot   later  be
                                            reinstated.

================================================================================
                          Payment Options for Benefits
================================================================================

                                            The policy  offers a wide variety of
                                            optional ways of receiving  proceeds
                                            payable under the policy, such as on
                                            a surrender or death,  other than in
                                            a lump sum. Any agent  authorized to
                                            sell this policy can  explain  these
                                            options upon request.  None of these
                                            options  vary  with  the  investment
                                            performance of the Variable  Account
                                            because   they  are  all   forms  of
                                            guaranteed benefit payments.

================================================================================
                             Expenses of the Policy
================================================================================

                                            Periodically,    we   will    deduct
                                            expenses related to your policy.  We
                                            will deduct these:

                                            o  from premium,  Account  Value and
                                               from subaccount assets; and

                                            o  upon certain transactions.

                                            The  amount  of these  expenses  are
                                            described  in your  policy as either
                                            guaranteed or current. We will never
                                            charge  more  than  the   guaranteed
                                            amount.  We may  in  our  discretion
                                            deduct on a current  basis less than
                                            the guaranteed amount.

                                            Deductions From Premium

                                            From  each  premium  we will  deduct
                                            state   premium    taxes,    federal
                                            deferred  acquisition  cost  ("DAC")
                                            taxes, and sales charges, if any.

                                            We may deduct for  premium  taxes at
                                            an explicit percent of premium equal
                                            to state and  local tax rates  based
                                            on the Insured's place of residence.
                                            A typical  state  premium  tax is in
                                            the range of 2% to 3.5% of premium.

                                            DAC taxes are also based on premium.
                                            We may  deduct  DAC taxes  from your
                                            Account Value at the time premium is
                                            received at a rate equal to 1.00% of
                                            premium.

                                            In place  of the lump sum  deduction
                                            described  above for premium and DAC
                                            taxes, we may offer optional methods
                                            of payment at the time you apply for
                                            a policy.

                                            We may  deduct a sales  charge  from
                                            each  premium and we may also deduct
                                            a sales charge from Account Value. A
                                            deduction  from Account Value may be
                                            either in place of a deduction  from
                                            premium  or in  combination  with  a
                                            deduction  from  premium.  The total
                                            sales charge will never exceed 9% of
                                            premium.

                                            The    sales    charge     partially
                                            compensates  us for the  expense  of
                                            selling and distributing the policy,
                                            printing   prospectuses,   preparing
                                            sales   literature  and  paying  for
                                            other promotional  activities.  Some
                                            of   these    expenses    or   other
                                            administrative   expenses   may   be
                                            assumed  by  an  employer  or  group
                                            sponsor  under some  employer-owned,
                                            trust-owned,       or      sponsored
                                            arrangements.  If so,  in  our  sole
                                            discretion,  we may offer the policy
                                            with no sales  charge  or a  reduced
                                            sales charge.

                                            Monthly Deduction From Account Value

                                            On the Policy Date and each  Monthly
                                            Anniversary  thereafter,  we  make a
                                            deduction  from the  Account  Value.
                                            The  amount  deducted  on the  Issue
                                            Date is for the Policy  Date and any
                                            Monthly   Anniversaries   that  have
                                            elapsed  since the Policy Date.  For
                                            this  purpose,  the  Policy  Date is
                                            treated as a Monthly Anniversary.

                                            We  will  deduct   charges  on  each
                                            Monthly Anniversary for:

                                            o The administration of your policy.

                                            o The  cost  of  insurance  for your
                                              policy.

                                            o The cost associated with mortality
                                              and expense risks.

                                            o The cost  of supplemental benefits
                                              and riders.

                                            Administrative  Charge.  This charge
                                            compensates  us  for  administrative
                                            expenses associated with the policy.
                                            These  expenses  relate  to  premium
                                            billing   and   collection,   record
                                            keeping,  processing claims,  loans,
                                            policy   changes,    reporting   and
                                            overhead      costs,      processing
                                            applications and establishing policy
                                            records. This charge will be no more
                                            than $10 per  month  for all  policy
                                            years.  We may reduce  this  charge.
                                            The  current  charge  is  $7.00  per
                                            month.  There  may be an  additional
                                            monthly administrative charge during
                                            the  first  policy  year  and the 12
                                            months  after  an  increase  in Face
                                            Amount per Insured. This charge will
                                            not exceed $25 a month per Insured.

                                            Cost  of  Insurance   Charge.   This
                                            charge  compensates us for providing
                                            insurance   coverage.   The   charge
                                            depends on a number of factors, such
                                            as Attained  Age, sex and rate class
                                            of the Insured,  and therefore  will
                                            vary from  policy to policy and from
                                            month to month.  For any  policy the
                                            cost  of   insurance  on  a  Monthly
                                            Anniversary    is    calculated   by
                                            multiplying  the  cost of  insurance
                                            rate  for  the  Insured  by the  Net
                                            Amount at Risk  under the  policy on
                                            that Monthly Anniversary.

Net Amount at Risk                          The Net Amount at Risk is calculated
                                            as (a) minus (b) where:

                                            a. is the  current  Death Benefit at
                                               the beginning of the policy month
                                               divided by 1.0032737; and

                                            b. is   the  current  total  Account
                                               Value.

                                            However,  if the Death  Benefit is a
                                            percentage  of the Account  Value of
                                            the  Policy,  then the Net Amount at
                                            Risk is the Death  Benefit minus the
                                            amount in the  Account  Value of the
                                            Policy at that time.

                                            Rate   Classes  for   Insureds.   We
                                            currently  rate  Insureds  in one of
                                            following basic rate classifications
                                            based on our underwriting:

                                            o nonsmoker;

                                            o smoker;

                                            o substandard  for those involving a
                                              higher mortality risk

                                            o Unismoke/Unisex

                                            At our  discretion we may offer this
                                            policy on a guaranteed issue basis.

                                            We place the Insured in a rate class
                                            when we issue  the  policy  based on
                                            our underwriting determination. This
                                            original  rate class  applies to the
                                            initial   Face   Amount.   When   an
                                            increase    in   Face    Amount   is
                                            requested,  we conduct  underwriting
                                            before    approving   the   increase
                                            (except as noted below) to determine
                                            whether a different  rate class will
                                            apply to the  increase.  If the rate
                                            class for the  increase  has a lower
                                            guaranteed  cost of insurance  rates
                                            than the  original  rate class,  the
                                            rate  class  for the  increase  also
                                            will be applied to the initial  Face
                                            Amount.  If the rate  class  for the
                                            increase  has  a  higher  guaranteed
                                            cost of  insurance  rates  than  the
                                            original rate class,  the rate class
                                            for the increase  will apply only to
                                            the increase in Face Amount, and the
                                            original rate class will continue to
                                            apply to the initial Face Amount.

                                            If there have been  increases in the
                                            Face  Amount,  we may use  different
                                            cost  of  insurance  rates  for  the
                                            increased   portions   of  the  Face
                                            Amount.  For purposes of calculating
                                            the cost of  insurance  charge after
                                            the Face Amount has been  increased,
                                            the Account Value will be applied to
                                            the initial  Face  Amount  first and
                                            then to any subsequent  increases in
                                            Face  Amount.  If  at  the  time  an
                                            increase is  requested,  the Account
                                            Value   exceeds  the  initial   Face
                                            Amount    (or    any    subsequently
                                            increased  Face  Amount)  divided by
                                            1.0032737,  the excess  will then be
                                            applied to the  subsequent  increase
                                            in Face  Amount in the  sequence  of
                                            the increases.

                                            In order to  maintain  the policy in
                                            compliance  with Section 7702 of the
                                            Code, under certain circumstances an
                                            increase in Account Value will cause
                                            an  automatic  increase  in the Life
                                            Insurance Proceeds. The Attained Age
                                            and rate  class  for  such  increase
                                            will be the  same as that  used  for
                                            the  most  recent  increase  in Face
                                            Amount (that has not been eliminated
                                            through  a  subsequent  decrease  in
                                            Face Amount).

                                            The  guaranteed  cost  of  insurance
                                            charges  at  any  given  time  for a
                                            substandard  policy  with flat extra
                                            charges   will  be   based   on  the
                                            guaranteed maximum cost of insurance
                                            rate for the policy (including table
                                            rating  multiples,  if  applicable),
                                            the  current  Net  Amount at Risk at
                                            the time the deduction is made, plus
                                            the actual dollar amount of the flat
                                            extra charge.

                                            Our current cost of insurance  rates
                                            may  be  less  than  the  guaranteed
                                            rates. Our current cost of insurance
                                            rates  will be  determined  based on
                                            our   expectations   as  to   future
                                            mortality      and       persistency
                                            experience.  These  rates may change
                                            from   time   to   time.    In   our
                                            discretion,  the current  charge may
                                            be increased in any amount up to the
                                            maximum  guaranteed  charge shown in
                                            the table.

                                            Cost  of  insurance  rates  (whether
                                            guaranteed   or   current)   for  an
                                            Insured  in a  nonsmoker  risk class
                                            are  generally  lower than rates for
                                            an  Insured  of the same age and sex
                                            in a  smoker  risk  class.  Cost  of
                                            insurance rates (whether  guaranteed
                                            or  current)  for  an  Insured  in a
                                            nonsmoker  or smoker  risk class are
                                            generally  lower  than  rates for an
                                            Insured  of the same age and sex and
                                            smoking status in a substandard risk
                                            class.

                                            Legal  Considerations   Relating  to
                                            Sex-Distinct  Premiums and Benefits.
                                            Mortality   tables  for  the  policy
                                            generally  distinguish between males
                                            and  females.   Thus,  premiums  and
                                            benefits  under the policy  covering
                                            males  and  females  of the same age
                                            will generally differ.

                                            We  do,  however,   also  offer  the
                                            policy  based  on  unisex  mortality
                                            tables  if  required  by state  law.
                                            Employers and employee organizations
                                            considering  purchase  of  a  policy
                                            should  consult their legal advisers
                                            to determine  whether  purchase of a
                                            policy    based   on    sex-distinct
                                            actuarial  tables is consistent with
                                            Title VII of the Civil Rights Act of
                                            1964 or other  applicable  law. Upon
                                            request,  we may  offer  the  policy
                                            with unisex mortality tables to such
                                            prospective purchasers.

                                            Deduction   From  Variable   Account
                                            Assets

                                            Mortality  and Expense  Risk Charge.
                                            We deduct a daily  charge  from your
                                            Account Value in the subaccounts for
                                            assuming   certain   mortality   and
                                            expense risks under the policy. This
                                            charge does not apply to the amounts
                                            you   allocate  to  the   Guaranteed
                                            Account. The current charge is at an
                                            annual  rate of 0.65% of net  assets
                                            for policy  years one through  four,
                                            0.20%   for   years   five   through
                                            nineteen, and 0.15% thereafter.  The
                                            guaranteed  charge  is at an  annual
                                            rate of  1.00% of  Variable  Account
                                            assets. Although, we may increase or
                                            decrease  the  charge  at  our  sole
                                            discretion,  it is guaranteed not to
                                            exceed  an  annual  rate of 1.00% of
                                            your    Account    Value    in   the
                                            subaccounts for the duration of your
                                            policy.

                                            The mortality risk we assume is that
                                            the  Insured  under a policy may die
                                            sooner   than    anticipated,    and
                                            therefore  we will pay an  aggregate
                                            amount  of Life  Insurance  Proceeds
                                            greater   than   anticipated.    The
                                            expense   risk  we  assume  is  that
                                            expenses  incurred  in  issuing  and
                                            administering  all  policies and the
                                            Variable  Account  will  exceed  the
                                            amounts     realized     from    the
                                            administrative    charges   assessed
                                            against all policies.

                                            Deductions Upon Policy Transactions

                                            Transfer Charge. We currently impose
                                            a  $25   transfer   charge   on  any
                                            transfer of Account  Value among the
                                            subaccounts   and   the   Guaranteed
                                            Account  in  excess  of the 12  free
                                            transfers   permitted   each  policy
                                            year.  If the charge is imposed,  we
                                            will   deduct  it  from  the  amount
                                            requested to be  transferred  before
                                            allocation to the new  subaccount(s)
                                            and shown in the confirmation of the
                                            transaction.

                                            Surrender  Charge.  If the policy is
                                            surrendered  or there is a  decrease
                                            in Face  Amount  during the first 14
                                            policy   years,   we  may  deduct  a
                                            surrender   charge   based   on  the
                                            initial Face Amount.  If a policy is
                                            surrendered  or there is a  decrease
                                            in Face Amount within 14 years after
                                            an increase in Face Amount,  we will
                                            deduct a surrender  charge  based on
                                            the  increase  in Face  Amount.  The
                                            surrender  charge  will be  deducted
                                            before any  surrender  proceeds  are
                                            paid.

                                            Surrender  Charge  Calculation.   In
                                            general,  the  surrender  charge  is
                                            based on the  premiums  you pay. The
                                            Surrender  Charge will be no greater
                                            than the  product  of (1)  times (2)
                                            times (3) where:

                                            1. is  equal  to  the   Face  Amount
                                               divided by $1,000;

                                            2. is  equal  to a  surrender charge
                                               factor  per  $1,000 based  on the
                                               Insured's      age,    sex    and
                                               underwriting class; and

                                            3. is  a  factor based on the policy
                                               year  when the  surrender  occurs
                                               as  described  in  the  following
                                               table:

                                                     Policy
                                                      Year            Factor
                                                     ------           ------
                                                       1               100%
                                                       2               100%
                                                       3               100%
                                                       4               100%
                                                       5               100%
                                                       6                90%
                                                       7                80%
                                                       8                70%
                                                       9                60%
                                                       10               50%
                                                       11               40%
                                                       12               30%
                                                       13               20%
                                                       14               10%
                                                      15+                0%

                                            A  table  of  the  maximum   initial
                                            surrender  charge factors per $1,000
                                            of Face  Amount is shown in Appendix
                                            A. We  reserve  the  right to charge
                                            less  than the  maximum  amount,  no
                                            amount  at all,  or even a  negative
                                            amount  which  would have the effect
                                            of  increasing   the  policy's  Cash
                                            Surrender Value.

                                            Surrender   Charge   Based   On   An
                                            Increase Or Decrease In Face Amount.
                                            An  increase  in Face  Amount of the
                                            policy may  result in an  additional
                                            surrender   charge   during  the  14
                                            policy years  immediately  following
                                            the   increase.    The    additional
                                            surrender  charge  period will begin
                                            on  the   effective   date   of  the
                                            increase.  If the Face Amount of the
                                            policy is reduced  before the end of
                                            the 14th  policy  year or  within 14
                                            years  immediately  following a Face
                                            Amount increase,  we may also deduct
                                            a pro rata  share of any  applicable
                                            surrender  charge from your  Account
                                            Value.   Reductions  will  first  be
                                            applied   against  the  most  recent
                                            increase  in the Face  Amount of the
                                            policy. They will then be applied to
                                            prior  increases  in Face  Amount of
                                            the policy in the  reverse  order in
                                            which such increases took place, and
                                            then to the  initial  Face Amount of
                                            the policy.

                                            Partial  Surrender  Charge.  We  may
                                            deduct a partial surrender charge:

                                            o upon a partial surrender; and

                                            o if you decrease your policy's Face
                                              Amount.

                                            We  deduct  the  partial   surrender
                                            charge from the  subaccounts  or the
                                            Guaranteed   Account   in  the  same
                                            proportion  as we deduct the amounts
                                            for your partial surrender.

                                            Partial   Surrender  Charge  Due  to
                                            Decrease in Face  Amount.  We deduct
                                            an  amount  equal to the  applicable
                                            surrender  charge  multiplied  by  a
                                            fraction  (equal to the  decrease in
                                            Face  Amount  divided  by  the  Face
                                            Amount  of the  policy  prior to the
                                            decrease).

                                            Partial   Surrender   Administrative
                                            Charge.  We  reserve  the  right  to
                                            deduct an administrative charge upon
                                            a partial  surrender of up to $25 or

                                            2% of amount surrendered,  whichever
                                            is less.

                                            Discount Purchase Programs

                                            The amount of the  surrender  charge
                                            and other  charges  under the policy
                                            may be  reduced or  eliminated  when
                                            sales  of the  policy  are  made  to
                                            individuals    or   to   groups   of
                                            individuals  in a manner that in our
                                            opinion results in expense  savings.
                                            For purchases  made by our officers,
                                            directors and employees, those of an
                                            affiliate, or any individual,  firm,
                                            or a company  that has  executed the
                                            necessary  agreements  to  sell  the
                                            policy, and members of the immediate
                                            families    of    such     officers,
                                            directors,  and  employees,  we  may
                                            reduce or  eliminate  the  surrender
                                            charge.  Any  variation  in  charges
                                            under  the  policy,   including  the
                                            surrender   charge,   administrative
                                            charge or mortality and expense risk
                                            charge,  will reflect differences in
                                            costs  or  services  and will not be
                                            unfairly discriminatory.

================================================================================
                             Other Policy Provisions
================================================================================

                                            Right to Exchange

                                            You may  exchange  this  policy to a
                                            flexible  premium fixed benefit life
                                            insurance  policy on the life of the
                                            Insured    without    evidence    of
                                            insurability.  This  exchange may be
                                            made:

                                            a. within 24 months  after the Issue
                                               Date   while  the  policy  is  in
                                               force; or

                                            b. within 24 months of any  increase
                                               in Face Amount of the policy;  or

                                            c. within 60 days  of  the effective
                                               date of a material change  in the
                                               investment     policy    of     a
                                               subaccount, or within 60 days  of
                                               the notification of  such change,
                                               if later. In the event of such  a
                                               change, we  will notify  you  and
                                               give   you   information  on  the
                                               options available.

                                            When an  exchange is  requested,  we
                                            accomplish     the    exchange    by
                                            transferring   all  of  the  Account
                                            Value  to  the  Guaranteed  Account.
                                            There   is  no   charge   for   this
                                            transfer.   Once   this   option  is
                                            exercised,  the entire Account Value
                                            must   remain   in  the   Guaranteed
                                            Account  for the  remaining  life of
                                            the new  policy.  The Face Amount in
                                            effect  at the time of the  exchange
                                            will remain unchanged. The effective
                                            date,  Issue  Date and  issue age of
                                            the Insured  will remain  unchanged.
                                            The  owner and  Beneficiary  are the
                                            same  as were  recorded  immediately
                                            before the exchange.

                                            Incontestability.

                                            We will not contest the policy after
                                            it has  been  in  force  during  the
                                            Insured's  lifetime  for  two  years
                                            from the Issue Date. Any increase in
                                            the    Face     Amount    will    be
                                            incontestable    with   respect   to
                                            statements  made in the  evidence of
                                            insurability for that increase after
                                            the   increase  has  been  in  force
                                            during the life of the  Insured  for
                                            two years after the  effective  date
                                            of the increase.

                                            Suicide Exclusion.

                                            If  the  Insured   commits   suicide
                                            (while  sane or  insane)  within two
                                            years (unless otherwise specified by
                                            state law) after the Issue Date, our
                                            liability  will  be  limited  to the
                                            payment  of a single  sum.  This sum
                                            will be equal to the premiums  paid,
                                            minus  any  loan  and  accrued  loan
                                            interest,    minus    any    partial
                                            surrender, and minus the cost of any
                                            riders  attached to the  policy.  If
                                            the Insured  commits  suicide (while
                                            sane or  insane)  within  two  years
                                            (unless otherwise specified by state
                                            law) after the effective  date of an
                                            increase  in the Face  Amount,  then
                                            our  liability as to the increase in
                                            amount   will  be   limited  to  the
                                            payment of a single sum equal to the
                                            monthly cost of insurance deductions
                                            made  for  such  increase  plus  the
                                            expense  charge   deducted  for  the
                                            increase.

                                            Misstatement of Age or Sex.

                                            If an Insured's  age or sex has been
                                            misstated  in the  policy,  the Life
                                            Insurance  Proceeds and any benefits
                                            provided  by  riders  shall be those
                                            which would be purchased at the then
                                            current cost of insurance charge for
                                            the correct age and sex.

                                            Changes in the Policy or Benefits.

                                            At any time we may make such changes
                                            in the  policy as are  necessary  to
                                            assure  compliance at all times with
                                            the  definition  of  life  insurance
                                            prescribed  by the  Code  or to make
                                            the policy  conform  with any law or
                                            regulation  issued by any government
                                            agency to which it is subject.

                                            When Proceeds Are Paid

                                            We  will  ordinarily  pay  any  Life
                                            Insurance Proceeds, loan proceeds or
                                            partial or full  surrender  proceeds
                                            within  seven days after  receipt at
                                            our Administrative Office of all the
                                            required  documents.  Other than the
                                            Life Insurance  Proceeds,  which are
                                            determined  as of the date of death,
                                            the amount will be  determined as of
                                            the  date  of  receipt  of  required
                                            documents.  However,  we  may  delay
                                            making a  payment  or  processing  a
                                            transfer request if:

                                            1.  the disposal or valuation of the
                                                Variable Account's assets is not
                                                reasonably  practicable  because
                                                the New York Stock  Exchange  is
                                                closed  for other than a regular
                                                holiday or  weekend,  trading is
                                                restricted by the Securities and
                                                Exchange   Commission,   or  the
                                                Securities      and     Exchange
                                                Commission   declares   that  an
                                                emergency exists; or

                                            2.  the   Securities   and  Exchange
                                                Commission   by  order   permits
                                                postponement of payment for your
                                                protection.

                                            In  addition  we  may  delay  making
                                            deductions   from   the   Guaranteed
                                            Account.

                                            As  to  amounts   allocated  to  Our
                                            Guaranteed  Account,  We  may  defer
                                            payment  of any  surrender  or  loan
                                            amount for up to six months after We
                                            receive  a  request  for it. We will
                                            allow  interest,  at a  rate  of  at
                                            least  4% a year,  on any  Net  Cash
                                            Surrender Value payment derived from
                                            Our Guaranteed Account that We defer
                                            for 10 days or more after We receive
                                            a request for it.

                                            Reports to Owners

                                            You  will  receive  a   confirmation
                                            within seven days of the transaction
                                            of:

                                            o   the receipt of any premium;

                                            o   any  change  of   allocation  of
                                                premiums;

                                            o   any       transfer       between
                                                subaccounts;

                                            o   any loan, interest repayment, or
                                                loan repayment;

                                            o   any partial surrender;

                                            o   any return of premium  necessary
                                                to   comply   with    applicable
                                                maximum  receipt of any  premium
                                                payment;

                                            o   any  exercise  of your  right to
                                                cancel;

                                            o   an exchange of the policy;

                                            o   full surrender of the policy.

                                            Within  30 days  after  each  policy
                                            anniversary  we  will  send  you  an
                                            annual statement. The statement will
                                            show  the  Life  Insurance  Proceeds
                                            currently  payable,  and the current
                                            Account Value, Cash Surrender Value,
                                            and  the   Outstanding   Loan.   The
                                            statement  will also  show  premiums
                                            paid,  all charges  deducted  during
                                            the    policy    year,    and    all
                                            transactions.  We will  also send to
                                            you annual and  semi-annual  reports
                                            of the Variable Account.

                                            Assignment

                                            You  may   assign   the   policy  in
                                            accordance  with its terms on a form
                                            provided  by  us.  We  will  not  be
                                            deemed  to  know  of  an  assignment
                                            unless  we  receive  a copy  of this
                                            assignment      form      at     our
                                            Administrative  Office. We assume no
                                            responsibility  for the  validity or
                                            sufficiency of any  assignment.  Any
                                            assignment  or pledge of a  modified
                                            endowment contract as collateral for
                                            a  loan  may  result  in  a  taxable
                                            event.

                                            Reinstatement

                                            If  the  policy  has  ended  without
                                            value,   you  may  reinstate  policy
                                            benefits  while the Insured is alive
                                            if you:

                                            1.  Request  reinstatement of policy
                                                benefits   within   three  years
                                                (unless  otherwise  specified by
                                                state  law)  from the end of the
                                                Grace Period;

                                            2.  Provide evidence of insurability
                                                satisfactory to us;

                                            3.  Make  a  payment  of  an  amount
                                                sufficient   to  cover  (i)  the
                                                total   monthly   administrative
                                                charges  from the  beginning  of
                                                the   Grace    Period   to   the
                                                effective date of reinstatement;
                                                (ii)  total  monthly  deductions
                                                for  three  months,   calculated
                                                from  the   effective   date  of
                                                reinstatement;   and  (iii)  the
                                                premium  expense  charge and any
                                                increase  in  surrender  charges
                                                associated with this payment. We
                                                will  determine  the  amount  of
                                                this  required  payment as if no
                                                interest      or      investment
                                                performance  were credited to or
                                                charged   against  your  Account
                                                Value; and

                                            4.  Repay  or  reinstate   any  loan
                                                which  existed  on the  date the
                                                policy ended.

                                            The    effective    date    of   the
                                            reinstatement   of  policy  benefits
                                            will be the next Monthly Anniversary
                                            which coincides with or next follows
                                            the date we  approve  your  request.
                                            From the  required  payment  we will
                                            deduct  the  premium  expenses.  The
                                            Account  Value,  loan and  surrender
                                            charges   that   will   apply   upon
                                            reinstatement  will  be  those  that
                                            were  in  effect  on  the  date  the
                                            policy lapsed.

                                            We  will   start  to  make   monthly
                                            deductions again as of the effective
                                            date of  reinstatement.  The monthly
                                            expense charge from the beginning of
                                            the Grace  Period  to the  effective
                                            date   of   reinstatement   will  be
                                            deducted  from the Account  Value as
                                            of    the    effective    date    of
                                            reinstatement. No other charges will
                                            accrue for this period.

================================================================================
                             Performance Information
================================================================================

                                            From  time to time we may  advertise
                                            the "total  return" and the "average
                                            annual   total    return"   of   the
                                            subaccounts and the portfolios. Both
                                            total   return  and  average   total
                                            return    figures   are   based   on
                                            historical   earnings  and  are  not
                                            intended    to    indicate    future
                                            performance.

                                            "Total   Return"   for  a  portfolio
                                            refers  to the  total of the  income
                                            generated  by the  portfolio  net of
                                            total portfolio  operating  expenses
                                            plus   capital   gains  and  losses,
                                            realized   or   unrealized.   "Total
                                            Return" for the  subaccounts  refers
                                            to the total of the income generated
                                            by  the   portfolio   net  of  total
                                            portfolio  operating  expenses  plus
                                            capital  gains and losses,  realized
                                            or unrealized, and the mortality and
                                            expense risk charge. "Average Annual
                                            Total    Return"     reflects    the
                                            hypothetical   annually   compounded
                                            return that would have  produced the
                                            same   cumulative    return   if   a
                                            portfolio's     or      subaccount's
                                            performance  had been  constant over
                                            the entire period.  Because  average
                                            annual total  returns tend to smooth
                                            out  variations in the return of the
                                            portfolio,  they are not the same as
                                            actual year-by-year results.

                                            The   performance   information  set
                                            forth in  Appendix  B  reflects  the
                                            total of the income generated by the
                                            portfolio net of the total portfolio
                                            operating      expenses,      (i.e.,
                                            management  fees and other portfolio
                                            expenses),  plus  capital  gains and
                                            losses,  realized or unrealized  and
                                            assumes  reinvestment  of  dividends
                                            and  distributions.  The performance
                                            results  do  not  reflect:   monthly
                                            deductions;   cost   of   insurance;
                                            surrender   charges;   sales  loads;
                                            mortality  and expense risk charges;
                                            DAC  taxes;  and any  state or local
                                            premium taxes. If these charges were
                                            included,  the total return  figures
                                            would be lower.

                                            Performance   information   may   be
                                            compared, in reports and promotional
                                            literature,  to: (i) the  Standard &
                                            Poor's 500 Stock Index ("S&P  500"),
                                            Dow   Jones    Industrial    Average
                                            ("DJIA"),  Shearson Lehman Aggregate
                                            Bond   Index  or   other   unmanaged
                                            indices   so  that   investors   may
                                            compare the subaccount  results with
                                            those  of  a  group   of   unmanaged
                                            securities    widely   regarded   by
                                            investors as  representative  of the
                                            securities markets in general;  (ii)
                                            other   groups  of   variable   life
                                            separate     accounts    or    other
                                            investment   products   tracked   by
                                            Lipper Analytical Services, a widely
                                            used independent research firm which
                                            ranks   mutual   funds   and   other
                                            investment   products   by   overall
                                            performance,  investment objectives,
                                            and  assets,  or  tracked  by  other
                                            services,  companies,  publications,
                                            or  persons,  such  as  Morningstar,
                                            Inc.,   who  rank  such   investment
                                            products on overall  performance  or
                                            other   criteria;   or   (iii)   the
                                            Consumer  Price Index (a measure for
                                            inflation)  to assess  the real rate
                                            of return from an  investment in the
                                            subaccount.  Unmanaged  indices  may
                                            assume the reinvestment of dividends
                                            but   generally   do   not   reflect
                                            deductions  for  administrative  and
                                            management costs and expenses.

                                            We may provide in advertising, sales
                                            literature, periodic publications or
                                            other   materials   information   on
                                            various topics of interest to owners
                                            and prospective owners. These topics
                                            may include the relationship between
                                            sectors  of  the   economy  and  the
                                            economy as a whole and its effect on
                                            various     securities      markets,
                                            investment strategies and techniques
                                            (such  as  value  investing,  market
                                            timing, dollar cost averaging, asset
                                            allocation,  constant ratio transfer
                                            and   account   rebalancing),    the
                                            advantages  and   disadvantages   of
                                            investing   in   tax-deferred    and
                                            taxable    investments,     customer
                                            profiles and  hypothetical  purchase
                                            and investment scenarios,  financial
                                            management  and tax  and  retirement
                                            planning,       and       investment
                                            alternatives   to   certificates  of
                                            deposit    and    other    financial
                                            instruments,   such  as  comparisons
                                            between    the    policy   and   the
                                            characteristics  of and  market  for
                                            such financial instruments.

                                            Total return data may be  advertised
                                            based on the period of time that the
                                            portfolios  have been in  existence.
                                            The results for any period  prior to
                                            the  policy  being  offered  will be
                                            calculated as if the policy had been
                                            offered  during that period of time,
                                            with all charges assumed to be those
                                            applicable     to    the     policy.
                                            Performance   information   for  any
                                            subaccount in any  advertising  will
                                            reflect  only the  performance  of a
                                            hypothetical   investment   in   the
                                            subaccount   during  the  particular
                                            time    period    on    which    the
                                            calculations are based.  Performance
                                            information  should be considered in
                                            light of the  investment  objectives
                                            and  policies,  characteristics  and
                                            quality  of the  portfolio  in which
                                            the   subaccount   invests  and  the
                                            market  conditions  during the given
                                            time  period,   and  should  not  be
                                            considered  as a  representation  of
                                            what may be  achieved in the future.
                                            Actual  returns  may be more or less
                                            than those shown in any  advertising
                                            and  will  depend  on  a  number  of
                                            factors,  including  the  investment
                                            allocations  by  an  owner  and  the
                                            different investment rates of return
                                            for the portfolios.

================================================================================
                        Federal Income Tax Considerations
================================================================================

                                            The following summarizes the current
                                            federal  income tax law that applies
                                            to life  insurance in general.  This
                                            summary    does   not    cover   all
                                            situations.  This  summary  is based
                                            upon   our   understanding   of  the
                                            current  federal income tax laws and
                                            current   interpretations   by   the
                                            Internal Revenue Service.  We cannot
                                            predict   whether   the  Code   will
                                            change.   You  should   speak  to  a
                                            competent tax adviser to discuss how
                                            the  purchase  of a  policy  and the
                                            transactions   you  make  under  the
                                            policy will impact your  federal tax
                                            liability.

                                            Tax Status of the Policy

                                            A policy has certain tax  advantages
                                            when  it  is   treated  as  a  "life
                                            insurance  contract" under the Code.
                                            We believe that the policy meets the
                                            definition   of  a  life   insurance
                                            contract  under  Section 7702 of the
                                            Code.  You bear  the  risk  that the
                                            policy  may not meet the  definition
                                            of a life  insurance  contract.  You
                                            should  consult your own tax adviser
                                            to discuss these risks.

                                            The Company

                                            We are  taxed  as a  life  insurance
                                            company under the Code.  For federal
                                            tax purposes,  the Variable  Account
                                            and its operations are considered to
                                            be  part of our  operations  and are
                                            not taxed separately.

                                            Diversification and Investor Control

                                            The Code  requires that we diversify
                                            the investments  underlying variable
                                            insurance    contracts.    If    the
                                            investments    are   not    properly
                                            diversified  and any remedial period
                                            has  passed,  Section  817(h) of the
                                            Code   provides   in   general   the
                                            contract is immediately disqualified
                                            from  treatment as a life  insurance
                                            contract  for  federal   income  tax
                                            purposes.  Disqualification  of  the
                                            policy as a life insurance  contract
                                            would  result in  taxable  income to
                                            you at the time that we allocate any
                                            earnings to your  policy.  You would
                                            have taxable  income even though you
                                            have not received any payments under
                                            the policy.

                                            To the  extent  that any  segregated
                                            asset  account  with  respect  to  a
                                            variable  life  insurance   contract
                                            invests  exclusively  in  securities
                                            issued  by the  U.S.  Treasury,  the
                                            diversification      standard     is
                                            satisfied.    A   segregated   asset
                                            account  underlying  life  insurance
                                            contracts  such as the  policy  will
                                            also   meet   the    diversification
                                            requirements  if, as of the close of
                                            each quarter:

                                            o   the     regulated     investment
                                                companies   (i.e.,    funds   or
                                                portfolios)    in   which    the
                                                segregated asset account invests
                                                satisfy   the    diversification
                                                requirements   of  Code  Section
                                                851(b)(4)  relating to regulated
                                                investment companies; and

                                            o   not more than 55  percent of the
                                                value  of  the   assets  of  the
                                                portfolio  are  attributable  to
                                                cash and cash  items  (including
                                                receivables),         government
                                                securities   and  securities  of
                                                other    regulated    investment
                                                companies.

                                            The diversification requirements may
                                            also be met for the segregated asset
                                            account if:

                                            o   no more than 55% of the value of
                                                the   total    assets   of   the
                                                portfolio is  represented by any
                                                one investment; and,

                                            o   no more than 70% of the value of
                                                the   total    assets   of   the
                                                portfolio is  represented by any
                                                two investments; and,

                                            o   no more than 80% of the value of
                                                the   total    assets   of   the
                                                portfolio is  represented by any
                                                three investments; and,

                                            o   no more than 90% of the value of
                                                the   total    assets   of   the
                                                portfolio is  represented by any
                                                four investments.

                                            There   are    several    ways   for
                                            investments      to     meet     the
                                            diversification        requirements.
                                            Generally,    each   United   States
                                            government agency or instrumentality
                                            is  treated  as  a  separate  issuer
                                            under these rules.

                                            All  securities  of the same  issuer
                                            are  generally  treated  as a single
                                            investment.

                                            We  intend  that each  portfolio  in
                                            which the subaccounts invest will be
                                            managed by its investment adviser in
                                            compliance         with        these
                                            diversification requirements.

                                            A  variable  life  insurance  policy
                                            could  fail to be  treated as a life
                                            insurance  contract for tax purposes
                                            if the owner of the  policy has such
                                            control    over   the    investments
                                            underlying  the  policy  (e.g.,   by
                                            being able to transfer  values among
                                            many  portfolios  with only  limited
                                            restrictions) so as to be considered
                                            the   owner   of   the    underlying
                                            investments.     There    is    some
                                            uncertainty on this point because no
                                            guidelines  have been  issued by the
                                            Treasury  Department.  If  and  when
                                            guidelines  are  issued,  we  may be
                                            required  to impose  limitations  on
                                            your  rights to  control  investment
                                            designations under the policy. We do
                                            not know whether any such guidelines
                                            will be issued or  whether  any such
                                            guidelines  would  have  retroactive
                                            effect.  We, therefore,  reserve the
                                            right to make  changes  that we deem
                                            necessary  to insure that the policy
                                            qualifies   as  a   life   insurance
                                            contract.

                                            Tax Treatment of the Policy

                                            Section  7702 of the Code sets forth
                                            a  detailed  definition  of  a  life
                                            insurance  contract  for federal tax
                                            purposes.  The  Treasury  Department
                                            has not issued final  regulations so
                                            that  the  extent  of  the  official
                                            guidance as to how  Section  7702 is
                                            to be applied is quite limited. If a
                                            policy were  determined  not to be a
                                            life insurance contract for purposes
                                            of Section  7702,  that policy would
                                            not  qualify for the  favorable  tax
                                            treatment  normally  provided  to  a
                                            life insurance contract.

                                            With  respect to a policy  issued on
                                            the basis of a standard  rate class,
                                            we believe that such a policy should
                                            meet the Section 7702  definition of
                                            a life insurance contract.

                                            With  respect  to a  policy  that is
                                            issued on a substandard basis (i.e.,
                                            a  premium  class  involving  higher
                                            than standard mortality risk), there
                                            is less certainty,  in particular as
                                            to  how  the   mortality  and  other
                                            expense
                                            requirements  of Section 7702 are to
                                            be  applied in  determining  whether
                                            such a policy  meets the  definition
                                            of a  life  insurance  contract  set
                                            forth in Section  7702.  Thus, it is
                                            not clear  that such a policy  would
                                            satisfy  Section 7702,  particularly
                                            if  you  pay  the  full   amount  of
                                            premiums permitted under the policy.

                                            If subsequent  guidance issued under
                                            Section  7702  leads us to  conclude
                                            that a policy  does not (or may not)
                                            satisfy  Section  7702, we will take
                                            appropriate  and necessary steps for
                                            the purpose of  bringing  the policy
                                            into compliance,  but we can give no
                                            assurance  that it will be  possible
                                            to achieve that result. We expressly
                                            reserve the right to restrict policy
                                            transactions  if we  determine  such
                                            action to be  necessary  to  qualify
                                            the  policy  as  a  life   insurance
                                            contract under Section 7702.

                                            Tax Treatment of Policy  Benefits In
                                            General

                                            This  discussion  assumes  that each
                                            policy   will   qualify  as  a  life
                                            insurance   contract   for   federal
                                            income tax  purposes  under  Section
                                            7702.  The Life  Insurance  Proceeds
                                            under the policy  should be excluded
                                            from the taxable gross income of the
                                            Beneficiary.    In   addition,   the
                                            increases  in  a  policy's   Account
                                            Value  should  not  be  taxed  until
                                            there has been a  distribution  from
                                            the  policy  such  as  a  surrender,
                                            partial   surrender  or  lapse  with
                                            loan.

                                            Pre-Death Distribution

                                            The    tax    treatment    of    any
                                            distribution  you receive before the
                                            Insured's  death  depends on whether
                                            the  policy  is   classified   as  a
                                            modified endowment contract.

                                            Policies Not  Classified as Modified
                                            Endowment Contracts

                                            o   If you  surrender  the policy or
                                                allow it to lapse,  you will not
                                                be taxed  except  to the  extent
                                                the  amount  you  receive  is in
                                                excess of the  premiums you paid
                                                less the untaxed  portion of any
                                                prior   withdrawals.   For  this
                                                purpose,  you will be treated as
                                                receiving  any  portion  of  the
                                                cash  surrender  value  used  to
                                                repay  policy   debt.   The  tax
                                                consequences  of a surrender may
                                                differ if you take the  proceeds
                                                under    an    income    payment
                                                settlement option.

                                            o   Generally,  you will be taxed on
                                                a  withdrawal  to the extent the
                                                amount you  receive  exceeds the
                                                premiums you paid for the policy
                                                less the untaxed  portion of any
                                                prior   withdrawals.    However,
                                                under        some        limited
                                                circumstances,  in the  first 15
                                                policy  years,  all or a portion
                                                of a withdrawal  may be taxed if
                                                the cash value exceeds the total
                                                premiums  paid less the  untaxed
                                                portions     of    any     prior
                                                withdrawals,   even   if   total
                                                withdrawals  do not exceed total
                                                premiums paid.

                                            o   Extra   premiums   for  optional
                                                benefits and riders generally do
                                                not  count  in   computing   the
                                                premiums paid for the policy for
                                                the   purposes  of   determining
                                                whether a withdrawal is taxable.

                                            o   Loans  you  take   against   the
                                                policy are ordinarily treated as
                                                debt  and  are  not   considered
                                                distributions subject to tax.

                                            Modified Endowment Contracts

                                            o   The rules  change if the  policy
                                                is   classified  as  a  modified
                                                endowment contract ("MEC").  The
                                                policy could be  classified as a
                                                MEC if premiums substantially in
                                                excess of scheduled premiums are
                                                paid or a  decrease  in the face
                                                amount of  insurance is made (or
                                                a rider  removed).  The addition
                                                of a rider or an increase in the
                                                face  amount  of  insurance  may
                                                also  cause  the  policy  to  be
                                                classified  as a MEC.  The rules
                                                on  whether  a  policy  will  be
                                                treated   as  a  MEC  are   very
                                                complex   and  cannot  be  fully
                                                described in this  summary.  You
                                                should  consult a qualified  tax
                                                adviser to  determine  whether a
                                                policy  transaction  will  cause
                                                the policy to be classified as a
                                                MEC. We will monitor your policy
                                                and will take  steps  reasonably
                                                necessary  to  notify  you  on a
                                                timely  basis if your  policy is
                                                in jeopardy of becoming a MEC.

                                            o   If the policy is classified as a
                                                MEC,  then  amounts  you receive
                                                under  the  policy   before  the
                                                Insured's death, including loans
                                                and withdrawals, are included in
                                                income  to the  extent  that the
                                                cash  value   before   surrender
                                                charges   exceeds  the  premiums
                                                paid for the  policy,  increased
                                                by  the   amount  of  any  loans
                                                previously  included  in income,
                                                and   reduced  by  any   untaxed
                                                amounts   previously    received
                                                other  than  the  amount  of any
                                                loans excludable from income. An
                                                assignment  of a MEC is  taxable
                                                in the  same  way.  These  rules
                                                also    apply    to    pre-death
                                                distributions,  including loans,
                                                made during the two-year  period
                                                before  the time that the policy
                                                became a MEC.

                                            o   Any taxable  income on pre-death
                                                distributions   (including  full
                                                surrenders)   is  subject  to  a
                                                penalty of 10% unless the amount
                                                is  received  on or after age 59
                                                1/2, on account of your becoming
                                                disabled  or as a life  annuity.
                                                It is presently  unclear how the
                                                penalty tax provisions  apply to
                                                the     Policies     owned    by
                                                businesses.

                                            o   All  MECs  issued  by us to  you
                                                during  the same  calendar  year
                                                are  treated as a single  policy
                                                for  purposes of applying  these
                                                rules.

                                            Interest on Loans. Except in special
                                            circumstances,  interest  paid  on a
                                            loan  under a policy  which is owned
                                            by  an   individual  is  treated  as
                                            personal interest under the Code and
                                            thus will not be tax deductible.  In
                                            addition,  the deduction of interest
                                            that is incurred on any loan under a
                                            policy   owned  by  a  taxpayer  and
                                            covering the life of any  individual
                                            who is an officer or  employee of or
                                            who is financially interested in the
                                            business carried on by that taxpayer
                                            may  also  be   subject  to  certain
                                            restrictions  set  forth in  Section
                                            264 of the  Code.  Before  taking  a
                                            loan,   you  should  consult  a  tax
                                            adviser  as to the tax  consequences
                                            of such a loan. (Also Section 264 of
                                            the  Code  may   preclude   business
                                            owners   from   deducting    premium
                                            payments.)

                                            Policy Exchanges and  Modifications.
                                            Depending on the circumstances,  the
                                            exchange  of a  policy,  a change in
                                            the death benefit option,  a loan, a
                                            partial  surrender,  a surrender,  a
                                            change   in    ownership,    or   an
                                            assignment  of the  policy  may have
                                            federal income tax consequences.  In
                                            addition,  the  federal,  state  and
                                            local   transfer,   and   other  tax
                                            consequences of ownership or receipt
                                            of policy  proceeds  will  depend on
                                            the  circumstances  of each owner or
                                            Beneficiary.

                                            Withholding.   We  are  required  to
                                            withhold federal income taxes on the
                                            taxable   portion  of  any   amounts
                                            received under the policy unless you
                                            elect
                                            to not  have any  withholding  or in
                                            certain other circumstances. You are
                                            not   permitted   to  elect  out  of
                                            withholding  if you do not provide a
                                            social   security  number  or  other
                                            taxpayer    identification   number.
                                            Special  withholding  rules apply to
                                            payments   made   to    non-resident
                                            aliens.

                                            You  are  liable   for   payment  of
                                            federal  income taxes on the taxable
                                            portion  of  any  amounts   received
                                            under the policy. You may be subject
                                            to penalties under the estimated tax
                                            rules   if  your   withholding   and
                                            estimated   tax   payments  are  not
                                            sufficient.

                                            Generation  Skipping Transfer Tax. A
                                            transfer   of  the   policy  or  the
                                            designation of a Beneficiary  who is
                                            either 37 1/2 years younger than the
                                            owner or a  grandchild  of the owner
                                            may   have    generation    skipping
                                            transfer tax consequences.

                                            Contracts  Issued in Connection With
                                            Tax Qualified  Pension Plans.  Prior
                                            to   purchase   of   a   policy   in
                                            connection  with a  qualified  plan,
                                            you should  examine  the  applicable
                                            tax rules relating to such plans and
                                            life    insurance    thereunder   in
                                            consultation  with a  qualified  tax
                                            adviser.

                                            Possible  Charge  for the  Company's
                                            Taxes

                                            At  the  present  time,  we  do  not
                                            deduct any charges for any  federal,
                                            state,   or  local   income   taxes.
                                            However,   we  do  currently  deduct
                                            charges   for  state   and   federal
                                            premium  based taxes and the federal
                                            DAC tax. We reserve the right in the
                                            future  to  deduct a charge  for any
                                            such  tax or other  economic  burden
                                            resulting  from the  application  of
                                            the tax laws that we determine to be
                                            properly    attributable    to   the
                                            Variable Account or to the policy.

================================================================================
                           Distribution of the Policy
================================================================================

                                            The  policy  is  sold  by   licensed
                                            insurance  agents,  where the policy
                                            may  be  lawfully   sold,   who  are
                                            registered     representatives    of
                                            broker-dealers  which are registered
                                            under the Securities Exchange Act of
                                            1934 and are members of the National
                                            Association  of Securities  Dealers,
                                            Inc.

                                            The  policy   will  be   distributed
                                            through  the  principal  underwriter
                                            for the Variable Account, AIG Equity
                                            Sales  Corp.   ("AIGESC")   70  Pine
                                            Street,   New  York,  New  York,  an
                                            affiliate  of ours.  AIGESC may also
                                            enter into selling  agreements  with
                                            other broker-dealers that will offer
                                            the policy.

                                            Commissions    may   be    paid   to
                                            registered  representatives based on
                                            premiums  paid  for  Policies  sold.
                                            Other    expense     reimbursements,
                                            allowances,  and  overrides may also
                                            be paid. Registered  representatives
                                            who meet  certain  productivity  and
                                            profitability   standards   may   be
                                            eligible       for        additional
                                            compensation.   Additional  payments
                                            may be made  for  administrative  or
                                            other services not directly  related
                                            to the sale of the Policies.

                                            Other Policies Issued by the Company

                                            The Company may offer other policies
                                            similar to those offered herein.

================================================================================
                            About Us and the Accounts
================================================================================

                                            The Company

We are a member of the                      American      International     Life
American International Group,               Assurance  Company  of New York is a
Inc.                                        stock   life    insurance    company
                                            organized  under  the  laws  of  New
                                            York. We were  incorporated in 1962.
                                            We   provide   a   full   range   of
                                            individual     and    group    life,
                                            disability,   accidental  death  and
                                            dismemberment      policies      and
                                            annuities.  We are a  subsidiary  of
                                            American  International Group, Inc.,
                                            which  is a  holding  company  for a
                                            number of  companies  engaged in the
                                            international   insurance  business,
                                            both    life   and    general,    in
                                            approximately   130   countries  and
                                            jurisdictions around the world.

                                            The Variable Account

                                            We established the Variable  Account
                                            as a separate  investment account on
                                            June 5, 1986.  It is used to support
                                            the policy and other  variable  life
                                            insurance  policies,  and  used  for
                                            other   permitted   purposes.    The
                                            Variable  Account is registered with
                                            the    Securities    and    Exchange
                                            Commission  as  a  unit   investment
                                            trust under the  federal  securities
                                            laws and  qualifies  as a  "separate
                                            account" within the meaning of these
                                            laws.

Although you may have allocated your        We own the  assets  in the  Variable
Account Values to the subaccounts,          Account.  The  Variable  Account  is
you do not own these assets. You            divided   into   subaccounts.    The
only own your policy.                       Variable  Account may include  other
                                            subaccounts  which are not available
                                            under the policy.

                                            Income,  gains and losses,  realized
                                            or  unrealized,  of a subaccount are
                                            credited  to or charged  against the
                                            subaccount  without regard to any of
                                            our other  income,  gains or losses.
                                            Assets  equal  to the  reserves  and
                                            other  contract   liabilities   with
                                            respect to each  subaccount  are not
                                            chargeable with liabilities  arising
                                            out of any of our  other  businesses
                                            or separate accounts.  If the assets
                                            exceed  the  required  reserves  and
                                            other  liabilities,  we may transfer
                                            the excess to our  general  account.
                                            We are obligated to pay all benefits
                                            provided under the policy.

Rights we have reserved.                    We  have  reserved   certain  rights
                                            regarding the Variable  Account.  We
                                            will  exercise  these rights only in
                                            compliance   with   all   applicable
                                            regulatory requirements. We have the
                                            right to:

                                            o   Change, add or delete designated
                                                investment options.

                                            o   Add or remove subaccounts.

                                            o   Withdraw  assets  of a class  of
                                                policies  to  which  the  policy
                                                belongs  from a  subaccount  and
                                                put them in another  subaccount.
                                                o   Combine   any  two  or  more
                                                subaccounts.

                                            o   Register other separate accounts
                                                or   deregister   the   Variable
                                                Account with the  Securities and
                                                Exchange Commission.

                                            o   Run the Variable  Account  under
                                                the  direction  of a  committee,
                                                and discharge  such committee at
                                                any time.

                                            o   Restrict or eliminate any voting
                                                rights  of   owners,   or  other
                                                persons who have  voting  rights
                                                as to the Variable Account.

                                            o   Operate the Variable  Account or
                                                one or more  of the  subaccounts
                                                by making direct  investments or
                                                in any other form.  If we do so,
                                                we may  invest the assets of the
                                                Variable  Account or one or more
                                                of   the   subaccounts   in  any
                                                investments  that are legal,  as
                                                determined by our counsel.

                                            We will  not  change  an  investment
                                            adviser  or  any   investment  of  a
                                            subaccount  of our Variable  Account
                                            unless approved by the  Commissioner
                                            of  Insurance  of Delaware or deemed
                                            approved in accordance with such law
                                            or regulation.  Any approval process
                                            is  on  file   with  the   insurance
                                            supervisory    official    of    the
                                            jurisdiction in which this policy is
                                            delivered.

                                            If any  change we make  results in a
                                            material  change  in the  underlying
                                            investments of a subaccount, we will
                                            notify  you of such  change.  If you
                                            have value in that subaccount:

                                            o   We  will  transfer  it  at  your
                                                written   direction   from  that
                                                subaccount  (without  charge) to
                                                another  subaccount  or  to  the
                                                Guaranteed Account, and

                                            o   You may then change your premium
                                                allocation percentages.

                                            Voting  Rights.  We  are  the  legal
                                            owner   of   shares   held   by  the
                                            subaccounts  and as  such  have  the
                                            right   to  vote   on  all   matters
                                            submitted  to  shareholders  of  the
                                            portfolios.  However, as required by
                                            law, we will vote shares held in the
                                            subaccounts  at regular  and special
                                            meetings  of   shareholders  of  the
                                            portfolios   in   accordance    with
                                            instructions  we receive from owners
                                            with    Account    Value    in   the
                                            subaccounts.  If  allowed  by law or
                                            required  by law we may vote  shares
                                            of the portfolios  without obtaining
                                            instructions   or  in  disregard  to
                                            instructions we have received. If we
                                            ever disregard voting  instructions,
                                            we will  advise  you of that  action
                                            and our  reasons  for such action in
                                            the next semiannual report.

                                            The Guaranteed Account

                                            The Guaranteed Account is an account
                                            within  the  general  account of the
                                            company.  Our general account assets
                                            are used to  support  our  insurance
                                            and annuity  obligations  other than
                                            those  funded by separate  accounts.
                                            Subject to  applicable  law, we have
                                            sole  discretion over the investment
                                            of  the   assets   of  the   general
                                            account.

                                            We have not registered  interests in
                                            the  Guaranteed  Account  under  the
                                            Securities   Act  of   1933  or  the
                                            Guaranteed  Account as an investment
                                            company.

                                            The  staff  of  the  Securities  and
                                            Exchange Commission has not reviewed
                                            our  disclosure  on  the  Guaranteed
                                            Account.  Our  disclosure  regarding
                                            the  Guaranteed  Account must comply
                                            with generally applicable provisions
                                            of  the  federal   securities   laws
                                            relating   to   the   accuracy   and
                                            completeness of statements made in a
                                            prospectus.

================================================================================
                      OUR DIRECTORS AND EXECUTIVE OFFICERS
================================================================================

The directors and principal officers of the company are listed below with their current principal business affiliation and their principal occupations during the past five (5) years. All officers have been affiliated with the company during the past five (5) years unless otherwise indicated.


                                                                            Principal Business
                                                                            Affiliations and
                                                                            Principal Occupations
Name and Address                     Office                                 During Past Five Years
----------------                     ------                                 ----------------------
M. Bernard Aidinoff*                 Director                               Director
2929 Allen Parkway
Houston, TX  77019

Gregory A. Arms                      Senior Vice President                  Senior Vice President
One ALICO Plaza
600 King Street
Wilmington, DE  19801

Wayne A. Barnard*                    Senior Vice President                  Senior Vice President of American
2929 Allen Parkway                                                          General Life Insurance Company since
Houston, TX  77019                                                          1997

Paul S. Bell                         Senior Vice President                  Senior Vice President of the Company
One ALICO Plaza
600 King Street
Wilmington, DE  19801

Robert M. Beuerlein*                 Senior Vice President and Chief        Senior Vice President, and Chief
2929 Allen Parkway                   Actuary                                Actuary of American General Life
Houston, TX  77019                                                          Insurance Company since 1999.
                                                                            Previously held other positions with
                                                                            American General

Pauletta P. Cohn*                    Senior Vice President and Co-General   Senior Vice President and Co-General
2929 Allen Parkway                   Counsel                                Counsel of American General Life
Houston, TX  77019                                                          Insurance Company since March, 2002.
                                                                            Previously held other positions with
                                                                            American General

                                                                            Principal Business
                                                                            Affiliations and
                                                                            Principal Occupations
Name and Address                     Office                                 During Past Five Years
----------------                     ------                                 ----------------------
David J.Dietz*                       Director and Senior Vice President     Director since 2002 and Senior Vice
390 Park Avenue                                                             President since 1999 of American
New York, NY 10022                                                          General life Insurance Company.
                                                                            President and Chief Executive Officer
                                                                            of Individual Insurance Operations,
                                                                            The United States Life Insurance
                                                                            Company since 1997.

Marion Elizabeth Fajen               Director                               Retired; formerly Vice President and
5608 N. Waterbury Road                                                      Secretary of the Company
Des Moines, IA  50312

Patrick Joseph Foley                 Director                               Retired; formerly Vice President and
Donovan, Perry, Carbon                                                      General Counsel of the Company
  McDermit & Radzil
Wall Street Plaza
88 Pine Street
New York, NY  10005

Cecil Calvert Gamwell, III           Director                               Director - Life Division AIG, Inc.,
419 West Beach Road                                                         Director - Seguros, Venezuela and
Charleston, RI  02813                                                       Director (ALT) Seguros Interamericanos
                                                                            (of New York)

Robert Michael Goldbloom             Senior Vice President                  Senior Vice President
80 Pine Street
New York, NY  10005

Jack Russell Harnes                  Director                               Retired; formerly Medical Director of
70 Pine Street                                                              the Company
New York, NY  10270

Robert F. Herbert, Jr.*              Director and Senior Vice President     Senior Vice President and Treasurer of
2727-A Allen Parkway                                                        American General Life Insurance Company
Houston, TX  77019                                                          since 1996,

David L. Herzog*                     Director, Executive Vice President,    Director, Executive Vice President and
2929 Allen Parkway                   and Chief Financial Officer            Chief Financial Officer of American
Houston, TX  77019                                                          General Life Insurance Company since
                                                                            2000, previously Vice President of
                                                                            General American

                                                                            Principal Business
                                                                            Affiliations and
                                                                            Principal Occupations
Name and Address                     Office                                 During Past Five Years
----------------                     ------                                 ----------------------
John Iniss Howell                    Director                               Retired; formerly Director of AIG, Inc.
Indian Rock Corporation                                                     Director of Schroder Capital Management
263 Glenville Road, 2nd Fl.
Greenwich, CT  06831

Kyle L. Jennings*                    Senior Vice President and Co-General   Senior Vice President and Co-General
2929 Allen Parkway                   Counsel                                Counsel of American General Life
Houston, TX  77019                                                          Insurance Company since March, 2002.
                                                                            Previously held other positions with
                                                                            American General

William M. Keeler*                   Director                               Director
3600 Route 66
Neptune, NJ  07754

Simon J. Leech*                      Senior Vice President                  Senior Vice President of American
2929 Allen Parkway                                                          General Life Insurance Company since
Houston, TX  77019                                                          1997

Rodney O. Martin, Jr.*               Director, Chairman, and President.     Director and Chairman of the Board of
2929 Allen Parkway                                                          American General Life Insurance Company
Houston, TX  77019                                                          since 1996, Chief Executive Officer
                                                                            2000-2001

Mark R. McGuire*                     Senior Vice President                  Senior Vice President of American
2727 Allen Parkway                                                          General Life Insurance Company since
Houston, TX  77019                                                          2001. Previously held other positions
                                                                            with American General

Paul L. Mistretta*                   Executive Vice President               Executive Vice President of American
2929 Allen Parkway                                                          General Life Insurance Company since
Houston, TX  77019                                                          1999, previously Senior Vice President
                                                                            of First Colony Life

R. Kendall Nottingham                Director                               Chairman of the Board and Chief
70 Pine Street                                                              Executive Officer of American
New York, NY 10270                                                          International Life Insurance Company
                                                                            (ALICO)

Lawrence J. O'Brien*                 Senior Vice President                  Senior Vice President of American
2929 Allen Parkway                                                          General Life Insurance Company since
Houston, TX  77019                                                          2001. Previously held other positions
                                                                            with American General

Nicholas A. O'Kulich                 Director and Vice Chairman             Vice President of AIG, Inc.  Director
70 Pine Street                                                              of American General Life Insurance
New York, NY 10270                                                          Company

                                                                            Principal Business
                                                                            Affiliations and
                                                                            Principal Occupations
Name and Address                     Office                                 During Past Five Years
----------------                     ------                                 ----------------------
Arshad H. Qureshi                    Senior Vice President                  Senior Vice President of the Company
One ALICO Plaza
600 King Street
Wilmington, DE  19801

Gary D. Reddick*                     Director and Executive Vice President  Director and, since 1998, Executive
2929 Allen Parkway                                                          Vice President of American General Life
Houston, TX  77019                                                          Insurance Company

Elizabeth M. Tuck                    Secretary                              Secretary and Assistant Secretary of
70 Pine Street                                                              AIG, Inc., and certain affiliates
New York, NY 10270

* Officer and/or Director of the Company since 2002

================================================================================
                                Other Information
================================================================================

                                            State Regulation

                                            We are  subject  to the  laws of New
                                            York governing  insurance  companies
                                            and to  regulation  by the New  York
                                            Insurance   Department   ("Insurance
                                            Department").   We  file  an  annual
                                            statement in a prescribed  form with
                                            the Insurance  Department  each year
                                            covering  our   operation   for  the
                                            preceding   year   and   our   final
                                            condition  as of  the  end  of  such
                                            year.  Regulation  by the  Insurance
                                            Department     includes     periodic
                                            examinations to determine our policy
                                            liabilities and reserves so that the
                                            Insurance Department may certify the
                                            items  are  correct.  Our  books and
                                            accounts  are  subject  to review by
                                            the  Insurance   Department  at  all
                                            times and a full  examination of its
                                            operations is conducted periodically
                                            by  the   staff  of  the   Insurance
                                            Department  pursuant to the National
                                            Association       of       Insurance
                                            Commissioners.  Such regulation does
                                            not,     however,     involve    any
                                            supervision    of    management   or
                                            investment practices or policies. In
                                            addition,    we   are   subject   to
                                            regulation  under the insurance laws
                                            of other  jurisdictions  in which we
                                            may operate.

                                            Legal Proceedings

                                            There  are no legal  proceedings  to
                                            which the  Variable  Account  or the
                                            principal underwriter is a party. We
                                            are  engaged  in  various  kinds  of
                                            routine  litigation  which,  in  our
                                            opinion,   are   not   of   material
                                            importance  in relation to our total
                                            capital and surplus.

                                            Independent Accountants

                                            The   financial   statements   which
                                            appear in this  prospectus have been
                                            audited  by   PricewaterhouseCoopers
                                            LLP,  independent  certified  public
                                            accountants,   as  stated  in  their
                                            reports,  and have been  included in
                                            reliance  upon the authority of such
                                            firm as  experts in  accounting  and
                                            auditing.


                                            Legal Matters

                                            Legal   matters   relating   to  the
                                            federal  securities  laws are  being
                                            passed  upon by the firm of  Morgan,
                                            Lewis & Bockius  LLP of  Washington,
                                            D.C.

                                            Published Ratings

                                            We  may   occasionally   publish  in
                                            advertisements, sales literature and
                                            reports   the   ratings   and  other
                                            information assigned to us by one or
                                            more       independent        rating
                                            organizations   such  as  A.M.  Best
                                            Company,   Moody's  and  Standard  &
                                            Poor's.  The  purpose of the ratings
                                            is    to    reflect    the    rating
                                            organization's    opinion   of   our
                                            financial strength and should not be
                                            considered   as   bearing   on   the
                                            investment   performance  of  assets
                                            held in the Variable Account.

                                            The ratings are not  recommendations
                                            to purchase  our life  insurance  or
                                            annuity  products or to hold or sell
                                            these  products,  and the ratings do
                                            not  comment on the  suitability  of
                                            such   products   for  a  particular
                                            investor.  There can be no assurance
                                            that  any  rating   will  remain  in
                                            effect for any
                                            given  period  of time  or that  any
                                            rating   will  not  be   lowered  or
                                            withdrawn   entirely   by  a  rating
                                            organization     if,     in     such
                                            organization's   judgment,    future
                                            circumstances   so   warrant.    The
                                            ratings   do   not    reflect    the
                                            investment    performance   of   the
                                            Variable  Account  or the  degree of
                                            risk  associated  with an investment
                                            in the Variable Account.

                      AMERICAN INTERNATIONAL LIFE ASSURANCE
                               COMPANY OF NEW YORK
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                        Report of Independent Accountants

To the Stockholders and Board of Directors
American International Life Assurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1(h) to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also, as discussed in Note 1(h) to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained beneficial Interests in Securitized Financial Assets" in 2001.

PricewaterhouseCoopers LLP

February 4, 2002

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                                  December 31,      December 31,
                                                                      2001              2000
                                                                  ------------      ------------
Assets

Investments and cash:
Fixed maturities:
        Bonds available for sale, at market value                  $6,171,000        $5,167,357
        (cost: 2001 - $6,111,388; 2000 - $5,198,196)
Equity securities:
         Common stock
         (cost: 2001 - $1; 2000 - $13,408)                                225            29,991
         Non-redeemable preferred stocks
         (cost: 2001 - $24,512; 2000 - $24,610)                        22,331            24,514
Mortgage loans on real estate, net of allowance
         (2001 - $19,000; 2000 - $19,000)                             383,481           472,576
Real estate, net of accumulated
 depreciation of $8,277 in 2001 and $7,626 in 2000                     37,126            15,500
Policy loans                                                           10,212            10,481
Other invested assets                                                 117,788           177,002
Derivative assets, at market                                            2,416                --
Short-term investments, at cost (approximates market value)            68,620            23,505
Cash                                                                       12                 9
                                                                   ----------        ----------

    Total investments and cash                                      6,813,211         5,920,935

Amounts due from related parties                                       27,113             9,598
Investment income due and accrued                                      96,854            89,363
Premium and insurance balances receivable                              16,122            11,325
Reinsurance assets                                                    195,857           351,726
Deferred policy acquisition costs                                      45,784            48,334
Federal income tax receivable                                          12,084                --
Deferred income taxes                                                  12,959            12,412
Separate and variable accounts                                        297,407           386,675
Other assets                                                              615               656
                                                                   ----------        ----------

                                    Total assets                   $7,518,006        $6,831,024
                                                                   ==========        ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                  December 31,      December 31,
                                                                      2001              2000
                                                                  ------------      ------------
Liabilities

  Policyholder contract deposits                                   $4,210,524        $3,675,472
  Future policy benefits for life and accident
    and health insurance contracts                                  2,202,712         1,990,030
  Reserve for unearned premiums                                         7,188             6,999
  Policy and contract claims                                          157,777           191,432
  Reserve for commissions, expenses and taxes                           5,070             5,751
  Insurance balances payable                                            7,659             6,208
  Federal income tax payable                                               --             1,940
  Amounts due to related parties                                        2,215             3,105
  Separate and variable accounts                                      297,407           386,675
  Other liabilities                                                    54,454            62,562
                                                                   ----------        ----------

                                    Total liabilities               6,945,006         6,330,174
                                                                   ----------        ----------

Capital funds

  Common stock, $200 par value; 16,125 shares
       authorized, issued and outstanding                               3,225             3,225
  Additional paid-in capital                                          197,025           197,025
  Retained earnings                                                   333,626           264,977
  Accumulated other comprehensive income                               39,124            35,623
                                                                   ----------        ----------

                                    Total capital funds               573,000           500,850
                                                                   ----------        ----------

Total liabilities and capital funds                                $7,518,006        $6,831,024
                                                                   ==========        ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                Years ended December 31,
                                                   -----------------------------------------------
                                                      2001               2000             1999
                                                   -----------       ------------      -----------
Revenues:
  Premium income                                   $   503,560       $   236,174       $   189,448
  Net investment income                                483,261           454,863           462,215
  Realized capital gains (losses)                       55,478           (60,266)          (13,103)
                                                   -----------       -----------       -----------

                  Total revenues                     1,042,299           630,771           638,560
                                                   -----------       -----------       -----------
Benefits and expenses:
  Death and other benefits                             297,624           263,403           244,895
  Increase in future policy benefits
   and policyholder contract deposits                  500,715           280,852           239,635
  Acquisition and insurance expenses                   111,490            74,829            65,533
                                                   -----------       -----------       -----------

                  Total benefits and expenses          909,829           619,084           550,063
                                                   -----------       -----------       -----------

Income before income taxes                             132,470            11,687            88,497
                                                   -----------       -----------       -----------

Income taxes (benefits):
   Current                                              48,632            13,372            15,263
   Deferred                                             (2,052)           (8,833)           16,354
                                                   -----------       -----------       -----------

                  Total income taxes                    46,580             4,539            31,617
                                                   -----------       -----------       -----------

Net Income before cumulative effect                     85,890             7,148            56,880

Cumulative effect of accounting changes,
               net of tax                              (17,241)               --                --
                                                   -----------       -----------       -----------

Net income                                         $    68,649       $     7,148       $    56,880
                                                   ===========       ===========       ===========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)

                                                              Years ended December 31,
                                                   -----------------------------------------------
                                                       2001              2000             1999
                                                   -----------       -----------       -----------
Common stock

Balance at beginning of year                       $     3,225       $     3,225       $     3,225
                                                   -----------       -----------       -----------
Balance at end of year                                   3,225             3,225             3,225
                                                   -----------       -----------       -----------

Additional paid-in capital

Balance at beginning of year                           197,025           197,025           197,025
                                                   -----------       -----------       -----------
Balance at end of year                                 197,025           197,025           197,025
                                                   -----------       -----------       -----------

Retained earnings
Balance at beginning of year                           264,977           277,829           220,949
Net income                                              68,649             7,148            56,880
Dividends to stockholders                                   --           (20,000)               --
                                                   -----------       -----------       -----------
Balance at end of year                                 333,626           264,977           277,829
                                                   -----------       -----------       -----------
Accumulated other comprehensive income
  Balance at beginning of year                          35,623           (59,831)          194,918
  Unrealized appreciation (depreciation) of
       investments - net of reclassification
       adjustments                                       5,006           146,932          (400,842)
  Deferred income tax (expense) benefit on
       changes and future policy benefits               (1,505)          (51,478)          146,093
                                                   -----------       -----------       -----------

   Balance at end of year                               39,124            35,623           (59,831)
                                                   -----------       -----------       -----------

               Total capital funds                 $   573,000       $   500,850       $   418,248
                                                   ===========       ===========       ===========

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                                     Years ended December 31,
                                                                        -----------------------------------------------
                                                                           2001              2000              1999
                                                                        -----------       -----------       -----------


Cash flows from operating activities:
  Net income                                                            $    68,649       $     7,148       $    56,880
                                                                        -----------       -----------       -----------

Adjustments to reconcile net income to net cash
  provided by operating activities:
 Non-cash revenues, expenses, gains and losses included in income:
 Change in insurance reserves                                               179,216           133,793            45,730
 Change in accounting principles                                             26,524                --                --
Change in premiums and insurance balances
  receivable and payable -net                                                (3,344)            4,662            (5,697)
 Change in reinsurance assets                                               155,870           (45,063)         (279,429)
 Change in deferred policy acquisition costs                                  2,552            (1,680)           (5,234)
 Change in investment income due and accrued                                 (7,491)           (6,861)             (799)
 Realized capital (gains) losses                                            (55,478)           60,266            13,103
 Change in current and deferred income taxes -net                           (16,076)             (295)            2,133
 Change in reserves for commissions, expenses and taxes                        (825)              568               135
 Change in other assets and liabilities - net                               (54,963)           35,850             2,969
                                                                        -----------       -----------       -----------
Total adjustments                                                           225,985           181,240          (227,089)
                                                                        -----------       -----------       -----------
 Net cash provided by (used in) operating activities                        294,634           188,388          (170,209)
                                                                        -----------       -----------       -----------

Cash flows from investing activities:
 Cost of fixed maturities, sold                                           1,684,605           281,411           913,262
 Cost of fixed maturities, matured or redeemed                              423,471           462,195           641,409
 Cost of equity securities sold                                              18,572             3,047             1,149
 Cost of real estate sold                                                     1,522             2,786                --
 Realized capital gains (losses)                                             53,778           (60,266)          (13,103)
 Purchase of fixed maturities                                            (3,053,470)         (848,607)       (1,815,447)
 Purchase of equity securities                                               (5,068)           (1,182)          (14,641)
 Purchase of real estate                                                    (23,799)               --                --
 Mortgage loans granted                                                     (20,175)         (108,183)          (64,782)
 Repayments of mortgage loans                                               109,270            96,067           148,799
 Change in policy loans                                                         269              (496)              296
 Change in short-term investments                                           (45,114)          120,260           108,799
 Change in other invested assets                                             16,324           (28,228)          (22,632)
 Other - net                                                                 10,134           (21,027)           (4,525)
                                                                        -----------       -----------       -----------
   Net cash used in investing activities                                   (829,682)         (102,223)         (121,416)
                                                                        -----------       -----------       -----------

Cash flows from financing activities:
 Change in policyholder contract deposits                                   535,051           (66,401)          134,683
 Dividends to stockholders                                                       --           (20,000)               --
                                                                        -----------       -----------       -----------
   Net cash provided by financing activities                                535,051           (86,401)          134,683
                                                                        -----------       -----------       -----------

Change in cash                                                                    3              (236)         (156,942)
Cash at beginning of year                                                         9               245           157,187
                                                                        -----------       -----------       -----------
Cash at end of year                                                     $        12       $         9       $       245
                                                                        ===========       ===========       ===========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                           Years ended December 31,
                                                   -----------------------------------------
                                                     2001            2000            1999
                                                   --------       ---------       ----------
Comprehensive income

Net income                                         $ 68,649       $   7,148       $   56,880
                                                   --------       ---------       ----------

Other comprehensive income

Unrealized appreciation (depreciation) of
     investments - net of reclassification
    adjustments                                       2,590         146,932         (400,842)
 Changes due to deferred income tax
    (expense) benefit on changes in
    future policy benefits                             (659)        (51,478)         146,093
 Net derivative gains arising from cash flow
    hedging activities                                2,416              --               --
 Changes due to deferred income tax expense
    on changes in hedging activities                   (846)             --               --
                                                   --------       ---------       ----------

  Other comprehensive income (loss)                   3,501          95,454         (254,749)
                                                   --------       ---------       ----------

 Comprehensive income (loss)                       $ 72,150       $ 102,602       $ (197,869)
                                                   ========       =========       ==========

                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1. Summary of Significant Accounting Policies

     (a) Basis of Presentation: American International Life Assurance Company of New York (the "Company") is a wholly owned subsidiary of American International Group, Inc. (the "Parent"). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident & health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in America Samoa, the Virgin Islands and Guam.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of New York. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes without the limitations required for statutory purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes and future policy benefits in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and an allowance for uncollectible loans. Interest income on such loans is accrued currently.

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using either the cost or the equity method depending on the type of investment.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholder contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and, (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  New Accounting Standards:

          In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133" (FASB 138).

          Together, these Statements require the Company to recognize all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. AI Life did not hold any derivatives at January 1, 2001 and as a result did not have a cumulative effect of accounting change.

          On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk.


          In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a loss of $17.2 million.


          In June 2001, FASB issued Statement of Financial Accounting Standard No. 141 "Business Combinations" (FASB 141). FASB 141 requires the
          Company to apply the purchase method of accounting for all acquisitions initiated after June 30, 2001.

          In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and other Intangible Assets" (FASB 142). FASB 142 requires the Company to discontinue the amortization of goodwill in its income statement.

          However, FASB 142 requires goodwill to be subject to an assessment of impairments on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. FASB 142 is effective for the year commencing January 1, 2002. The impact of the adoption of FASB 142, with respect to the Company's results of operations and financial condition is deemed insignificant.

2. Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $4,108,000 and $16,652,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2001 and 2000, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                                          Years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------       --------       --------
                 Fixed maturities                                  $424,858       $398,501       $392,878
                 Equity securities                                    2,986          3,074          2,309
                 Mortgage loans                                      41,159         40,595         45,173
                 Real estate                                          4,297          1,979          2,113
                 Policy loans                                           752            742            750
                 Cash and short-term investments                      3,348          5,829          7,507
                 Other invested assets                               12,246          9,055         16,026
                                                                   --------       --------       --------
                        Total investment income                     489,646        459,775        466,756

                 Investment expenses                                  6,385          4,912          4,541
                                                                   --------       --------       --------

                        Net investment income                      $483,261       $454,863       $462,215
                                                                   ========       ========       ========

     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2001, 2000 and 1999 are summarized below (in thousands):

                                                                          Years ended December 31,
                                                                  ---------------------------------------
                                                                     2001           2000          1999
                                                                  ---------      ---------      ---------
                 Realized gains (losses) on investments:
                 Fixed maturities                                 $  13,081      $ (57,820)     $ (15,407)
                 equity securities                                   17,722            340          1,702
                 Real Estate                                         (1,522)        (2,786)            --
                 Other invested assets                               26,526             --             --
                 Other                                                 (329)            --            602
                                                                  ---------      ---------      ---------
                 Realized gains (losses)                          $  55,478      $ (60,266)     $ (13,103)
                                                                  =========      =========      =========

                 Change in unrealized appreciation
                   (depreciation) of investments:
                 Fixed maturities                                 $  90,451      $  72,175      $(369,679)
                 Equity securities                                  (18,446)         5,341         (3,812)
                 Other invested assets                              (69,416)        69,416        (27,351)
                 Derivative assets                                    2,417             --             --
                                                                  ---------      ---------      ---------
                 Change in unrealized appreciation
                         (depreciation) of investments            $   5,006      $ 146,932      $(400,842)
                                                                  =========      =========      =========

          Proceeds from the sale of investments in fixed maturities during 2001, 2000 and 1999 were $1,684,605,000, $281,411,000 and $913,263,000, respectively.

          During 2001, 2000 and 1999, gross gains of $84,375,000, $4,565,000 and
          $8,369,000, respectively, and gross losses of $71,294,000, $62,385,000 and $23,776,000, respectively, were realized on dispositions of fixed maturities. The 2001 losses include writedowns of $24.8 million for certain securities available for sale, which experienced a decline in value that are deemed other than temporary.

          During 2001, 2000 and 1999,  gross gains of $17,722,000,  $340,000 and
          $1,712,000, respectively, and gross losses of $0, $0 and $10,000, respectively, were realized on dispositions of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments:

          At December 31, 2001 and 2000, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $1,012,000 and $19,335,000 and gross losses of $2,969,000 and
          $2,848,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  2001  and  2000  are  as  follows  (in
          thousands):

                                                                          Gross           Gross        Estimated
                                                       Amortized       Unrealized       Unrealized       Market
                        2001                              Cost            Gains           Losses         Value
                        ----                           ----------      ----------      ----------      ----------
                Fixed maturities:
                   U.S. Government and government
                       agencies and authorities        $   55,629      $    9,702      $        7      $   65,324
                   States, municipalities and
                       political subdivisions             279,902          18,289             479         297,712
                   All other corporate                  5,775,857         183,861         151,754       5,807,964
                                                       ----------      ----------      ----------      ----------

                Total fixed maturities                 $6,111,388      $  211,852      $  152,240      $6,171,000
                                                       ==========      ==========      ==========      ==========

                                                                          Gross           Gross        Estimated
                                                       Amortized       Unrealized       Unrealized       Market
                        2000                              Cost            Gains           Losses         Value
                        ----                           ----------      ----------      ----------      ----------
                Fixed maturities:
                   U.S. Government and government
                       agencies and authorities        $   70,479      $   21,557      $      --       $   92,036
                   States, municipalities and
                       political subdivisions             573,588          26,906             125         600,369
                   Foreign governments                      8,794             490              --           9,284
                   All other corporate                  4,545,335         121,556         201,223       4,465,668
                                                       ----------      ----------      ----------      ----------
                Total fixed maturities                 $5,198,196      $  170,509      $  201,348      $5,167,357
                                                       ==========      ==========      ==========      ==========

          The amortized cost and estimated market value of fixed maturities available for sale at December 31, 2001, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                     Estimated
                                                                   Amortized           Market
                                                                      Cost              Value
                                                                   ----------        ----------
Due in one year or less                                            $  319,090        $  324,929
Due after one year through five years                               1,751,608         1,769,951
Due after five years through ten years                              1,736,707         1,728,834
Due after ten years                                                 2,303,983         2,347,286
                                                                   ----------        ----------

                                                                   $6,111,388        $6,171,000
                                                                   ==========        ==========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 2001 and 2000, the market value of the CMO portfolio was $1,085,543,000 and $775,942,000, respectively; the estimated amortized cost was approximately $1,067,915,000 in 2001 and $759,121,000 in 2000. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2001.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 2001 and
          2000, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $546,951,000 and $524,457,000, respectively, and an aggregate market value of $480,045,000 and $405,543,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following company exceeded 10% of the Company's total capital funds at December 31, 2001 (in thousands).

          Countrywide Home Loans                           $93,087
          Tower Funding                                     86,055
          Washington Mutual                                 69,920

3. Deferred Policy Acquisition Costs

          The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                                Years ended December 31,
                                          ------------------------------------
                                            2001          2000          1999
                                          --------        -----        -------
Balance at beginning of year              $ 48,334       $46,655       $41,421
Acquisition costs deferred                   6,896         7,986         9,166
Amortization charged to income              (9,446)       (6,307)       (3,932)
                                          --------       -------       -------
Balance at end of year                    $ 45,784       $48,334       $46,655
                                          ========       =======       =======

4. Future Policy Benefits and Policyholder Contract Deposits

     (a) The analysis of the future policy benefits and policyholder contract deposits liabilities as at December 31, 2001 and 2000 follows (in thousands):

                                                              2001              2000
                                                           ----------        ----------
Future policy benefits:
Long duration contracts                                    $2,171,185        $1,963,603
Short duration contracts                                       31,527            26,427
                                                           ----------        ----------
                                                           $2,202,712        $1,990,030
                                                           ==========        ==========

Policyholder contract deposits:
Annuities                                                  $3,517,347        $2,875,838
Guaranteed investment contracts (GICs)                        533,379           653,004
Universal life                                                107,830           105,241
Corporate owned life insurance                                 29,294            27,717
Other investment contracts                                     22,674            13,672
                                                           ----------        ----------
                                                           $4,210,524        $3,675,472
                                                           ==========        ==========

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

          (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 12.2 percent and grade to not greater than 7.5 percent.

          (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 1.5 percent.

     (c) The liability for policyholder contract deposits has been established based on the following assumptions:

          (i) Interest rates credited on deferred annuities vary by year of issuance and range from 4.0 percent to 8.0 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

          (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.4 percent to 7.6 percent and maturities range from 3 to 7 years.

          (iii)Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2001 was 6.2 percent.

          (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.0 percent to 6.7 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5. Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 2001, 2000 and 1999. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):


                                                 Years ended December 31,
                           -----------------------------------------------------------------
                                  2001                    2000                   1999
                           -------------------     ------------------     ------------------
                                      Percent                 Percent               Percent
                                        of                      of                    of
                                      pre-tax                 pre-tax               pre-tax
                                     operating               operating             operating
                           Amount      Income      Amount      Income     Amount     Income
                           -------------------     ------------------     ------------------
"Expected" income tax
   expense                 $46,365       35.0%     $4,090       35.0%     $30,974      35.0%
State income tax               748        0.6         751        6.4          418       0.5
Other                         (533)      (0.4)       (302)      (2.6)         225       0.3
                           -------       ----      ------       ----      -------      ----
Actual income
   tax expense             $46,580       35.2%     $4,539       38.8%     $31,617      35.8%
                           =======       ====      ======       ====      =======      ====

     (b) The components of the net deferred tax asset were as follows (in thousands):

                                                               Years ended December 31,
                                                               ------------------------
                                                                 2001           2000
                                                                ------         ------
          Deferred tax assets:
            Adjustments to mortgage loans and
              investment income due and accrued                 $11,214        $ 8,050
            Adjustment to life policy reserves                   24,250         39,200
            Deferred policy acquisition costs                     1,287             --
            Fixed maturities premium                              9,716             --
            Other                                                 2,110            129
                                                                -------        -------
                                                                 48,577         47,379
                                                                -------        -------
          Deferred tax liabilities:
             Unrealized appreciation on investments             $30,232        $19,357
             Deferred policy acquisition costs                       --          2,361
             Fixed maturities discount                               --          8,457
             Other                                                5,386          4,792
                                                                -------        -------
                                                                 35,618         34,967
                                                                -------        -------

           Net deferred tax asset                               $12,959        $12,412
                                                                =======        =======

     (c) At December 31, 2001, accumulated earnings of the Company for Federal income tax purposes include approximately $2,879,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 2001, 2000, and 1999 amounted to $51,569,000, $3,413,000, and $28,174,000, respectively.

6. Commitments and Contingent Liabilities

          The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

          The Company is a limited partner in the Chardon/Hato Rey Partnership (Puerto Rico). The partnership agreement requires the Company to make an additional capital contribution of up to $3,000,000 to cover construction cost overruns or operating deficits. Construction was completed in 1992 and the building is currently fully leased and profitable; therefore, no demands are foreseen.

          During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 2001, the Company's unused capital commitment was $955,000. Contributions totaling $24,090,000 have been made through December 31, 2001.

          During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $3,000,000. Contributions totaling $3,000,000 have been made through December 31, 2001.

          During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, LP. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $12,108,000 have been made through December 31, 2001.

          During 1999, the Company entered into a partnership agreement with Private Equity Investors IV, L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. Contributions totaling $34,624,000 have been made through December 31, 2001.

          During 2000, the Company entered into a partnership agreement with G3 Strategic Investment L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $7,037,000 have been made through December 31, 2001.

7. Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholder contract deposits: Fair values of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

          2001
          ----
                                                         Fair                 Carrying
                                                         Value                 Amount
                                                      ----------             ----------
          Cash and short-term investments             $   68,632             $   68,632
          Fixed maturities                             6,171,000              6,171,000
          Equity securities                               22,556                 22,556
          Mortgage and policy loans                      421,518                393,693

          Policyholder contract deposits              $4,479,142             $4,210,524

          2000
          ----
                                                         Fair                 Carrying
                                                         Value                 Amount
                                                      ----------             ----------
          Cash and short-term investments             $   23,514             $   23,514
          Fixed maturities                             5,167,357              5,167,357
          Equity securities                               54,505                 54,505
          Mortgage and policy loans                      509,282                483,057

          Policyholder contract deposits              $3,769,539             $3,675,472

8. Capital Funds

     (a) The Company may not distribute dividends to the Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. There were no dividends paid in 2001 and 1999. During 2000, the Company paid dividends of $20,000,000 to its stockholders.

     (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $338,699,000 at December 31, 2001 and $358,209,000 at December 31, 2000. Statutory net (loss) income amounted to $(19,238,000), $(3,668,000) and $66,418,000 for 2001, 2000
          and 1999, respectively. These financial statements vary in certain respects from those prepared using statutory accounting practices prescribed and permitted by the New York Insurance Department. In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, such as deferred income taxes. Effective December 31, 2000, the Company implemented the Codification guidelines, resulting in an increase of $65.2 million in statutory surplus.

     (c)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $28,954,000, $(60,266,000), and $(13,103,000) for December 31, 2001,
          2000 and 1999, respectively.

9. Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2001, 2000 and 1999 were approximately $4,000, $11,000 and $153,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The plan assets exceeded the projected benefit obligations at December 31, 2001 by $101,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which during the three years ended December 31, 2001, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) On April 1, 1985, the Parent terminated and replaced its then existing U.S. pension plan, a contributory qualified defined benefit plan, with the current non-contributory qualified defined benefit plan. Settlement of the obligations of the prior plan was accomplished through the purchase of annuities from the Company for accrued benefits as of the date of termination. Future policy benefits reserves in the accompanying balance sheet that relate to these annuity contracts are $75,661,000 at December 31, 2001 and $77,027,000 at December 31, 2000.

     (d) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (e) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, therefore, are not presented herein.

10. Leases

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2001, the future minimum lease payments under operating leases were as follows:

                  Year                                 Payments
                  ----                                 --------
                  2002                                  $1,264
                  2003                                   1,129
                  2004                                     619
                  2005                                     342
                  2006                                      --
                  Later Years                               --
                                                        ------
                  Total                                 $3,354
                                                        ======

          Rent expense  approximated  $1,427,000,  $1,644,000 and $1,667,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

11. Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

          The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

December 31, 2001                                                                    Percentage
-----------------                                                                     of Amount
                                                                                       Assumed
                             Gross           Ceded         Assumed          Net         to Net
                             -----           -----         -------          ---      ------------
Life Insurance in Force    $38,290,767    $20,815,247    $21,274,270    $38,749,790      54.9%
                           ===========    ===========    ===========    ===========
Premiums:
  Life                         110,567          3,291          1,297        108,573       1.2%
  Accident and Health           27,368         13,050         25,370         39,688      63.9%
  Annuity                      355,299             --             --        355,299        --
                           -----------    -----------    -----------    -----------

Total Premiums             $   493,234    $    16,341    $    26,667    $   503,560       5.3%
                           ===========    ===========    ===========    ===========

December 31, 2000                                                                    Percentage
-----------------                                                                     of Amount
                                                                                       Assumed
                             Gross           Ceded         Assumed          Net         to Net
                             -----           -----         -------          ---      ------------
Life Insurance in Force    $35,128,181    $25,210,909    $25,384,029    $35,301,301      71.9%
                           ===========    ===========    ===========    ===========
Premiums:
  Life                         105,500          3,147            764        103,117       0.7%
Accident and Health             22,832         10,655         29,278         41,455      70.6%
  Annuity                       91,602             --             --         91,602        --
                           -----------    -----------    -----------    -----------

Total Premiums             $   219,934    $    13,802    $    30,042    $   236,174      12.7%
                           ===========    ===========    ===========    ===========

December 31, 1999                                                                    Percentage
-----------------                                                                     of Amount
                                                                                       Assumed
                             Gross           Ceded         Assumed          Net         to Net
                             -----           -----         -------          ---      ------------
Life Insurance in Force    $32,831,967    $   604,100    $     2,573    $32,230,440      --
                           ===========    ===========    ===========    ===========
Premiums:
  Life                          98,471          2,925             64         95,610       0.7%
Accident and Health             18,940          8,431         31,393         41,902      74.9%
  Annuity                       51,936             --             --         51,936        --
                           -----------    -----------    -----------    -----------

Total Premiums             $   169,347    $    11,356    $    31,457    $   189,448      16.6%
                           ===========    ===========    ===========    ===========

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $137,984,000, $19,191,000 and $287,073,000 respectively, for the years ended December 31, 2001, 2000 and 1999.

          The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds.

12. Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $448,000 and $1,000, respectively, for the year ended December 31, 2001. Premium income and commission ceded for 2000 amounted to $539,000 and $0, respectively. Premium income and commission ceded for

          1999 amounted to $277,263,000 and $0, respectively. Premium income and ceding commission expense assumed from affiliates aggregated $23,842,000 and $1,745,000, respectively, for 2001, compared to $24,434,000 and $691,000, respectively, for 2000, and $25,496,000 and
          $88,000, respectively, for 1999.

     (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $6,056,000 in premiums relating to this business for 2001, $5,715,000 for 2000, and $5,366,000 for 1999.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2001, 2000 and 1999, the Company was charged $29,063,000, $32,138,000 and $27,700,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $34,536,000, $36,462,000 and $32,219,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (d) During 1999, the Company entered into a reinsurance treaty with Lexington Insurance Company whereby the Company ceded a block of Ordinary Life business and transferred cash and securities valued at $276,917,000.

13. Restructuring Charges

          In connection with the Parent's merger with America General during 2001, the Company has incurred $3.5 million in restructuring costs. These costs have been paid as of December 31, 2001.

14. Subsequent events

          Effective January 1, 2002, the Company transferred a block of Group A&H business to National Union Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $15.7 million as of December 31, 2001.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners of
American International Life Assurance Company of New York
Variable Account B

In our opinion, the accompanying statements of assets and liabilities of American International Life Assurance Company of New York Variable Account B (comprising fifty-one subaccounts, hereafter collectively referred to as "Variable Account B") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account B at December 31, 2001, the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Variable Account B's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP


March 15, 2002

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

================================================================================

ASSETS:
  Investments at Market Value:
                                                            Shares            Cost       Market Value
                                                        ---------------------------------------------
    AIM
      Capital Appreciation Fund ....................          4,113.811   $    114,833   $     89,352
      International Equity Fund ....................          5,260.304        109,233         78,431
    Alliance
      Global Bond Portfolio ........................            174.305          1,912          1,905
      Growth Portfolio .............................         52,528.471      1,293,031        862,517
      Growth & Income Portfolio ....................         36,657.145        802,523        812,322
      Premier Growth Portfolio .....................         12,312.230        384,830        309,776
      Quasar Portfolio .............................         11,282.301        125,112        112,936
      Technology Portfolio .........................         17,112.885        421,049        295,026
      Total Return Portfolio .......................          5,931.593        107,907        104,693
    American Century
      VP Capital Appreciation Fund .................            236.575          1,694          1,774
      VP Income & Growth Fund ......................          2,630.903         16,271         16,996
    Anchor
      Capital Appreciation Portfolio ...............             43.200          1,225          1,279
      Growth Portfolio .............................             50.530          1,257          1,261
      Natural Resources Portfolio ..................             27.805            472            491
    Dreyfus
      Small Company Stock Portfolio ................          3,120.118         51,497         55,507
      Stock Index Fund .............................         35,295.031      1,182,006      1,036,262
    Fidelity
      Asset Manager Portfolio ......................         25,616.088        426,905        371,689
      Balanced Portfolio ...........................        276,288.778      3,624,205      3,790,682
      Contrafund Portfolio .........................         10,897.213        253,014        219,361
      Growth Portfolio .............................         41,331.547      1,735,089      1,389,153
      High Income Portfolio ........................         18,281.611        162,005        117,185
      Investment Grade Bond Portfolio ..............          5,121.163         61,694         66,165
      Money Market Portfolio .......................        275,809.000        275,809        275,809
      Overseas Portfolio ...........................         10,237.084        201,143        142,091
    Franklin Templeton
      Asset Strategy Fund-class 1 ..................             25.111            401            389
    J.P.Morgan
      Bond Portfolio ...............................              5.892             70             68
    Neuberger Berman
      AMT Limited Maturity Bond Portfolio ..........             46.366            615            625
    Oppenheimer
      Global Securities Fund/VA ....................             18.692            404            427
      Main Street Growth & Income Fund/VA ..........          1,181.552         21,645         22,438
    SunAmerica
      Aggressive Growth Portfolio ..................              7.387             80             67
      Alliance Growth Portfolio ....................            532.241         10,532         10,858
      Global Bond Portfolio ........................             83.862            905            890
      Growth-Income Portfolio ......................            760.012         16,339         16,872
      MFS Mid-Cap Growth Portfolio .................              6.285             77             69
      SunAmerica Balanced Portfolio ................            165.451          2,403          2,374
    Van Eck
      Worldwide Emerging Markets Fund ..............          3,405.056         35,153         27,717
      Worldwide Hard Assets Fund ...................          3,236.814         34,266         34,602
                                                                           -----------    -----------
    Total Investments ..............................                       $11,477,606    $10,270,060
         Total Assets ..............................                                      $10,270,060
                                                                                          ===========
EQUITY:
  Policy Owners' Equity ............................                                      $10,270,060
                                                                                          -----------
    Total Equity ...................................                                      $10,270,060
                                                                                          ===========

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                             2001
                                             ----                 AIM                AIM
                                                                Capital         International
                                                              Appreciation         Equity
                                             Total               Fund               Fund
                                          -----------         -----------       -------------
Investment Income (Loss):
    Dividends .......................      $   491,820          $  6,929          $  2,365
Expenses:
    Mortality & Expense Risk Fees ...           84,486               728               686
                                           -----------          --------          --------
Net Investment Income (Loss) ........          407,334             6,201             1,679
                                           -----------          --------          --------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........         (105,624)            1,600            (1,932)
    Change in Unrealized Appreciation
        (Depreciation) ..............       (1,105,991)          (30,461)          (20,995)
                                           -----------          --------          --------
    Net Gain (Loss) on Investments ..       (1,211,615)          (28,861)          (22,927)
                                           -----------          --------          --------
Increase (Decrease) in Net Assets
    Resulting From Operations .......      $  (804,281)         $(22,660)         $(21,248)
                                           ===========          ========          ========

                                            Alliance           Alliance
                                          Conservative          Global            Alliance
                                            Investors            Bond              Growth
                                            Portfolio         Portfolio          Portfolio
                                          -----------        -----------        -----------
Investment Income (Loss):
    Dividends .......................        $ 3,659             $  0             $ 132,932
Expenses:
    Mortality & Expense Risk Fees ...             27               16                 7,811
                                             -------             ----             ---------
Net Investment Income (Loss) ........          3,632              (16)              125,121
                                             -------             ----             ---------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........         (4,818)              (1)              (39,104)
    Change in Unrealized Appreciation
        (Depreciation) ..............          1,047               (7)             (334,367)
                                             -------             ----             ---------
    Net Gain (Loss) on Investments ..         (3,771)              (8)             (373,471)
                                             -------             ----             ---------
Increase (Decrease) in Net Assets
    Resulting From Operations .......        $  (139)            $(24)            $(248,350)
                                             =======             ====             =========

                                           Alliance
                                            Growth           Alliance         Alliance
                                               &              Growth          Premier
                                            Income          Investors          Growth
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................      $ 39,979          $ 25,823         $ 14,889
Expenses:
    Mortality & Expense Risk Fees ...         7,369               124            2,602
                                           --------          --------         --------
Net Investment Income (Loss) ........        32,610            25,699           12,287
                                           --------          --------         --------

Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........         9,258           (38,305)           2,578
    Change in Unrealized Appreciation
        (Depreciation) ..............       (47,958)           10,583          (69,206)
                                           --------          --------         --------
    Net Gain (Loss) on Investments ..       (38,700)          (27,722)         (66,628)
                                           --------          --------         --------
Increase (Decrease) in Net Assets
    Resulting From Operations .......      $ (6,090)         $ (2,023)        $(54,341)
                                           ========          ========         ========

                                                                              Alliance
                                           Alliance          Alliance          Total
                                            Quasar          Technology         Return
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................      $  3,621          $  24,226         $ 4,581
Expenses:
    Mortality & Expense Risk Fees ...           889              2,663             806
                                           --------          ---------         -------
Net Investment Income (Loss) ........         2,732             21,563           3,775
                                           --------          ---------         -------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........        (5,351)             9,738             (46)
    Change in Unrealized Appreciation
        (Depreciation) ..............       (11,795)          (120,057)         (3,214)
                                           --------          ---------         -------
    Net Gain (Loss) on Investments ..       (17,146)          (110,319)         (3,260)
                                           --------          ---------         -------
Increase (Decrease) in Net Assets
    Resulting From Operations .......      $(14,414)         $ (88,756)        $   515
                                           ========          =========         =======

                                                             American
                                            American         Century
                                             Century            VP
                                               VP             Income           Anchor
                                             Capital            &             Capital
                                          Appreciation        Growth        Appreciation
                                              Fund             Fund          Portfolio
                                           -----------      -----------      -----------
Investment Income (Loss):
    Dividends ........................        $   0           $   0             $   0
Expenses:
    Mortality & Expense Risk Fees ....            2              22                 1
                                              -----           -----             -----
Net Investment Income (Loss) .........           (2)            (22)               (1)
                                              -----           -----             -----
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ............            3             226                (3)
    Change in Unrealized Appreciation
        (Depreciation) ...............           80             725                54
                                              -----           -----             -----
    Net Gain (Loss) on Investments ...           83             951                51
                                              -----           -----             -----
Increase (Decrease) in Net Assets
    Resulting From Operations ........        $  81           $ 929             $  50
                                              =====           =====             =====

                                                                              Dreyfus
                                                              Anchor           Small
                                            Anchor           Natural          Company
                                            Growth          Resources          Stock
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................       $    96         $     2           $    35
Expenses:
    Mortality & Expense Risk Fees ...             2               0               452
                                            -------         -------           -------
Net Investment Income (Loss) ........            94               2              (417)
                                            -------         -------           -------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........          (126)             (7)            1,861
    Change in Unrealized Appreciation
        (Depreciation) ..............             5              19            (2,793)
                                            -------         -------           -------
    Net Gain (Loss) on Investments ..          (121)             12              (932)
                                            -------         -------           -------
Increase (Decrease) in Net Assets
    Resulting From Operations .......       $   (27)        $    14           $(1,349)
                                            =======         =======           =======

                                              Dreyfus           Fidelity
                                               Stock             Asset           Fidelity
                                               Index            Manager          Balanced
                                               Fund            Portfolio        Portfolio
                                            -----------       -----------      -----------
Investment Income (Loss):
    Dividends .......................        $  16,901         $  20,513         $       0
Expenses:
    Mortality & Expense Risk Fees ...            9,342             3,342            21,692
                                             ---------         ---------         ---------
Net Investment Income (Loss) ........            7,559            17,171           (21,692)
                                             ---------         ---------         ---------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........            2,541            (8,201)            9,965
    Change in Unrealized Appreciation
        (Depreciation) ..............         (156,397)          (27,275)          166,477
                                             ---------         ---------         ---------
    Net Gain (Loss) on Investments ..         (153,856)          (35,476)          176,442
                                             ---------         ---------         ---------
Increase (Decrease) in Net Assets
    Resulting From Operations .......        $(146,297)        $ (18,305)        $ 154,750
                                             =========         =========         =========

                                                                                 Fidelity
                                              Fidelity          Fidelity           High
                                             Contrafund          Growth           Income
                                              Portfolio        Portfolio        Portfolio
                                             -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................         $  6,103         $ 100,650         $ 15,038
Expenses:
    Mortality & Expense Risk Fees ...            1,672            12,753            1,109
                                              --------         ---------         --------
Net Investment Income (Loss) ........            4,431            87,897           13,929
                                              --------         ---------         --------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........              617            (5,569)         (29,926)
    Change in Unrealized Appreciation
        (Depreciation) ..............          (29,025)         (378,408)              69
                                              --------         ---------         --------
    Net Gain (Loss) on Investments ..          (28,408)         (383,977)         (29,857)
                                              --------         ---------         --------
Increase (Decrease) in Net Assets
    Resulting From Operations .......         $(23,977)        $(296,080)        $(15,928)
                                              ========         =========         ========

                                            Fidelity
                                           Investment        Fidelity
                                              Grade            Money           Fidelity
                                              Bond             Market          Overseas
                                            Portfolio        Portfolio        Portfolio
                                           -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................        $2,722           $10,924          $ 23,076
Expenses:
    Mortality & Expense Risk Fees ...           529             2,400             1,486
                                             ------           -------          --------
Net Investment Income (Loss) ........         2,193             8,524            21,590
                                             ------           -------          --------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........            (3)                0           (13,637)
    Change in Unrealized Appreciation
        (Depreciation) ..............         1,919                 0           (49,782)
                                             ------           -------          --------
    Net Gain (Loss) on Investments ..         1,916                 0           (63,419)
                                             ------           -------          --------
Increase (Decrease) in Net Assets
    Resulting From Operations .......        $4,109           $ 8,524          $(41,829)
                                             ======           =======          ========

                                           Franklin
                                           Templeton                           Morgan
                                             Asset                            Stanley
                                           Strategy         J.P.Morgan         Money
                                             Fund              Bond            Market
                                           class- 1         Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................       $     0           $     3         $36,203
Expenses:
    Mortality & Expense Risk Fees ...             1                 0           5,332
                                            -------           -------         -------
Net Investment Income (Loss) ........            (1)                3          30,871
                                            -------           -------         -------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........           (10)                0               0
    Change in Unrealized Appreciation
        (Depreciation) ..............           (12)               (2)              0
                                            -------           -------         -------
    Net Gain (Loss) on Investments ..           (22)               (2)              0
                                            -------           -------         -------
Increase (Decrease) in Net Assets
    Resulting From Operations .......       $   (23)          $     1         $30,871
                                            =======           =======         =======

                                           Neuberger                        Oppenheimer
                                            Berman                              Main
                                              AMT                              Street
                                            Limited        Oppenheimer         Growth
                                           Maturity           Global             &
                                             Bond           Securities         Income
                                           Portfolio         Fund/VA          Fund/VA
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................      $       0        $       0         $       0
Expenses:
    Mortality & Expense Risk Fees ...              2                0                37
                                           ---------        ---------         ---------
Net Investment Income (Loss) ........             (2)               0               (37)
                                           ---------        ---------         ---------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........              3                3              (103)
    Change in Unrealized Appreciation
        (Depreciation) ..............             10               23               792
                                           ---------        ---------         ---------
    Net Gain (Loss) on Investments ..             13               26               689
                                           ---------        ---------         ---------
Increase (Decrease) in Net Assets
    Resulting From Operations .......      $      11        $      26         $     652
                                           =========        =========         =========

                                          SunAmerica       SunAmerica        SunAmerica
                                          Aggressive         Alliance          Global
                                            Growth            Growth            Bond
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................      $      11       $       0         $      26
Expenses:
    Mortality & Expense Risk Fees ...              0              13                 1
                                           ---------       ---------         ---------
Net Investment Income (Loss) ........             11             (13)               25
                                           ---------       ---------         ---------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........              0             329                (8)
    Change in Unrealized Appreciation
        (Depreciation) ..............            (13)            326               (16)
                                           ---------       ---------         ---------
    Net Gain (Loss) on Investments ..            (13)            655               (24)
                                           ---------       ---------         ---------
Increase (Decrease) in Net Assets
    Resulting From Operations .......      $      (2)      $     642         $       1
                                           =========       =========         =========

                                                           SunAmerica
                                                               MFS           SunAmerica
                                           SunAmerica        Mid-Cap         SunAmerica
                                          Growth-Income       Growth          Balanced
                                            Portfolio       Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................      $      77        $       8         $      28
Expenses:
    Mortality & Expense Risk Fees ...             22                0                 3
                                           ---------        ---------         ---------
Net Investment Income (Loss) ........             55                8                25
                                           ---------        ---------         ---------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........            207                0               (11)
    Change in Unrealized Appreciation
        (Depreciation) ..............            533               (8)              (29)
                                           ---------        ---------         ---------
    Net Gain (Loss) on Investments ..            740               (8)              (40)
                                           ---------        ---------         ---------
Increase (Decrease) in Net Assets
    Resulting From Operations .......      $     795        $       0         $     (15)
                                           =========        =========         =========

                                               VanEck            VanEck
                                              Worldwide         Worldwide
                                              Emerging            Hard
                                               Markets           Assets
                                                Fund              Fund
                                             ----------         ---------
Investment Income (Loss):
    Dividends .......................          $     0           $   400
Expenses:
    Mortality & Expense Risk Fees ...              205               345
                                               -------           -------
Net Investment Income (Loss) ........             (205)               55
                                               -------           -------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........            1,508             1,100
    Change in Unrealized Appreciation
        (Depreciation) ..............             (785)           (6,048)
                                               -------           -------
    Net Gain (Loss) on Investments ..              723            (4,948)
                                               -------           -------
Increase (Decrease) in Net Assets
    Resulting From Operations .......          $   518           $(4,893)
                                               =======           =======

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                             2000
                                             ----             AIM               AIM
                                                            Capital        International
                                                          Appreciation        Equity
                                             Total            Fund             Fund
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $   534,892      $     2,252      $     5,305
Expenses:
    Mortality & Expense Risk Fees ...          61,872              775              731
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........         473,020            1,477            4,574
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........         188,087            4,665            1,554
    Change in Unrealized Appreciation
        (Depreciation) ..............      (1,423,128)         (17,059)         (32,607)
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..      (1,235,041)         (12,394)         (31,053)
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $  (762,021)     $   (10,917)     $   (26,479)
                                          ===========      ===========      ===========

                                                                             Alliance
                                            Alliance                          Growth
                                          Conservative       Alliance            &
                                           Investors          Growth          Income
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $     2,458      $   103,881      $    48,266
Expenses:
    Mortality & Expense Risk Fees ...             172            9,671            6,165
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........           2,286           94,210           42,101
                                          -----------      -----------      -----------

Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........             (93)          57,079            3,912
    Change in Unrealized Appreciation
        (Depreciation) ..............          (1,233)        (362,895)          42,761
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..          (1,326)        (305,816)          46,673
                                          -----------      -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations .......     $       960      $  (211,606)     $    88,774
                                          ===========      ===========      ===========

                                            Alliance         Alliance
                                             Growth          Premier         Alliance
                                           Investors          Growth          Quasar
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $    22,051      $    17,494      $     3,728
Expenses:
    Mortality & Expense Risk Fees ...             839            3,019            1,053
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........          21,212           14,475            2,675
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........             810            7,588              231
    Change in Unrealized Appreciation
        (Depreciation) ..............         (25,152)         (85,026)          (9,205)
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..         (24,342)         (77,438)          (8,974)
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $    (3,130)     $   (62,963)     $    (6,299)
                                          ===========      ===========      ===========

                                                             Dreyfus
                                                              Small           Dreyfus
                                            Alliance         Company           Stock
                                           Technology         Stock            Index
                                           Portfolio        Portfolio          Fund
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $    25,428      $        87      $    27,663
Expenses:
    Mortality & Expense Risk Fees ...           3,922              422            9,703
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........          21,506             (335)          17,960
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........          27,296            2,379           17,012
    Change in Unrealized Appreciation
        (Depreciation) ..............        (155,788)           1,589         (149,244)
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..        (128,492)           3,968         (132,232)
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $  (106,986)     $     3,633      $  (114,272)
                                          ===========      ===========      ===========

                                            Dreyfus
                                              Zero          Fidelity
                                             Coupon           Asset          Fidelity
                                              2000           Manager        Contrafund
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $       964      $    37,383      $    20,258
Expenses:
    Mortality & Expense Risk Fees ...             157            3,274            1,498
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........             807           34,109           18,760
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........            (273)             242            5,168
    Change in Unrealized Appreciation
        (Depreciation) ..............             287          (53,065)         (36,452)
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..              14          (52,823)         (31,284)
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $       821      $   (18,714)     $   (12,524)
                                          ===========      ===========      ===========

                                                                             Fidelity
                                                             Fidelity       Investment
                                            Fidelity           High            Grade
                                             Growth           Income           Bond
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $   173,244      $     8,244      $     2,104
Expenses:
    Mortality & Expense Risk Fees ...          14,746            1,170              386
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........         158,498            7,074            1,718
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........          56,207           (3,080)            (107)
    Change in Unrealized Appreciation
        (Depreciation) ..............        (417,222)         (38,226)           2,805
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..        (361,015)         (41,306)           2,698
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $  (202,517)     $   (34,232)     $     4,416
                                          ===========      ===========      ===========

                                                                              Morgan
                                            Fidelity                          Stanley
                                             Money           Fidelity          Money
                                             Market          Overseas         Market
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $    11,466      $    22,316      $         0
Expenses:
    Mortality & Expense Risk Fees ...           1,668            1,937                0
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........           9,798           20,379                0
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........               0            5,235                0
    Change in Unrealized Appreciation
        (Depreciation) ..............               0          (72,665)               0
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..               0          (67,430)               0
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $     9,798      $   (47,051)     $         0
                                          ===========      ===========      ===========

                                             VanEck           VanEck           WP&G
                                           Worldwide        Worldwide        Tomorrow
                                            Emerging           Hard            Long
                                            Markets           Assets           Term
                                              Fund             Fund          Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $         0      $       300      $         0
Expenses:
    Mortality & Expense Risk Fees ...             262              292                9
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........            (262)               8               (9)
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........           1,637              505              137
    Change in Unrealized Appreciation
        (Depreciation) ..............         (17,710)           3,041              (78)
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..         (16,073)           3,546               59
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $   (16,335)     $     3,554      $        50
                                          ===========      ===========      ===========

                                              WP&G
                                            Tomorrow
                                             Short
                                              Term
                                           Portfolio
                                          -----------
Investment Income (Loss):
    Dividends .......................     $         0
Expenses:
    Mortality & Expense Risk Fees ...               1
                                          -----------
Net Investment Income (Loss) ........              (1)
                                          -----------

Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........             (17)
    Change in Unrealized Appreciation
        (Depreciation) ..............              16
                                          -----------
    Net Gain (Loss) on Investments ..              (1)
                                          -----------

Increase (Decrease) in Net Assets
    Resulting From Operations .......     $        (2)
                                          ===========

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                             1999
                                             ----               AIM             AIM
                                                              Capital      International
                                                           Appreciation       Equity
                                             Total             Fund            Fund
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $   322,363      $     1,452      $     2,428
Expenses:
    Mortality & Expense Risk Fees ...          47,758              432              401
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........         274,605            1,020            2,027
                                          -----------      -----------      -----------

Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........         202,624              499              195
    Change in Unrealized Appreciation
        (Depreciation) ..............         827,271           19,039           22,644
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..       1,029,895           19,538           22,839
                                          -----------      -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations .......     $ 1,304,500      $    20,558      $    24,866
                                          ===========      ===========      ===========

                                                                             Alliance
                                            Alliance                          Growth
                                          Conservative      Alliance             &
                                            Investors        Growth           Income
                                            Portfolio       Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $     3,017      $    56,561      $    57,584
Expenses:
    Mortality & Expense Risk Fees ...             270            6,985            4,985
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........           2,747           49,576           52,599
                                          -----------      -----------      -----------

Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........            (366)          31,353           18,790
    Change in Unrealized Appreciation
        (Depreciation) ..............          (1,338)         170,572          (21,362)
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..          (1,704)         201,925           (2,572)
                                          -----------      -----------      -----------

Increase (Decrease) in Net Assets
    Resulting From Operations .......     $     1,043      $   251,501      $    50,027
                                          ===========      ===========      ===========

                                           Alliance         Alliance
                                            Growth           Premier         Alliance
                                           Investors         Growth           Quasar
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $     9,436      $     2,471      $       394
Expenses:
    Mortality & Expense Risk Fees ...             915            1,781            1,084
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........           8,521              690             (690)
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........           4,825            4,172           (3,624)
    Change in Unrealized Appreciation
        (Depreciation) ..............           1,728           61,668           21,926
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..           6,553           65,840           18,302
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $    15,074      $    66,530      $    17,612
                                          ===========      ===========      ===========

                                                             Dreyfus
                                                              Small           Dreyfus
                                           Alliance          Company           Stock
                                          Technology          Stock            Index
                                           Portfolio        Portfolio          Fund
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $       462      $         0      $    16,580
Expenses:
    Mortality & Expense Risk Fees ...           2,155              344            7,017
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........          (1,693)            (344)           9,563
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........          50,141           (1,279)          49,652
    Change in Unrealized Appreciation
        (Depreciation) ..............         104,477            5,143           86,954
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..         154,618            3,864          136,606
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $   152,925      $     3,520      $   146,169
                                          ===========      ===========      ===========

                                            Dreyfus
                                             Zero           Fidelity
                                            Coupon            Asset          Fidelity
                                             2000            Manager        Contrafund
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $       920      $    17,963      $     3,565
Expenses:
    Mortality & Expense Risk Fees ...             155            2,561              929
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........             765           15,402            2,636
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........               0           (1,857)           2,502
    Change in Unrealized Appreciation
        (Depreciation) ..............            (455)          14,961           18,927
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..            (455)          13,104           21,429
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $       310      $    28,506      $    24,065
                                          ===========      ===========      ===========

                                                                             Fidelity
                                                            Fidelity        Investment
                                           Fidelity           High             Grade
                                            Growth           Income            Bond
                                           Portfolio        Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $   112,948      $     8,084      $     1,312
Expenses:
    Mortality & Expense Risk Fees ...          10,907              902              274
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........         102,041            7,182            1,038
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........          48,554           (3,919)              68
    Change in Unrealized Appreciation
        (Depreciation) ..............         245,218            2,337           (1,621)
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..         293,772           (1,582)          (1,553)
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $   395,813      $     5,600      $      (515)
                                          ===========      ===========      ===========

                                                                              VanEck
                                           Fidelity                          Worldwide
                                             Money          Fidelity         Emerging
                                            Market          Overseas          Markets
                                           Portfolio        Portfolio          Fund
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $    20,098      $     6,610      $         0
Expenses:
    Mortality & Expense Risk Fees ...           3,628            1,602              148
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........          16,470            5,008             (148)
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........               0            4,108              201
    Change in Unrealized Appreciation
        (Depreciation) ..............               0           57,758           12,835
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..               0           61,866           13,036
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $    16,470      $    66,874      $    12,888
                                          ===========      ===========      ===========

                                            VanEck            WP&G             WP&G
                                           Worldwide        Tomorrow         Tomorrow
                                             Hard             Long             Short
                                            Assets            Term             Term
                                             Fund           Portfolio        Portfolio
                                          -----------      -----------      -----------
Investment Income (Loss):
    Dividends .......................     $       293      $       162      $        23
Expenses:
    Mortality & Expense Risk Fees ...             224               14               45
                                          -----------      -----------      -----------
Net Investment Income (Loss) ........              69              148              (22)
                                          -----------      -----------      -----------
Realized & Unrealized Gain (Loss)
  on Investments:
    Realized Gain (Loss) on
      Investment Activity ...........          (1,640)              54              195
    Change in Unrealized Appreciation
        (Depreciation) ..............           6,112              (57)            (195)
                                          -----------      -----------      -----------
    Net Gain (Loss) on Investments ..           4,472               (3)               0
                                          -----------      -----------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations .......     $     4,541      $       145      $       (22)
                                          ===========      ===========      ===========

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                                      2001
                                                      ----             AIM                AIM
                                                                     Capital         International
                                                                   Appreciation          Equity
                                                     Total             Fund              Fund
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $    407,334     $      6,201      $      1,679
    Realized Gain (Loss) on
      Investment Activity ...................         (105,624)           1,600            (1,932)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......       (1,105,991)         (30,461)          (20,995)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................         (804,281)         (22,660)          (21,248)
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........        5,016,858           45,649            32,141
    Administrative Charges ..................           (8,112)               0                 0
    Cost Of Insurance Charge ................       (1,012,151)         (16,112)           (9,979)
    Policy Loans ............................         (134,594)          (1,850)           (1,440)
    Death Benefits ..........................           (1,040)               0                 0
    Contract Withdrawals ....................         (190,139)            (161)             (134)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............        3,670,822           27,526            20,588
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....        2,866,541            4,866              (660)
Net Assets, at Beginning of Year ............        7,403,519           84,486            79,091
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $ 10,270,060     $     89,352      $     78,431
                                                  ============     ============      ============

                                                    Alliance         Alliance
                                                  Conservative        Global           Alliance
                                                    Investors          Bond             Growth
                                                    Portfolio       Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $      3,632     $        (16)     $    125,121
    Realized Gain (Loss) on
      Investment Activity ...................           (4,818)              (1)          (39,104)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......            1,047               (7)         (334,367)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................             (139)             (24)         (248,350)
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........          (19,370)           2,171           267,444
    Administrative Charges ..................                0                0                 0
    Cost Of Insurance Charge ................             (498)            (242)          (93,320)
    Policy Loans ............................                0                0           (33,403)
    Death Benefits ..........................                0                0              (195)
    Contract Withdrawals ....................                0                0            (2,138)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............          (19,868)           1,929           138,388
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....          (20,007)           1,905          (109,962)
Net Assets, at Beginning of Year ............           20,007                0           972,479
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $          0     $      1,905      $    862,517
                                                  ============     ============      ============

                                                   Alliance
                                                    Growth           Alliance          Alliance
                                                       &              Growth           Premier
                                                    Income          Investors           Growth
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $     32,610     $     25,699      $     12,287
    Realized Gain (Loss) on
      Investment Activity ...................            9,258          (38,305)            2,578
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......          (47,958)          10,583           (69,206)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................           (6,090)          (2,023)          (54,341)
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........          152,648          (87,930)          112,540
    Administrative Charges ..................                0                0                 0
    Cost Of Insurance Charge ................          (66,584)            (509)          (32,190)
    Policy Loans ............................           (2,573)               0           (22,671)
    Death Benefits ..........................             (210)               0              (206)
    Contract Withdrawals ....................          (35,465)               0              (934)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           47,816          (88,439)           56,539
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....           41,726          (90,462)            2,198
Net Assets, at Beginning of Year ............          770,596           90,462           307,578
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $    812,322     $          0      $    309,776
                                                  ============     ============      ============

                                                                                       Alliance
                                                   Alliance          Alliance           Total
                                                    Quasar          Technology          Return
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $      2,732     $     21,563      $      3,775
    Realized Gain (Loss) on
      Investment Activity ...................           (5,351)           9,738               (46)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......          (11,795)        (120,057)           (3,214)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................          (14,414)         (88,756)              515
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........           43,444          115,219           115,162
    Administrative Charges ..................                0                0                 0
    Cost Of Insurance Charge ................          (10,894)         (45,807)           (7,129)
    Policy Loans ............................           (2,177)         (14,225)             (187)
    Death Benefits ..........................                0             (221)                0
    Contract Withdrawals ....................             (154)         (12,312)           (3,668)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           30,219           42,654           104,178
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....           15,805          (46,102)          104,693
Net Assets, at Beginning of Year ............           97,131          341,128                 0
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $    112,936     $    295,026      $    104,693
                                                  ============     ============      ============

                                                                     American
                                                    American         Century
                                                     Century            VP
                                                       VP             Income            Anchor
                                                     Capital            &              Capital
                                                  Appreciation        Growth         Appreciation
                                                      Fund             Fund           Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $         (2)    $        (22)     $         (1)
    Realized Gain (Loss) on
      Investment Activity ...................                3              226                (3)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......               80              725                54
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................               81              929                50
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........            1,744           16,486             1,444
    Administrative Charges ..................                0                0                 0
    Cost Of Insurance Charge ................              (51)            (419)             (215)
    Policy Loans ............................                0                0                 0
    Death Benefits ..........................                0                0                 0
    Contract Withdrawals ....................                0                0                 0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............            1,693           16,067             1,229
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....            1,774           16,996             1,279
Net Assets, at Beginning of Year ............                0                0                 0
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $      1,774     $     16,996      $      1,279
                                                  ============     ============      ============

                                                                                       Dreyfus
                                                                      Anchor            Small
                                                    Anchor           Natural           Company
                                                    Growth          Resources           Stock
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $         94     $          2      $       (417)
    Realized Gain (Loss) on
      Investment Activity ...................             (126)              (7)            1,861
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......                5               19            (2,793)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................              (27)              14            (1,349)
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........            1,604              571            15,699
    Administrative Charges ..................                0                0                 0
    Cost Of Insurance Charge ................             (316)             (94)           (8,925)
    Policy Loans ............................                0                0            (1,623)
    Death Benefits ..........................                0                0                 0
    Contract Withdrawals ....................                0                0                 0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............            1,288              477             5,151
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....            1,261              491             3,802
Net Assets, at Beginning of Year ............                0                0            51,705
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $      1,261     $        491      $     55,507
                                                  ============     ============      ============

                                                     Dreyfus         Fidelity
                                                      Stock           Asset            Fidelity
                                                      Index          Manager           Balanced
                                                      Fund          Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $      7,559     $     17,171      $    (21,692)
    Realized Gain (Loss) on
      Investment Activity ...................            2,541           (8,201)            9,965
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......         (156,397)         (27,275)          166,477
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................         (146,297)         (18,305)          154,750
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........          267,105           75,136         3,930,422
    Administrative Charges ..................                0                0            (6,492)
    Cost Of Insurance Charge ................         (105,066)         (38,445)         (287,998)
    Policy Loans ............................          (33,750)          (5,355)                0
    Death Benefits ..........................                0                0                 0
    Contract Withdrawals ....................          (22,356)         (10,114)                0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............          105,933           21,222         3,635,932
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....          (40,364)           2,917         3,790,682
Net Assets, at Beginning of Year ............        1,076,626          368,772                 0
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $  1,036,262     $    371,689      $  3,790,682
                                                  ============     ============      ============

                                                                                       Fidelity
                                                   Fidelity          Fidelity            High
                                                  Contrafund          Growth            Income
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $      4,431     $     87,897      $     13,929
    Realized Gain (Loss) on
      Investment Activity ...................              617           (5,569)          (29,926)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......          (29,025)        (378,408)               69
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................          (23,977)        (296,080)          (15,928)
                                                  ------------     ------------      ------------

Capital Transactions:
    Contract Deposits and Transfers .........           94,499          335,150            40,831
    Administrative Charges ..................                0                0                 0
    Cost Of Insurance Charge ................          (29,965)        (117,169)          (11,116)
    Policy Loans ............................             (899)         (13,829)            9,111
    Death Benefits ..........................                0             (208)                0
    Contract Withdrawals ....................             (835)         (50,095)          (28,017)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           62,800          153,849            10,809
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....           38,823         (142,231)           (5,119)
Net Assets, at Beginning of Year ............          180,538        1,531,384           122,304
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $    219,361     $  1,389,153      $    117,185
                                                  ============     ============      ============

                                                   Fidelity
                                                  Investment         Fidelity
                                                     Grade            Money            Fidelity
                                                     Bond             Market           Overseas
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $      2,193     $      8,524      $     21,590
    Realized Gain (Loss) on
      Investment Activity ...................               (3)               0           (13,637)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......            1,919                0           (49,782)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................            4,109            8,524           (41,829)
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........           18,025           36,969            20,969
    Administrative Charges ..................                0                0                 0
    Cost Of Insurance Charge ................           (5,547)         (28,769)          (13,286)
    Policy Loans ............................                0           (1,636)            5,176
    Death Benefits ..........................                0                0                 0
    Contract Withdrawals ....................                0           (1,603)          (21,899)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           12,478            4,961            (9,040)
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....           16,587           13,485           (50,869)
Net Assets, at Beginning of Year ............           49,578          262,324           192,960
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $     66,165     $    275,809      $    142,091
                                                  ============     ============      ============

                                                    Franklin
                                                    Templeton                           Morgan
                                                      Asset                            Stanley
                                                    Strategy        J.P.Morgan          Money
                                                      Fund             Bond             Market
                                                    class-1         Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $         (1)    $          3      $     30,871
    Realized Gain (Loss) on
      Investment Activity ...................              (10)               0                 0
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......              (12)              (2)                0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................              (23)               1            30,871
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........              564               91          (697,901)
    Administrative Charges ..................                0                0            (1,620)
    Cost Of Insurance Charge ................             (152)             (24)          (73,697)
    Policy Loans ............................                0                0                 0
    Death Benefits ..........................                0                0                 0
    Contract Withdrawals ....................                0                0                 0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............              412               67          (773,218)
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....              389               68          (742,347)
Net Assets, at Beginning of Year ............                0                0           742,347
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $        389     $         68      $          0
                                                  ============     ============      ============

                                                   Neuberger                         Oppenheimer
                                                    Berman                               Main
                                                      AMT                               Street
                                                    Limited        Oppenheimer          Growth
                                                   Maturity           Global              &
                                                     Bond           Securities          Income
                                                   Portfolio         Fund/VA           Fund/VA
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $         (2)    $          0      $        (37)
    Realized Gain (Loss) on
      Investment Activity ...................                3                3              (103)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......               10               23               792
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................               11               26               652
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........              866              473            22,377
    Administrative Charges ..................                0                0                 0
    Cost Of Insurance Charge ................             (252)             (72)             (591)
    Policy Loans ............................                0                0                 0
    Death Benefits ..........................                0                0                 0
    Contract Withdrawals ....................                0                0                 0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............              614              401            21,786
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....              625              427            22,438
Net Assets, at Beginning of Year ............                0                0                 0
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $        625     $        427      $     22,438
                                                  ============     ============      ============

                                                  SunAmerica        SunAmerica        SunAmerica
                                                  Aggressive         Alliance           Global
                                                    Growth            Growth             Bond
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $         11     $        (13)     $         25
    Realized Gain (Loss) on
      Investment Activity ...................                0              329                (8)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......              (13)             326               (16)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................               (2)             642                 1
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........               91           10,380             1,062
    Administrative Charges ..................                0                0                 0
    Cost Of Insurance Charge ................              (22)            (164)             (173)
    Policy Loans ............................                0                0                 0
    Death Benefits ..........................                0                0                 0
    Contract Withdrawals ....................                0                0                 0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............               69           10,216               889
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....               67           10,858               890
Net Assets, at Beginning of Year ............                0                0                 0
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $         67     $     10,858      $        890
                                                  ============     ============      ============

                                                                    SunAmerica
                                                                       MFS            SunAmerica
                                                  SunAmerica         Mid-Cap          SunAmerica
                                                 Growth-Income        Growth           Balanced
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $         55     $          8      $         25
    Realized Gain (Loss) on
      Investment Activity ...................              207                0               (11)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......              533               (8)              (29)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................              795                0               (15)
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........           16,510               91             2,575
    Administrative Charges ..................                0                0                 0
    Cost Of Insurance Charge ................             (433)             (22)             (186)
    Policy Loans ............................                0                0                 0
    Death Benefits ..........................                0                0                 0
    Contract Withdrawals ....................                0                0                 0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           16,077               69             2,389
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....           16,872               69             2,374
Net Assets, at Beginning of Year ............                0                0                 0
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $     16,872     $         69      $      2,374
                                                  ============     ============      ============

                                                     VanEck           VanEck
                                                    Worldwide        Worldwide
                                                    Emerging           Hard
                                                     Markets          Assets
                                                      Fund             Fund
                                                  ------------     ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ..........       $       (205)    $         55
    Realized Gain (Loss) on
      Investment Activity .................              1,508            1,100
    Change in Unrealized Appreciation
        (Depreciation) of Investments .....               (785)          (6,048)
                                                  ------------     ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .......................                518           (4,893)
                                                  ------------     ------------
Capital Transactions:
    Contract Deposits and Transfers .......             13,524           10,382
    Administrative Charges ................                  0                0
    Cost Of Insurance Charge ..............             (2,940)          (2,778)
    Policy Loans ..........................             (8,420)          (4,843)
    Death Benefits ........................                  0                0
    Contract Withdrawals ..................               (163)             (91)
                                                  ------------     ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions .............              2,001            2,670
                                                  ------------     ------------
Total Increase (Decrease) in Net Assets ...              2,519           (2,223)
Net Assets, at Beginning of Year ..........             25,198           36,825
                                                  ------------     ------------
Net Assets, at End of Year ................       $     27,717     $     34,602
                                                  ============     ============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                                      2000
                                                      ----              AIM               AIM
                                                                      Capital        International
                                                                   Appreciation         Equity
                                                      Total            Fund              Fund
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $    473,020     $      1,477      $      4,574
    Realized Gain (Loss) on
      Investment Activity ...................          188,087            4,665             1,554
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......       (1,423,128)         (17,059)          (32,607)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................         (762,021)         (10,917)          (26,479)
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........        2,475,073           38,265            40,606
    Cost Of Insurance Charge ................         (604,053)         (14,063)           (9,117)
    Policy Loans ............................         (122,057)             255              (584)
    Contract Withdrawals ....................         (182,352)            (918)             (153)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............        1,566,611           23,539            30,752
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....          804,590           12,622             4,273
Net Assets, at Beginning of Year ............        6,598,929           71,864            74,818
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $  7,403,519     $     84,486      $     79,091
                                                  ============     ============      ============

                                                                                      Alliance
                                                    Alliance                           Growth
                                                  Conservative      Alliance              &
                                                    Investors        Growth            Income
                                                    Portfolio       Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $      2,286     $     94,210      $     42,101
    Realized Gain (Loss) on
      Investment Activity ...................              (93)          57,079             3,912
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......           (1,233)        (362,895)           42,761
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................              960         (211,606)           88,774
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........            3,395          241,905           137,613
    Cost Of Insurance Charge ................           (2,880)         (85,254)          (51,562)
    Policy Loans ............................                0          (17,361)          (12,471)
    Contract Withdrawals ....................                0          (70,468)           (5,823)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............              515           68,822            67,757
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....            1,475         (142,784)          156,531
Net Assets, at Beginning of Year ............           18,532        1,115,263           614,065
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $     20,007     $    972,479      $    770,596
                                                  ============     ============      ============

                                                   Alliance         Alliance
                                                    Growth           Premier          Alliance
                                                   Investors         Growth            Quasar
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $     21,212     $     14,475      $      2,675
    Realized Gain (Loss) on
      Investment Activity ...................              810            7,588               231
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......          (25,152)         (85,026)           (9,205)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................           (3,130)         (62,963)           (6,299)
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........            1,936           94,655             5,474
    Cost Of Insurance Charge ................           (4,022)         (30,596)           (7,839)
    Policy Loans ............................           (6,521)          (7,750)           (5,565)
    Contract Withdrawals ....................             (412)          (2,097)          (13,413)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           (9,019)          54,212           (21,343)
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....          (12,149)          (8,751)          (27,642)
Net Assets, at Beginning of Year ............          102,611          316,329           124,773
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $     90,462     $    307,578      $     97,131
                                                  ============     ============      ============

                                                                     Dreyfus
                                                                      Small            Dreyfus
                                                   Alliance          Company            Stock
                                                  Technology          Stock             Index
                                                   Portfolio        Portfolio           Fund
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $     21,506     $       (335)     $     17,960
    Realized Gain (Loss) on
      Investment Activity ...................           27,296            2,379            17,012
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......         (155,788)           1,589          (149,244)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................         (106,986)           3,633          (114,272)
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........          176,521           19,317           274,178
    Cost Of Insurance Charge ................          (51,205)          (7,329)          (93,784)
    Policy Loans ............................          (10,403)            (559)          (17,291)
    Contract Withdrawals ....................          (23,462)            (307)           (9,763)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           91,451           11,122           153,340
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....          (15,535)          14,755            39,068
Net Assets, at Beginning of Year ............          356,663           36,950         1,037,558
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $    341,128     $     51,705      $  1,076,626
                                                  ============     ============      ============

                                                    Dreyfus
                                                     Zero           Fidelity
                                                    Coupon            Asset           Fidelity
                                                     2000            Manager         Contrafund
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $        807     $     34,109      $     18,760
    Realized Gain (Loss) on
      Investment Activity ...................             (273)             242             5,168
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......              287          (53,065)          (36,452)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................              821          (18,714)          (12,524)
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........          (17,827)          87,911            70,399
    Cost Of Insurance Charge ................             (175)         (36,478)          (25,928)
    Policy Loans ............................                0           (5,999)           (1,105)
    Contract Withdrawals ....................                0           (6,594)           (2,026)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............          (18,002)          38,840            41,340
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....          (17,181)          20,126            28,816
Net Assets, at Beginning of Year ............           17,181          348,646           151,722
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $          0     $    368,772      $    180,538
                                                  ============     ============      ============

                                                                                      Fidelity
                                                                    Fidelity         Investment
                                                   Fidelity           High              Grade
                                                    Growth           Income             Bond
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $    158,498     $      7,074      $      1,718
    Realized Gain (Loss) on
      Investment Activity ...................           56,207           (3,080)             (107)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......         (417,222)         (38,226)            2,805
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................         (202,517)         (34,232)            4,416
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........          340,889           44,434            18,740
    Cost Of Insurance Charge ................         (113,271)         (11,060)           (4,191)
    Policy Loans ............................          (30,758)          (1,552)                0
    Contract Withdrawals ....................          (40,794)            (749)                0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............          156,066           31,073            14,549
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....          (46,451)          (3,159)           18,965
Net Assets, at Beginning of Year ............        1,577,835          125,463            30,613
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $  1,531,384     $    122,304      $     49,578
                                                  ============     ============      ============

                                                                                       Morgan
                                                   Fidelity                            Stanley
                                                     Money          Fidelity            Money
                                                    Market          Overseas           Market
                                                   Portfolio        Portfolio         Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $      9,798     $     20,379      $          0
    Realized Gain (Loss) on
      Investment Activity ...................                0            5,235                 0
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......                0          (72,665)                0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................            9,798          (47,051)                0
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........           96,718           32,783           742,347
    Cost Of Insurance Charge ................          (33,212)         (16,883)                0
    Policy Loans ............................           (1,646)          (1,678)                0
    Contract Withdrawals ....................           (1,901)          (2,821)                0
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           59,959           11,401           742,347
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....           69,757          (35,650)          742,347
Net Assets, at Beginning of Year ............          192,567          228,610                 0
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $    262,324     $    192,960      $    742,347
                                                  ============     ============      ============

                                                      VanEck          VanEck            WP&G
                                                     Worldwide       Worldwide        Tomorrow
                                                     Emerging          Hard             Long
                                                      Markets         Assets            Term
                                                       Fund            Fund           Portfolio
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $       (262)    $          8      $         (9)
    Realized Gain (Loss) on
      Investment Activity ...................            1,637              505               137
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......          (17,710)           3,041               (78)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................          (16,335)           3,554                50
                                                  ------------     ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........           16,885            8,950              (982)
    Cost Of Insurance Charge ................           (2,761)          (2,308)             (101)
    Policy Loans ............................                0             (830)                0
    Contract Withdrawals ....................                0              (15)             (636)
                                                  ------------     ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           14,124            5,797            (1,719)
                                                  ------------     ------------      ------------
Total Increase (Decrease) in Net Assets .....           (2,211)           9,351            (1,669)
Net Assets, at Beginning of Year ............           27,409           27,474             1,669
                                                  ------------     ------------      ------------
Net Assets, at End of Year ..................     $     25,198     $     36,825      $          0
                                                  ============     ============      ============

                                                     WP&G
                                                   Tomorrow
                                                     Short
                                                     Term
                                                   Portfolio
                                                  ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $         (1)
    Realized Gain (Loss) on
      Investment Activity ...................              (17)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......               16
                                                  ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................               (2)
                                                  ------------
Capital Transactions:
    Contract Deposits and Transfers .........              (39)
    Cost Of Insurance Charge ................              (34)
    Policy Loans ............................             (239)
    Contract Withdrawals ....................                0
                                                  ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............             (312)
                                                  ------------
Total Increase (Decrease) in Net Assets .....             (314)
Net Assets, at Beginning of Year ............              314
                                                  ------------
Net Assets, at End of Year ..................     $          0
                                                  ============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 2001, December 31, 2000, and December 31, 1999

                                                      1999
                                                      ----              AIM                AIM
                                                                      Capital         International
                                                                    Appreciation          Equity
                                                      Total             Fund               Fund
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $    274,605      $      1,020      $      2,027
    Realized Gain (Loss) on
      Investment Activity ...................          202,624               499               195
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......          827,271            19,039            22,644
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................        1,304,500            20,558            24,866
                                                  ------------      ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........        1,888,781            22,819            23,357
    Cost Of Insurance Charge ................         (521,651)           (8,463)           (5,883)
    Policy Loans ............................         (272,063)             (252)              (58)
    Contract Withdrawals ....................         (235,528)             (638)           (1,422)
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............          859,539            13,466            15,994
                                                  ------------      ------------      ------------
Total Increase (Decrease) in Net Assets .....        2,164,039            34,024            40,860
Net Assets, at Beginning of Year ............        4,434,890            37,840            33,958
                                                  ------------      ------------      ------------
Net Assets, at End of Year ..................     $  6,598,929      $     71,864      $     74,818
                                                  ============      ============      ============

                                                                                        Alliance
                                                    Alliance                             Growth
                                                  Conservative        Alliance             &
                                                   Investors           Growth            Income
                                                   Portfolio         Portfolio         Portfolio
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $      2,747      $     49,576      $     52,599
    Realized Gain (Loss) on
      Investment Activity ...................             (366)           31,353            18,790
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......           (1,338)          170,572           (21,362)
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................            1,043           251,501            50,027
                                                  ------------      ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........           (5,799)          412,239           196,071
    Cost Of Insurance Charge ................           (2,957)          (78,781)          (47,727)
    Policy Loans ............................                0           (32,198)          (20,887)
    Contract Withdrawals ....................              (59)          (33,103)          (22,562)
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           (8,815)          268,157           104,895
                                                  ------------      ------------      ------------
Total Increase (Decrease) in Net Assets .....           (7,772)          519,658           154,922
Net Assets, at Beginning of Year ............           26,304           595,605           459,143
                                                  ------------      ------------      ------------
Net Assets, at End of Year ..................     $     18,532      $  1,115,263      $    614,065
                                                  ============      ============      ============

                                                    Alliance          Alliance
                                                     Growth           Premier           Alliance
                                                   Investors           Growth            Quasar
                                                   Portfolio         Portfolio         Portfolio
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $      8,521      $        690      $       (690)
    Realized Gain (Loss) on
      Investment Activity ...................            4,825             4,172            (3,624)
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......            1,728            61,668            21,926
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................           15,074            66,530            17,612
                                                  ------------      ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........          (23,090)          137,261            41,790
    Cost Of Insurance Charge ................           (4,703)          (19,747)           (8,658)
    Policy Loans ............................              (29)           (2,959)          (35,268)
    Contract Withdrawals ....................                0            (1,585)           (2,524)
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............          (27,822)          112,970            (4,660)
                                                  ------------      ------------      ------------
Total Increase (Decrease) in Net Assets .....          (12,748)          179,500            12,952
Net Assets, at Beginning of Year ............          115,359           136,829           111,821
                                                  ------------      ------------      ------------
Net Assets, at End of Year ..................     $    102,611      $    316,329      $    124,773
                                                  ============      ============      ============

                                                                      Dreyfus
                                                                       Small            Dreyfus
                                                     Alliance         Company            Stock
                                                    Technology         Stock             Index
                                                    Portfolio        Portfolio            Fund
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $     (1,693)     $       (344)     $      9,563
    Realized Gain (Loss) on
      Investment Activity ...................           50,141            (1,279)           49,652
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......          104,477             5,143            86,954
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................          152,925             3,520           146,169
                                                  ------------      ------------      ------------

Capital Transactions:
    Contract Deposits and Transfers .........          130,053             8,073           476,798
    Cost Of Insurance Charge ................          (29,050)           (6,632)          (78,564)
    Policy Loans ............................          (61,448)             (258)          (72,361)
    Contract Withdrawals ....................           (2,953)           (7,435)          (26,263)
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           36,602            (6,252)          299,610
                                                  ------------      ------------      ------------
Total Increase (Decrease) in Net Assets .....          189,527            (2,732)          445,779
Net Assets, at Beginning of Year ............          167,136            39,682           591,779
                                                  ------------      ------------      ------------
Net Assets, at End of Year ..................     $    356,663      $     36,950      $  1,037,558
                                                  ============      ============      ============

                                                    Dreyfus
                                                      Zero           Fidelity
                                                     Coupon            Asset            Fidelity
                                                      2000            Manager          Contrafund
                                                   Portfolio         Portfolio         Portfolio
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $        765      $     15,402      $      2,636
    Realized Gain (Loss) on
      Investment Activity ...................                0            (1,857)            2,502
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......             (455)           14,961            18,927
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................              310            28,506            24,065
                                                  ------------      ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........             (119)          171,792            65,244
    Cost Of Insurance Charge ................             (105)          (33,524)          (16,925)
    Policy Loans ............................                0            (5,379)             (489)
    Contract Withdrawals ....................             (786)          (48,288)           (1,728)
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           (1,010)           84,601            46,102
                                                  ------------      ------------      ------------
Total Increase (Decrease) in Net Assets .....             (700)          113,107            70,167
Net Assets, at Beginning of Year ............           17,881           235,539            81,555
                                                  ------------      ------------      ------------
Net Assets, at End of Year ..................     $     17,181      $    348,646      $    151,722
                                                  ============      ============      ============

                                                                                        Fidelity
                                                                      Fidelity         Investment
                                                    Fidelity            High             Grade
                                                     Growth            Income             Bond
                                                   Portfolio         Portfolio         Portfolio
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $    102,041      $      7,182      $      1,038
    Realized Gain (Loss) on
      Investment Activity ...................           48,554            (3,919)               68
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......          245,218             2,337            (1,621)
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................          395,813             5,600              (515)
                                                  ------------      ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........          383,796            53,180            13,174
    Cost Of Insurance Charge ................          (96,262)           (9,567)           (3,776)
    Policy Loans ............................          (30,086)           (3,900)             (213)
    Contract Withdrawals ....................          (52,027)           (6,288)           (5,416)
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............          205,421            33,425             3,769
                                                  ------------      ------------      ------------
Total Increase (Decrease) in Net Assets .....          601,234            39,025             3,254
Net Assets, at Beginning of Year ............          976,601            86,438            27,359
                                                  ------------      ------------      ------------
Net Assets, at End of Year ..................     $  1,577,835      $    125,463      $     30,613
                                                  ============      ============      ============

                                                    Fidelity                             VanEck
                                                     Money            Fidelity         Worldwide
                                                     Market           Overseas          Balanced
                                                   Portfolio         Portfolio            Fund
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $     16,470      $      5,008      $          0
    Realized Gain (Loss) on
      Investment Activity ...................                0             4,108                 0
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......                0            57,758                 0
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................           16,470            66,874                 0
                                                  ------------      ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........         (247,879)           14,062                 0
    Cost Of Insurance Charge ................          (54,882)          (11,227)                0
    Policy Loans ............................           (3,952)           (1,458)                0
    Contract Withdrawals ....................           (7,252)           (2,821)                0
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............         (313,965)           (1,444)                0
                                                  ------------      ------------      ------------
Total Increase (Decrease) in Net Assets .....         (297,495)           65,430                 0
Net Assets, at Beginning of Year ............          490,062           163,180                 0
                                                  ------------      ------------      ------------
Net Assets, at End of Year ..................     $    192,567      $    228,610      $          0
                                                  ============      ============      ============

                                                     VanEck            VanEck             WP&G
                                                   Worldwide         Worldwide          Tomorrow
                                                    Emerging            Hard              Long
                                                    Markets            Assets             Term
                                                      Fund              Fund           Portfolio
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $       (148)     $         69      $        148
    Realized Gain (Loss) on
      Investment Activity ...................              201            (1,640)               54
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......           12,835             6,112               (57)
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................           12,888             4,541               145
                                                  ------------      ------------      ------------
Capital Transactions:
    Contract Deposits and Transfers .........            3,967            10,809               841
    Cost Of Insurance Charge ................           (1,314)           (2,405)             (298)
    Policy Loans ............................                0              (856)                0
    Contract Withdrawals ....................             (429)           (3,605)             (380)
                                                  ------------      ------------      ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............            2,224             3,943               163
                                                  ------------      ------------      ------------
Total Increase (Decrease) in Net Assets .....           15,112             8,484               308
Net Assets, at Beginning of Year ............           12,297            18,990             1,361
                                                  ------------      ------------      ------------
Net Assets, at End of Year ..................     $     27,409      $     27,474      $      1,669
                                                  ============      ============      ============

                                                      WP&G
                                                    Tomorrow
                                                     Short
                                                      Term
                                                   Portfolio
                                                  -------------
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss) ............     $        (22)
    Realized Gain (Loss) on
      Investment Activity ...................              195
    Change in Unrealized Appreciation
        (Depreciation) of Investments .......             (195)
                                                  ------------
Increase (Decrease) in Net Assets Resulting
    From Operations .........................              (22)
                                                  ------------
Capital Transactions:
    Contract Deposits and Transfers .........              342
    Cost Of Insurance Charge ................             (201)
    Policy Loans ............................              (12)
    Contract Withdrawals ....................           (7,964)
                                                  ------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions ...............           (7,835)
                                                  ------------
Total Increase (Decrease) in Net Assets .....           (7,857)
Net Assets, at Beginning of Year ............            8,171
                                                  ------------
Net Assets, at End of Year ..................     $        314
                                                  ============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account B (the "Account") is a separate investment account established under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual and group flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision, Executive Advantage, Gallery Life, and Gemstone Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), American Century Variable Portfolios, Inc. ("American Century Fund"), Anchor Series Trusts Fund ("Anchor Fund"), Berger Institutional Products Trust ("Berger IPT Trust"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Fidelity Variable Insurance Products Fund III ("Fidelity Trust III"), Franklin Templeton Insurance Products Trust 1 (VIP) ("Franklin Templeton Trust 1"), Franklin Templeton Insurance Products Trust 2
(VIP) ("Franklin Templeton Trust 2"), Goldman Sachs Variable Insurance Trust ("Goldman Sachs Trust"), J.P. Morgan Series Trust II ("J.P. Morgan Fund"), Morgan Stanley Universal Institutional Funds, Inc. ("Morgan Stanley Fund"), Neuberger Berman Advisors Management Trust ("Neuberger Berman AMT Trust"), Oppenheimer Variable Account Funds ("Oppenheimer Fund"), PIMCO Variable Insurance Trust ("PIMCO Trust") , SunAmerica Series Trust ("SunAmerica"), Van Eck Investment Trust ("Van Eck Trust") and Credit Suisse Warburg Pincus Trust ("Warburg Pincus Trust"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                        Fidelity Trust:
     Capital Appreciation Fund                                            Growth Portfolio
     International Equity Fund                                            High Income Portfolio
                                                                          Money Market Portfolio
Alliance Fund:                                                            Overseas Portfolio
     Bernstein Real Estate Investment Portfolio*
     Bernstein Utility Income Portfolio*                         Fidelity Trust II:
     Conservative Investors Portfolio (Fund Closed 02/23/01)              Asset Manager Portfolio
     Global Bond Portfolio                                                Contrafund Portfolio
     Global Dollar Government Portfolio                                   Index 500 Portfolio
     Growth Portfolio                                                     Investment Grade Bond Portfolio
     Growth & Income Portfolio
     Growth Investors Portfolio (Fund Closed 02/23/01)           Fidelity Trust III:
     High Yield Portfolio                                                 Balanced Portfolio
     International Portfolio
     Money Market Portfolio                                      Franklin Templeton Trust 1:
     North American Government Income Portfolio                           Asset Strategy Fund- class 1
     Premier Growth Portfolio
     Quasar Portfolio                                            Franklin Templeton Trust 2:
     Short-Term Multi Market Portfolio (Fund Closed 02/23/01)             Developing Markets Securities Fund - class 2
     Technology Portfolio                                                 Growth Securities Fund - class 2
     Total Return Portfolio                                               International Securities Fund - class 2
     U.S. Government/High Grade Securities Portfolio
     Worldwide Privatization Portfolio                           Goldman Sachs Trust:
                                                                          CORE sm Large Cap Growth Fund
American Century Fund:                                                    CORE sm U.S. Equity Fund
     VP Capital Appreciation                                              Global Income Fund
     VP Income & Growth Portfolio                                         International Equity Fund
     VP International Portfolio
                                                                 J.P. Morgan Fund:
Anchor Fund:                                                              Bond Portfolio
     Capital Appreciation Portfolio                                       U.S. Disciplined Equity Portfolio
     Growth Portfolio
     Natural Resources Portfolio                                 Morgan Stanley Fund:
                                                                          Emerging Markets Equity Portfolio
Berger IPT Trust:                                                         Fixed Income Portfolio
     New Generation Fund                                                  High Yield Portfolio
     Small Company Growth Fund                                            Mid Cap Growth Portfolio
                                                                          Mid Cap Value Portfolio
Dreyfus Fund                                                              Money Market Portfolio
     Small Company Stock Portfolio                                        Technology Portfolio
     Stock Index Fund
     Zero Coupon 2000 Portfolio (Fund Closed 12/29/00)           Neuberger Berman AMT Trust:
                                                                          AMT Limited Maturity Bond Portfolio
                                                                          AMT Partners Portfolio

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                    NOTES TO FINANCIAL STATEMENTS (continued)

Oppenheimer  Fund:                                               Van Eck Trust:
     Global Securities Fund/VA                                            Worldwide Emerging Markets Fund
     Main Street Growth & Income Fund/VA                                  Worldwide Hard Assets Fund

PIMCO Trust:                                                     Warburg Pincus Trust:
     Long-Term U.S. Government Portfolio                                  Emerging Growth Portfolio
     Total Return Bond Portfolio                                          Emerging Markets Portfolio
                                                                          Global Post-Venture Capital Portfolio
SunAmerica :                                                              International Equity Portfolio
     Aggressive Growth Portfolio                                          Small Company Growth Portfolio
     Alliance Growth Portfolio                                            Value Portfolio
     Global Bond Portfolio
     Growth-Income Portfolio                                     WP&G Tomorrow Fund:
     Marsico Growth Portfolio                                             Tomorrow Long Term Portfolio (Fund Closed 07/31/00)
     MFS Mid-Cap Growth Portfolio                                         Tomorrow Medium Term Portfolio (Fund Closed 07/31/00)
     SunAmerica Balanced Portfolio                                        Tomorrow Long Term Portfolio (Fund Closed 07/31/00)

* On 10/26/01  the Alliance  Real Estate  Investment  Portfolio  merged with the
Bernstein  Real  Estate  Investment  Portfolio.   The  Alliance  Utility  Income
Portfolio merged with the Bernstein Utility Income Portfolio.

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value, which is the net asset value of each of the respective series as determined by the fund at the close of business on the last business day of the period.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

3. Contract Charges

Vision and Gallery Life Products
There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                    NOTES TO FINANCIAL STATEMENTS (continued)

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:
  (a)    administrative charges
  (b)    insurance charges
  (c)    supplemental benefit charges
  (d)    acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Executive Advantage Product

There are charges and deductions for which the Company will deduct from each policy. The deductions from each premium payment will consist of state & local premium taxes, federal tax, and sales charge based upon the insured's place of residence.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, from .50% and not to exceed 1.00% of the account value of the policies.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:
   (a)   administrative charges
   (b)   insurance charges
   (c)   supplemental benefit charges
   (d)   acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

Gemstone Life Product
There are charges and deductions for which the Company will deduct from each policy. Currently, the deduction is 5% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount for policy years 1-10. Beginning in policy year 11, we currently charge 3% of each premium payment up to the target premium amount and 2% of any premium paid in excess of the target premium amount. The maximum that will be charged is 8% of the premium payment.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are currently equivalent, on an annual basis, to .75% of the account value of the policies with a maximum of .90%. This charge may be decreased to not less than .35% in policy years eleven and greater. The maximum is guaranteed not to exceed an annual rate of ..90%.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

  (a)    administrative charges
  (b)    insurance charges
  (c)    supplemental benefit charges or riders
  (d)    acquisition and underwriting charges (first five policy years)

A transfer charge of $25.00 will be assessed for each transfer in excess of twelve each policy year.

If the policy is surrendered during the first ten policy years or ten policy years following a Face Amount increase, the Company will deduct a surrender charge based on the initial Face Amount or the increase in Face Amount. A surrender charge will also be deducted for a partial withdrawal or a decrease in Face Amount.

For a partial withdrawal or a Face Amount Decrease, the surrender charge is equal to the applicable surrender charge multiplied by a fraction (equal to the amount of partial withdrawal plus any administrative charge, if applicable, divided by the Net Cash Surrender Value immediately prior to the partial withdraw). An administrative charge upon partial surrender may be equal to the lessor of $25.00 or 2% of the amount surrendered.

                 AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                             OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                   NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments

For the year ended December 31, 2001, investment activity in the Account was as follows:

                                                      Cost of          Proceeds
                                                     Purchases        from Sales
                                                    ----------        ----------
Shares of
---------
AIM
  Capital Appreciation Fund ................        $   50,534        $   16,809
  International Equity Fund ................            32,168             9,902
Alliance
  Conservative Investors Portfolio .........             3,782            20,019
  Global Bond Portfolio ....................             2,081               168
  Growth Portfolio .........................           368,485           104,974
  Growth & Income Portfolio ................           166,245            85,821
  Growth Investors Portfolio ...............            25,849            88,589
  Premier Growth Portfolio .................           107,504            38,679
  Quasar Portfolio .........................            73,396            40,443
  Technology Portfolio .....................           111,174            46,956
  Total Return Portfolio ...................           119,043            11,091
American Century
  VP Capital Appreciation Fund .............             1,954               263
  VP Income & Growth Fund ..................            19,761             3,717
Anchor
  Capital Appreciation Portfolio ...........             1,445               216
  Growth Portfolio .........................             2,203               821
  Natural Resources Portfolio ..............               549                71
Dreyfus
  Small Company Stock Portfolio ............            13,220             8,485
  Stock Index Fund .........................           234,226           120,734
Fidelity
  Asset Manager Portfolio ..................            79,017            40,627
  Balanced Portfolio .......................         3,930,427           316,188
  Contrafund Portfolio .....................            88,199            20,969
  Growth Portfolio .........................           362,252           120,508
  High Income Portfolio ....................            59,474            34,734
  Investment Grade Bond Portfolio ..........            17,349             2,680
  Money Market Portfolio ...................           222,958           209,473
  Overseas Portfolio .......................            49,987            37,442
Franklin Templeton
  Asset Strategy Fund- class 1 .............               565               153
J.P.Morgan
  Bond Portfolio ...........................                70                 0
Morgan Stanley
  Money Market Portfolio ...................         3,412,622         4,154,969
Neuberger Berman
  AMT Limited Maturity Bond Portfolio ......               864               253
Oppenheimer
  Global Securities Fund/VA ................               473                73
  Main Street Growth & Income Fund/VA ......            25,594             3,846
SunAmerica
  Aggressive Growth Portfolio ..............                79                 0
  Alliance Growth Portfolio ................            13,993             3,790
  Global Bond Portfolio ....................             1,063               150
  Growth-Income Portfolio ..................            19,801             3,669
  MFS Mid-Cap Growth Portfolio .............                76                 0
  SunAmerica Balanced Portfolio ............             2,594               179
Van Eck
  Worldwide Emerging Markets Fund ..........            11,272             9,478
  Worldwide Hard Assets Fund ...............            11,484             8,760

                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                             VARIABLE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases and Sales of Investments

For the year ended December 31, 2000, investment activity in the Account was as follows:

                                                      Cost of          Proceeds
                                                     Purchases        from Sales
                                                    ----------        ----------
Shares of
---------
AIM
  Capital Appreciation Fund ................        $   37,592        $   12,576
  International Equity Fund ................            42,119             6,793
Alliance
  Conservative Investors Portfolio .........             5,061             2,262
  Growth Portfolio .........................           349,773           186,741
  Growth & Income Portfolio ................           142,241            32,384
  Growth Investors Portfolio ...............            24,508            12,316
  Premier Growth Portfolio .................            96,331            27,645
  Quasar Portfolio .........................            32,963            51,632
  Technology Portfolio .....................           158,766            45,810
Dreyfus
  Small Company Stock Portfolio ............            22,134            11,349
  Stock Index Fund .........................           241,985            70,686
  Zero Coupon 2000 Portfolio ...............             1,526            18,616
Fidelity
  Asset Manager Portfolio ..................           117,962            45,013
  Contrafund Portfolio .....................            85,335            25,237
  Growth Portfolio .........................           455,926           141,362
  High Income Portfolio ....................            45,253             7,107
  Investment Grade Bond Portfolio ..........            18,538             2,272
  Money Market Portfolio ...................           342,024           272,267
  Overseas Portfolio .......................            63,387            31,608
Morgan Stanley
  Money Market Portfolio ...................           742,347                 0
Van Eck
  Worldwide Emerging Markets Fund ..........            17,995             4,132
  Worldwide Hard Assets Fund ...............             8,699             2,895
Weiss, Peck & Greer
  Tomorrow Long Term Portfolio .............               493             2,038
  Tomorrow Short Term Portfolio ............                93               406

                 AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                             OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                   NOTES TO FINANCIAL STATEMENTS (continued)

5. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 2001, transactions in accumulation units of the account were as follows:

                                                 AIM                AIM                 AIM
                                               Capital            Capital           International
                                            Appreciation        Appreciation           Equity
                                         1      Fund         3     Fund          1      Fund
                                           --------------      --------------      --------------
Units Purchased ......................           3,426.93              287.23            2,728.40
Units Withdrawn ......................          (1,570.57)             (14.40)          (1,092.56)
Units Transferred Between Funds ......             115.25              125.14              232.77
Units Transferred From (To) AI Life ..               0.00                0.00                0.00
                                           --------------      --------------      --------------
Net Increase (Decrease) ..............           1,971.61              397.97            1,868.61
Units, at Beginning of the Year ......           5,868.72                0.00            6,098.01
                                           --------------      --------------      --------------
Units, at End of the Year ............           7,840.33              397.97            7,966.62
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 ......     $        10.95      $         8.89      $         9.83
                                           ==============      ==============      ==============


                                                AIM               Alliance            Alliance
                                           International        Conservative           Global
                                              Equity             Investors              Bond
                                         3     Fund          1   Portfolio       3   Portfolio
                                           --------------      --------------      --------------
Units Purchased ......................               0.00               14.35               26.83
Units Withdrawn ......................               0.00              (35.32)             (23.47)
Units Transferred Between Funds ......              15.40           (1,393.07)             181.90
Units Transferred From (To) AI Life ..               0.00                0.00                0.00
                                           --------------      --------------      --------------
Net Increase (Decrease) ..............              15.40           (1,414.04)             185.26
Units, at Beginning of the Year ......               0.00            1,414.04                0.00
                                           --------------      --------------      --------------
Units, at End of the Year ............              15.40                0.00              185.26
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 ......     $         8.61      $        14.05      $        10.28
                                           ==============      ==============      ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life Product.

                                                                 Alliance
                                                                  Growth             Alliance
                                              Alliance              &                 Growth
                                              Growth              Income             Investors
                                         1   Portfolio       1   Portfolio       1   Portfolio
                                           --------------      --------------      --------------
Units Purchased ....................            13,798.27            6,095.86                7.17
Units Withdrawn ....................            (7,013.67)          (5,018.98)             (30.19)
Units Transferred Between Funds ....               231.18              854.03           (5,301.40)
Units Transferred From (To) AI Life                  0.00                0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ............             7,015.78            1,930.91           (5,324.42)
Units, at Beginning of the Year ....            41,394.59           32,199.03            5,324.42
                                           --------------      --------------       -------------
Units, at End of the Year ..........            48,410.37           34,129.94               (0.00)
                                           ==============      ==============       =============

Unit Value at December 31, 2001 ....       $        17.82      $        23.80       $       16.61
                                           ==============      ==============       =============

                                              Alliance           Alliance
                                              Premier             Premier             Alliance
                                               Growth             Growth               Quasar
                                         1   Portfolio       3   Portfolio       1    Portfolio
                                           --------------      --------------      --------------
Units Purchased ....................             6,088.93              984.69            4,245.75
Units Withdrawn ....................            (3,739.89)             (44.27)          (1,543.29)
Units Transferred Between Funds ....             1,296.64               36.36                0.00
Units Transferred From (To) AI Life                  0.00                0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ............             3,645.68              976.79            2,702.46
Units, at Beginning of the Year ....            18,836.33                0.00            7,836.80
                                           --------------      --------------       -------------
Units, at End of the Year ..........            22,482.01              976.79           10,539.26
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 ....       $        13.40      $         8.78      $        10.72
                                           ==============      ==============      ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life Product.

                                                                                     Alliance
                                              Alliance            Alliance             Total
                                             Technology          Technology           Return
                                         1   Portfolio       3    Portfolio      3   Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................          6,199.75              121.04              670.81
Units Withdrawn .......................         (3,904.72)              (7.71)          (1,031.02)
Units Transferred Between Funds .......             26.47                2.04           10,260.87
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ...............          2,321.50              115.37            9,900.66
Units, at Beginning of the Year .......         14,204.95                0.00                0.00
                                           --------------      --------------       -------------
Units, at End of the Year .............         16,526.45              115.37            9,900.66
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $        17.79      $         8.43      $        10.57
                                           ==============      ==============      ==============

                                             American             American
                                              Century             Century
                                                VP                  VP                 Anchor
                                              Capital             Income &             Capital
                                            Appreciation          Growth            Appreciation
                                         3     Fund          3     Fund          3    Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................            113.31            1,455.44              115.70
Units Withdrawn .......................             (5.97)             (47.03)             (26.86)
Units Transferred Between Funds .......             94.25              428.94               54.90
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ...............            201.59            1,837.34              143.74
Units, at Beginning of the Year .......              0.00                0.00                0.00
                                           --------------      --------------       -------------
Units, at End of the Year .............            201.59            1,837.34              143.74
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $         8.80      $         9.25      $         8.90
                                           ==============      ==============      ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life Product.

                                                                                      Dreyfus
                                                                  Anchor               Small
                                               Anchor             Natural             Company
                                               Growth            Resources             Stock
                                         3   Portfolio       3   Portfolio       1   Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................            107.39               46.35            1,392.08
Units Withdrawn .......................            (35.55)             (11.20)            (979.31)
Units Transferred Between Funds .......             61.99               19.44               42.19
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ...............            133.83               54.59              454.96
Units, at Beginning of the Year .......              0.00                0.00            4,540.82
                                           --------------      --------------       -------------
Units, at End of the Year .............            133.83               54.59            4,995.78
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $         9.42      $         9.00      $        11.11
                                           ==============      ==============      ==============

                                              Dreyfus             Dreyfus             Fidelity
                                               Stock               Stock                Asset
                                               Index               Index               Manager
                                         1     Fund          3     Fund          1    Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................         13,661.05              355.95            4,854.03
Units Withdrawn .......................         (8,467.54)             (44.87)          (3,564.45)
Units Transferred Between Funds .......           (313.37)             546.40               29.61
Units Transferred From (To) AI Life ...             (5.29)               0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ...............          4,874.85              857.48            1,319.19
Units, at Beginning of the Year .......         49,948.64                0.00           22,482.06
                                           --------------      --------------       -------------
Units, at End of the Year .............         54,823.49              857.48           23,801.25
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $        18.76      $         9.16      $        15.59
                                           ==============      ==============      ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life Product.

                                              Fidelity
                                                Asset             Fidelity            Fidelity
                                               Manager            Balanced           Contrafund
                                         3    Portfolio      2   Portfolio       1    Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................              0.00                0.00            5,573.36
Units Withdrawn .......................            (30.83)         (27,929.21)          (2,410.62)
Units Transferred Between Funds .......             94.21          383,832.55              417.42
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ...............             63.39          355,903.34            3,580.16
Units, at Beginning of the Year .......              0.00                0.00           12,228.25
                                           --------------      --------------       -------------
Units, at End of the Year .............             63.39          355,903.34           15,808.41
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $         9.76      $        10.65      $        12.84
                                           ==============      ==============      ==============

                                              Fidelity           Fidelity             Fidelity
                                             Contrafund            Growth              Growth
                                         3   Portfolio       1   Portfolio       3    Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................          1,264.16           18,142.96              555.27
Units Withdrawn .......................            (41.69)         (10,550.81)             (32.97)
Units Transferred Between Funds .......            487.45             (199.70)              27.63
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ...............          1,709.92            7,392.45              549.93
Units, at Beginning of the Year .......              0.00           68,659.71                0.00
                                           --------------      --------------       -------------
Units, at End of the Year .............          1,709.92           76,052.16              549.93
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $         9.59      $        18.20      $         8.86
                                           ==============      ==============      ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life Product.

                                                                                      Fidelity
                                              Fidelity           Fidelity            Investment
                                                High               High                Grade
                                               Income             Income                Bond
                                         1   Portfolio       3   Portfolio       1    Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................          5,036.53              763.75              812.63
Units Withdrawn .......................         (4,640.41)             (20.81)            (401.31)
Units Transferred Between Funds .......              0.00                0.00              333.36
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ...............            396.12              742.94              744.68
Units, at Beginning of the Year .......         11,816.44                0.00            3,811.51
                                           --------------      --------------       -------------
Units, at End of the Year .............         12,212.56              742.94            4,556.19
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $         9.05      $         8.91      $        13.98
                                           ==============      ==============      ==============

                                              Fidelity
                                             Investment           Fidelity            Fidelity
                                               Grade                Money              Money
                                               Bond               Market               Market
                                         3   Portfolio       1   Portfolio       3   Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................            243.25            5,918.40            4,889.29
Units Withdrawn .......................             (8.04)          (2,179.96)            (325.52)
Units Transferred Between Funds .......              0.00           (4,344.80)          (3,299.69)
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ...............            235.21             (606.36)           1,264.08
Units, at Beginning of the Year .......              0.00           20,848.57                0.00
                                           --------------      --------------       -------------
Units, at End of the Year .............            235.21           20,242.21            1,264.08
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $        10.47      $        12.99      $        10.16
                                           ==============      ==============      ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life Product.

                                                                 Franklin
                                                                 Templeton
                                                                   Asset
                                             Fidelity            Strategy           J.P Morgan
                                             Overseas              Fund                Bond
                                         1   Portfolio       3    class- 1       3   Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................          2,640.24                0.00                6.93
Units Withdrawn .......................         (3,280.93)             (17.14)              (2.33)
Units Transferred Between Funds .......            (53.85)              59.54                1.99
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------      --------------
Net Increase (Decrease) ...............           (694.54)              42.40                6.59
Units, at Beginning of the Year .......         12,095.69                0.00                0.00
                                           --------------      --------------      --------------
Units, at End of the Year .............         11,401.15               42.40                6.59
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $        12.46      $         9.19      $        10.38
                                           ==============      ==============      ==============

                                                                 Neuberger
                                                                   Berman
                                                                    AMT              Oppenheimer
                                           Morgan Stanley     Limited Maturity         Global
                                            Money Market            Bond             Securities
                                         2   Portfolio       3    Portfolio      3    Fund/VA
                                           --------------      --------------      --------------
Units Purchased .......................        312,380.46                0.00               36.36
Units Withdrawn .......................         (7,375.77)             (24.29)              (8.35)
Units Transferred Between Funds .......       (379,204.20)              84.39               16.98
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------      --------------
Net Increase (Decrease) ...............        (74,199.51)              60.10               44.99
Units, at Beginning of the Year .......         74,199.51                0.00                0.00
                                           --------------      --------------      --------------
Units, at End of the Year .............              0.00               60.10               44.99
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $        10.28      $        10.39      $         9.49
                                           ==============      ==============      ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life Product.

                                             Oppenheimer         SunAmerica          SunAmerica
                                             Main Street         Aggressive           Alliance
                                           Growth & Income         Growth             Growth
                                         3     Fund/VA       3   Portfolio       3   Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................          1,962.45                9.09              720.03
Units Withdrawn .......................            (65.07)              (2.79)             (18.43)
Units Transferred Between Funds .......            513.98                2.09              479.57
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------      --------------
Net Increase (Decrease) ...............          2,411.36                8.38            1,181.17
Units, at Beginning of the Year .......              0.00                0.00                0.00
                                           --------------      --------------      --------------
Units, at End of the Year .............          2,411.36                8.38            1,181.17
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $         9.30      $         7.98      $         9.19
                                           ==============      ==============      ==============

                                                                                     SunAmerica
                                             SunAmerica                                  MFS
                                              Global             SunAmerica            Mid-Cap
                                               Bond            Growth & Income         Growth
                                         3   Portfolio       3   Portfolio       3    Portfolio
                                           --------------      --------------      --------------
Units Purchased .......................             72.30            1,512.36                9.43
Units Withdrawn .......................            (16.86)             (49.85)              (2.86)
Units Transferred Between Funds .......             31.82              422.81                2.05
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------      --------------
Net Increase (Decrease) ...............             87.26            1,885.32                8.62
Units, at Beginning of the Year .......              0.00                0.00                0.00
                                           --------------      --------------      --------------
Units, at End of the Year .............             87.26            1,885.32                8.62
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $        10.20      $         8.95      $         7.99
                                           ==============      ==============      ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life Product.

                                                                  Van Eck             Van Eck
                                             SunAmerica          Wordwide             Worldwide
                                             SunAmerica          Emerging               Hard
                                              Balanced            Markets              Assets
                                         3   Portfolio       1     Fund          1      Fund
                                           --------------      --------------      --------------
Units Purchased .......................            216.59            1,512.45            1,071.59
Units Withdrawn .......................            (20.49)          (1,585.44)            (861.04)
Units Transferred Between Funds .......             60.81              546.49                0.00
Units Transferred From (To) AI Life ...              0.00                0.00                0.00
                                           --------------      --------------       -------------
Net Increase (Decrease) ...............            256.91              473.50              210.55
Units, at Beginning of the Year .......              0.00            3,632.06            3,584.05
                                           --------------      --------------       -------------
Units, at End of the Year .............            256.91            4,105.56            3,794.60
                                           ==============      ==============      ==============

Unit Value at December 31, 2001 .......    $         9.24      $         6.75      $         9.12
                                           ==============      ==============      ==============

Footnote 1 are funds under the Vision product.
Footnote 2 are funds under the Executive Advantage product.
Footnote 3 are funds under the Gemstone Life Product.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                    NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 6 - Financial Highlights (Net Assets and Units Outstanding for the Year ended December 31, 2001):

                                                AIM                 AIM                 AIM
                                              Capital              Capital         International
                                            Appreciation        Appreciation          Equity
                                         1      Fund         3     Fund         1      Fund
                                            ------------        ------------       -------------
Net Assets $ ............................      85,814               3,537               78,299
Units, at End of the Year................    7,840.33              397.97             7,966.62
Unit Value ..............................       10.95                8.89                 9.83
Total Return %(a) .......................       (24.0)              (11.1)               (24.2)
Ratio of Net Investment Income
  to Average Net Assets % ...............         7.8                 7.8                  3.0

                                                 AIM              Alliance
                                            International          Global             Alliance
                                                Equity              Bond              Growth
                                         3       Fund        3    Portfolio     1    Portfolio
                                            ------------         ----------          ---------
Net Assets $ ............................         133               1,905              862,517
Units, at End of the Year................       15.40              185.26            48,410.37
Unit Value ..............................        8.61               10.28                17.82
Total Return %(a) .......................       (13.9)               (1.2)               (24.2)
Ratio of Net Investment Income
  to Average Net Assets % ...............         0.0                 0.0                 14.5

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 2 are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 3 are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
(a)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.


                                                Alliance
                                                 Growth            Alliance       Alliance
                                                   &               Premier         Premier
                                                 Income            Growth          Growth
                                           1   Portfolio       1  Portfolio    3  Portfolio
                                               ---------          ---------       ---------

Net Assets $ ............................        812,322           301,200          8,575
Units, at End of the Year ...............      34,129.94         22,482.01         976.79
Unit Value ..............................          23.80             13.40           8.78
Total Return %(a) .......................           (0.5)            (18.0)         (12.2)
Ratio of Net Investment Income
  to Average Net Assets % ...............            5.1               4.9            0.0

                                                Alliance           Alliance        Alliance
                                                 Quasar           Technology      Technology
                                           1   Portfolio       1  Portfolio    3  Portfolio
                                               ---------          ---------       ---------
Net Assets $ ............................        112,936           294,053            973
Units, at End of the Year ...............      10,539.26         16,526.45         115.37
Unit Value ..............................          10.72             17.79           8.43
Total Return %(a) .......................          (13.5)            (25.9)         (15.7)
Ratio of Net Investment Income
  to Average Net Assets % ...............            3.4               7.6            0.0

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 2 are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 3 are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
(a)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                   American            American
                                                                    Century             Century
                                                Alliance              VP                  VP
                                                  Total             Capital            Income &
                                                 Return           Appreciation          Growth
                                          3    Portfolio      3      Fund           3    Fund
                                               ---------          ------------         --------
Net Assets $ ............................       104,693               1,774              16,996
Units, at End of the Year ...............      9,900.66              201.59            1,837.34
Unit Value ..............................         10.57                8.80                9.25
Total Return %(a) .......................           1.3               (12.0)               (7.5)
Ratio of Net Investment Income
  to Average Net Assets % ...............           4.4                 0.0                 0.0

                                                 Anchor                                  Anchor
                                                Capital             Anchor              Natural
                                              Appreciation          Growth             Resources
                                          3    Portfolio      3    Portfolio        3  Portfolio
                                              ------------         ---------           ---------
Net Assets $ ............................         1,279               1,261                 491
Units, at End of the Year ...............        143.74              133.83               54.59
Unit Value ..............................          8.90                9.42                9.00
Total Return %(a) .......................         (11.0)               (5.8)              (10.0)
Ratio of Net Investment Income
  to Average Net Assets % ...............           0.0                 7.6                 0.5

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 2 are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 3 are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
(a)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                               Dreyfus
                                                Small             Dreyfus           Dreyfus
                                               Company             Stock             Stock
                                                Stock              Index             Index
                                          1   Portfolio        1    Fund          3  Fund
                                              ---------           -------           -------
Net Assets $ ............................        55,507           1,028,405            7,857
Units, at End of the Year ...............      4,995.78           54,823.49           857.48
Unit Value ..............................         11.11               18.76             9.16
Total Return %(a) .......................          (2.4)              (13.0)            (8.4)
Ratio of Net Investment Income
  to Average Net Assets % ...............           0.1                 1.6              0.8

                                               Fidelity           Fidelity
                                                Asset               Asset          Fidelity
                                               Manager             Manager         Balanced
                                          1   Portfolio       3   Portfolio    2   Portfolio
                                              ---------           ---------        ---------
Net Assets $ ............................       371,071                 619        3,790,682
Units, at End of the Year ...............     23,801.25               63.39       355,903.34
Unit Value ..............................         15.59                9.76            10.65
Total Return %(a) .......................          (5.0)               (2.4)             6.5
Ratio of Net Investment Income
  to Average Net Assets % ...............           5.5                 0.0              0.0

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 2 are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 3 are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
(a)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                Fidelity             Fidelity            Fidelity
                                               Contrafund           Contrafund            Growth
                                            1   Portfolio       3   Portfolio       1   Portfolio
                                               ----------           ----------          ---------
Net Assets $ ............................        202,971                16,390          1,384,279
Units, at End of the Year ...............      15,808.41              1,709.92          76,052.16
Unit Value ..............................          12.84                  9.59              18.20
Total Return %(a) .......................          (13.0)                 (4.1)             (18.4)
Ratio of Net Investment Income
  to Average Net Assets % ...............            3.2                   0.0                6.9

                                                                      Fidelity           Fidelity
                                               Fidelity                 High              High
                                                Growth                 Income            Income
                                            3  Portfolio         1   Portfolio      3   Portfolio
                                               ---------             ---------          ---------
Net Assets $ ............................          4,874               110,566              6,619
Units, at End of the Year ...............         549.93             12,212.56             742.94
Unit Value ..............................           8.86                  9.05               8.91
Total Return %(a) .......................          (11.4)                (12.5)             (10.9)
Ratio of Net Investment Income
  to Average Net Assets % ...............            0.0                  12.9                0.0

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 2 are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 3 are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
(a)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                 Fidelity              Fidelity
                                                Investment            Investment             Fidelity
                                                  Grade                 Grade                 Money
                                                  Bond                  Bond                  Market
                                            1   Portfolio        3    Portfolio         1   Portfolio
                                                ---------             ----------             ---------
Net Assets $ ............................         63,703                  2,463               262,961
Units, at End of the Year ...............       4,556.19                 235.21             20,242.21
Unit Value ..............................          13.98                  10.47                 12.99
Total Return %(a) .......................            7.5                    4.7                   3.2
Ratio of Net Investment Income
  to Average Net Assets % ...............            4.8                    0.0                   4.1

                                                                                             Franklin
                                                                                            Templeton
                                                Fidelity                                      Asset
                                                 Money                Fidelity              Strategy
                                                 Market               Overseas                Fund
                                            3   Portfolio         1   Portfolio          3   class- 1
                                                ---------             ----------            ---------
Net Assets $ ............................         12,848                142,091                   389
Units, at End of the Year ...............       1,264.08              11,401.15                 42.40
Unit Value ..............................          10.16                  12.46                  9.19
Total Return %(a) .......................            1.6                  (21.9)                 (8.1)
Ratio of Net Investment Income
  to Average Net Assets % ...............            0.7                   13.8                   0.0

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 2 are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 3 are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
(a)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                       Neuberger
                                                                         Berman
                                                                          AMT                Oppenheimer
                                                 J.P Morgan          Limited Maturity           Global
                                                   Bond                   Bond               Securities
                                             3   Portfolio        3    Portfolio          3   Fund/VA
                                                 ----------          ----------------        -----------
Net Assets $ ............................              68                   625                   427
Units, at End of the Year ...............            6.59                 60.10                 44.99
Unit Value ..............................           10.38                 10.39                  9.49
Total Return %(a) .......................             3.8                   3.9                  (5.1)
Ratio of Net Investment Income
  to Average Net Assets % ...............             4.8                   0.0                   0.0

                                                 Oppenheimer           SunAmerica            SunAmerica
                                                  Main Street          Aggressive             Alliance
                                               Growth & Income          Growth                 Growth
                                            3      Fund/VA        3    Portfolio         3    Portfolio
                                               ---------------         ----------            ----------
Net Assets $ ............................          22,438                    67                10,858
Units, at End of the Year ...............        2,411.36                  8.38              1,181.17
Unit Value ..............................            9.30                  7.98                  9.19
Total Return %(a) .......................            (7.0)                (20.2)                 (8.1)
Ratio of Net Investment Income
  to Average Net Assets % ...............             0.0                  15.7                   0.0

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 2 are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 3 are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
(a)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                          SunAmerica
                                                SunAmerica                                   MFS
                                                 Global            SunAmerica              Mid-Cap
                                                  Bond           Growth & Income           Growth
                                            3   Portfolio      3   Portfolio          3   Portfolio
                                                ---------        ---------------          ----------
Net Assets $ ............................            890             16,872                     69
Units, at End of the Year ...............          87.26           1,885.32                   8.62
Unit Value ..............................          10.20               8.95                   7.99
Total Return %(a) .......................            2.0              (10.5)                 (20.1)
Ratio of Net Investment Income
  to Average Net Assets % ...............            2.9                0.5                   10.9

                                                                    Van Eck                 Van Eck
                                                SunAmerica         Wordwide                Worldwide
                                                SunAmerica         Emerging                  Hard
                                                 Balanced           Markets                 Assets
                                            3   Portfolio      1    Fund              1      Fund
                                                ----------         --------                ---------
Net Assets $ ............................          2,374             27,717                 34,602
Units, at End of the Year ...............         256.91           4,105.56               3,794.60
Unit Value ..............................           9.24               6.75                   9.12
Total Return %(a) .......................           (7.6)              (2.7)                 (11.3)
Ratio of Net Investment Income
  to Average Net Assets % ...............           1.18                0.0                    1.1

Footnote 1 are funds under the Vision product. Expenses as a percent of net assets are .90% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 2 are funds under the Executive Advantage product. Expenses as a percent of net assets are .50% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
Footnote 3 are funds under the Gemstone Life product. Expenses as a percent of net assets are .75% excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges
(a)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.


                                  Appendix A.1

                   Maximum Initial Surrender Charge Per $1,000
                        of Initial Specified Face Amount
                      Underwriting Class: Guaranteed Issue

Issue Age            Sex               Smoker Status            Surrender Charge
---------            ---               -------------            ----------------
   25                Male                Nonsmoker                   $14.00
   35                Male                Nonsmoker                   $17.00
   45                Male                Nonsmoker                   $24.00
   55                Male                Nonsmoker                   $35.00
   65                Male                Nonsmoker                   $36.00
   75                Male                Nonsmoker                   $37.00

   25                Male                 Smoker                     $16.00
   35                Male                 Smoker                     $21.00
   45                Male                 Smoker                     $29.00
   55                Male                 Smoker                     $37.00
   65                Male                 Smoker                     $37.00
   75                Male                 Smoker                     $38.00

   25               Female               Nonsmoker                   $13.00
   35               Female               Nonsmoker                   $16.00
   45               Female               Nonsmoker                   $21.00
   55               Female               Nonsmoker                   $30.00
   65               Female               Nonsmoker                   $36.00
   75               Female               Nonsmoker                   $36.00

   25               Female                Smoker                     $14.00
   35               Female                Smoker                     $18.00
   45               Female                Smoker                     $24.00
   55               Female                Smoker                     $33.00
   65               Female                Smoker                     $36.00
   75               Female                Smoker                     $37.00

   25               Unisex               Unismoke                    $16.00
   35               Unisex               Unismoke                    $20.00
   45               Unisex               Unismoke                    $27.00
   55               Unisex               Unismoke                    $40.00
   65               Unisex               Unismoke                    $46.00
   75               Unisex               Unismoke                    $46.00

                                  Appendix A.2

                   Maximum Initial Surrender Charge Per $1,000
                        of Initial Specified Face Amount
                     Underwriting Class: Fully Underwriting

Issue Age            Sex               Smoker Status            Surrender Charge
---------            ---               -------------            ----------------
   25               Male                 Nonsmoker                  $10.00
   35               Male                 Nonsmoker                  $14.00
   45               Male                 Nonsmoker                  $20.00
   55               Male                 Nonsmoker                  $31.00
   65               Male                 Nonsmoker                  $33.00
   75               Male                 Nonsmoker                  $33.00

   25               Male                  Smoker                    $12.00
   35               Male                  Smoker                    $17.00
   45               Male                  Smoker                    $26.00
   55               Male                  Smoker                    $33.00
   65               Male                  Smoker                    $34.00
   75               Male                  Smoker                    $35.00

   25              Female                Nonsmoker                   $9.00
   35              Female                Nonsmoker                  $12.00
   45              Female                Nonsmoker                  $18.00
   55              Female                Nonsmoker                  $26.00
   65              Female                Nonsmoker                  $33.00
   75              Female                Nonsmoker                  $33.00

   25              Female                 Smoker                    $10.00
   35              Female                 Smoker                    $14.00
   45              Female                 Smoker                    $20.00
   55              Female                 Smoker                    $30.00
   65              Female                 Smoker                    $33.00
   75              Female                 Smoker                    $33.00

   25              Unisex                Unismoke                   $11.00
   35              Unisex                Unismoke                   $15.00
   45              Unisex                Unismoke                   $21.00
   55              Unisex                Unismoke                   $32.00
   65              Unisex                Unismoke                   $33.00
   75              Unisex                Unismoke                   $34.00

                                   APPENDIX B

                          AVERAGE ANNUAL TOTAL RETURNS
                                (As of 12/31/01)

                                                                             AVERAGE ANNUAL TOTAL RETURN
                                                          ----------------------------------------------------------
                                                                          1            3          5         LIFE OF
FUND NAME                                                 INCEPTION      YEAR         YEAR       YEAR        FUND
--------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
    Growth Portfolio (Class A)                              9/15/94     -23.47%      -5.31%      7.28%      13.98%
    Growth and Income Portfolio (Class A)                   1/14/91       0.36%       8.37%     14.66%      13.85%
    Americas Government Income Portfolio (Class A)           5/3/94       3.58%       8.23%      7.66%       8.36%
    Premier Growth Portfolio (Class A)                      6/26/92     -17.21%      -2.96%     12.60%      15.68%
    Quasar Portfolio (Class A)                               8/5/96     -12.75%      -1.38%      1.68%       2.72%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    VP Income & Growth Portfolio                           10/30/97      -8.35%      -1.12%        N/A       6.93%
    VP International Portfolio (1)                           5/1/94     -29.17%      -1.13%      6.37%       6.84%
Berger Institutional Products Trust
    IPT - Small Company Growth Fund(2)                       5/1/96     -33.47%       5.98%      8.01%       6.93%
CREDIT SUISSE TRUST
    Emerging Growth Portfolio(3)                            9/13/99     -16.41%         N/A        N/A       3.66%
    Emerging Markets Portfolio(4)(5)                       12/31/97      -9.65%       3.91%        N/A      -1.86%
    Global Post-Venture Capital Portfolio(4)(6)             9/30/96     -28.63%      -1.95%      2.69%       2.08%
    International Focus Portfolio(4)(5)                     6/30/95     -22.27%      -4.04%     -1.87%       1.10%
    Small Cap Growth Portfolio(7)                           6/30/95     -16.01%       5.16%      5.49%      10.03%
    Large Cap Value Portfolio                              10/31/97       0.95%       5.31%        N/A       7.67%
Fidelity Variable Insurance Products Fund
    VIP Balanced Portfolio (Initial Class)                   1/3/95      -1.58%      -0.51%      7.20%       8.53%
    VIP Contrafund Portfolio (Initial Class)                 1/3/95     -12.28%       0.60%     10.44%      15.75%
    VIP Index 500 Portfolio (Initial Class)                 8/27/92     -12.10%      -1.32%     10.37%      13.43%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST(12)(14)
    Templeton Developing Markets Securities-Class
      2(1)(8)(13)                                            3/4/96      -8.08%      -1.44%    -11.78%     -11.10%
    Templeton Growth Securities-Class 2(1)(8)               3/15/94      -1.31%       6.56%      8.40%      10.05%
    Templeton Foreign Securities-Class 2(1)(8)(13)           5/1/92     -15.99%       0.35%      4.63%       9.64%
Goldman Sachs Variable Insurance Trust
    CORE(SM) U.S. Equity Fund                               2/13/98     -11.94%      -0.36%        N/A       3.31%
    International Equity Fund(8)                            1/12/98     -22.26%      -3.81%        N/A       1.68%
Morgan Stanley Universal Institutional Funds, Inc.
    Emerging Markets Equity Portfolio(8)                    10/1/96      -6.49%       3.61%        N/A      -3.51%
    Core Plus Fixed Income Portfolio                         1/2/97       9.32%       6.11%        N/A       7.23%
    High Yield Portfolio                                     1/2/97      -4.47%      -2.93%        N/A       1.71%
    Mid Cap Growth Portfolio                               10/18/99     -29.31%         N/A        N/A      -4.36%
    Mid Cap Value Portfolio                                  1/2/97      -3.15%       8.81%        N/A      16.07%
    Money Market Portfolio(9) Current 7-day Yield:2.11%      1/4/99       3.61%         N/A        N/A       4.77%
    Technology Portfolio                                   11/30/99     -48.84%         N/A        N/A     -29.29%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(10)
    AMT Partners Portfolio                                  3/22/94      -2.83%       1.66%      7.52%      12.39%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio                4/30/99       5.86%         N/A        N/A       8.00%
    Total Return Bond Portfolio(11)                        12/31/97       8.37%       5.88%        N/A       6.55%

                           Footnotes and Disclosures

This performance information reflects the total income generated by the fund net of total fund operating expenses, plus capital gains and losses, realized or unrealized and assumes reinvestment of dividends and distributions. The data assumes the relevant subaccount was in existence on the fund's inception date. The performance results do not reflect: monthly deductions; cost of insurance; surrender charges; sales loads; mortality and expense risk charges; DAC taxes; and any state or local premium taxes. If these charges were included, the total return figures would be lower. These charges and deductions can have a significant effect on policy account value, insurance benefits, and cash surrender values, as illustrated in the prospectus.

Past performance cannot predict or guarantee future results. The investment return and principal value will fluctuate, so that units, when redeemed may be worth more or less than their original cost. For more information, please refer to the prospectus.

(1) A fund's foreign investments entail risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. The fund may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both. These and other risks are more fully described in the prospectus.

(2) Investments in small companies may involve greater risks, including price volatility, and rewards than investments in larger companies.

(3) Investing in emerging growth companies entails special risk considerations such as investing in the securities of start-up companies or companies involved in "special situations."

(4) International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods.

(5)   The  risks  of  international   investing  are  generally  heightened  for
      emerging-market investments.

(6) Because of the nature of the portfolio's post-venture capital investments and certain aggressive strategies it may use, an investment in the portfolio may not be appropriate for all investors.

(7) Investments in small companies may be more volatile and less liquid than investments in larger companies.

(8) The securities markets of emerging countries in which certain funds may invest may be less liquid, subject to greater price volatility, have smaller market capitalizations, have problems with share registration and custody, have less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

(9) The current yield more closely reflects the current earnings of the Money Market Portfolio than the total return. Investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit
      Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

(10) Neuberger Berman Management may absorb certain expenses of the AMT Portfolios. Without this arrangement which is subject to change, the total returns of the portfolios could have been less. The investments for the AMT Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the AMT Portfolios. You should be aware that the AMT Portfolios are likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the AMT Portfolios can be expected to vary from those of the other mutual funds.

(11) The Total Return Bond Portfolio may invest a portion of its assets in foreign securities. Investments in foreign securities and markets pose different and possibly greater risk than those customarily associated with domestic securities, including currency fluctuations, foreign taxes and political instability.

(12) Because Class 2 shares were not offered until 1/6/99 (or 5/1/97 for Templeton Developing Markets Securities and Templeton International Securities Funds), standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(13) Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(14) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains additional information about American International Life Assurance Company of New York, the Variable Account, and the policy that may be of interest to you. The website also contains additional information about the policy's variable investment options.

Investment Company Act File Number 811-4865-1

                           Part II - Other Information

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 REPRESENTATION

American International Life Assurance Company of New York represents that the fees and charges deducted under the Policy covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                INDEMNIFICATION

Under its Bylaws, the Company, to the full extent permitted by New York law shall indemnify any person who was or is a party to any proceeding (whether brought by or in right of the Company or otherwise) by reason of the fact that he or she is or was a Director of the Company, or while a Director of the Company, is or was serving at the request of the Company as a Director, Officer, partner, Trustee, Employee, or Agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

The company shall extend such indemnification, as is provided to directors above, to any person, not a director of the Company, who is or was an officer of the Company or is or was serving at the request of the Company as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan. In addition, the Board of Directors of the Company may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provision of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by Variable Account B, the Company will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.
     The Prospectus consisting of ___ pages.
     The undertaking to file reports.
     Representation.
     The signatures.

     Written consents of the following persons:
      Kenneth D. Walma
      Joseph P. McKinnon, Jr.
      PricewaterhouseCoopers LLP
      Morgan, Lewis & Bokius LLP

The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2, unless indicated otherwise.

      (1) Certificate of Resolution for American International Life Assurance Company of New York, dated June 5, 1986, authorizing the issuance and sale of variable life contracts.*

      (2)   N/A

      (3) Principal Underwriter's Agreement between American International Life Assurance Company of New York and American International Fund Distributors, dated August 15, 1989.*

      (4)   N/A

      (5)   (a)   Form of Flexible Premium Variable Universal Life Insurance
                  Policy (2VUL1294NY).*

            (b)   Form of Group Variable Universal Life Policy (2VUL1294NY-G).*

            (c) Form of Certificate of Group Variable Universal Life (2VUL1294NY-C).*

            (d) Form of Group Flexible Variable Life Insurance Policy (21GVULD997).**

            (e) Form of Certificate of Group Flexible Variable Universal Life (26GVULD997).**

            (f)   Form of Premium Variable Life Insurance Policy (21VUL399)*****

            (g) Form of Flexible Premium Variable Life Insurance Policy (21VUL800) ******

      (6)   (a)   By-Laws of American International Life Assurance Company of
                  New York, (as amended on 3/25/75);*

            (b) Charter of American International Life Assurance Company of New York, dated March 5, 1962;*

            (c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972;*

            (d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985;*

            (e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987;*

            (f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989;*

            (g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991.*

      (7)   N/A

      (8)   (a)   Powers of Attorney;***

            (b)   Power of Attorney ****


            (c)   Powers of Attorney (filed electronically herein).


      (9)   N/A

      (10)  (a)   Form of Life Insurance Application (24APP0396NY).*

            (b)   Form of Supplemental Application (2VULSUP1294NY).*

            (c)   Form of Group Life Insurance Application (24GVAPP997).**

            (d)   Form of Supplemental Application (24GVSUP997).**


      (11)  N/A


2. Opinion and Consent of Counsel as to legality of securities being registered (filed electronically herewith).

3.    Opinion and Consent of Actuary (filed electronically herewith).

4.    N/A

5.    Consent of Independent Accountants (filed electronically herewith).

6.    Consent of Morgan Lewis & Bockius, LLP (filed electronically herewith).

7.    Memorandum Regarding Administrative Procedures.*

* Incorporated by reference to Registrant's Post-Effective Amendment, No. 4 filed on Form S-6 (File No. 33-90686), dated October 27, 1998.

** Incorporated by reference to Registrant's filing filed on Form S-6 (File No. 333-48457), dated March 23, 1998.

*** Incorporated by reference to Registrant's Post-Effective Amendment, No 2 filed on Form S-6 (File No. 33-90686), dated May 1, 1997.

**** Incorporated by reference to Registrant's Post-Effective Amendment, No. 12 filed on N-4 (File No. 33-39170), dated April 28, 2000.

***** Incorporated by reference to Registrant's filing filed on Form S-6 (File No. 333-38324), dated June 1, 2000.

****** Incorporated by reference to Registrant's Post-Effective Amendment, No. 1 filed on Form S-6 (File No.333-45172, dated January 5, 2001.

                                   SIGNATURES


      As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Wilmington and State of Delaware on this 1st day of May 2002.


                                        VARIABLE ACCOUNT B
                                        ------------------
                                         (Registrant)

                                        By: AMERICAN INTERNATIONAL LIFE
                                            ASSURANCE COMPANY OF NEW YORK
                                        ----------------------------------------
                                              (Sponsor)


                                        By: /s/ Kenneth D. Walma
                                        ----------------------------------------
                                        Kenneth D. Walma, Vice President and
                                        Counsel


Attest: /s/ James A. Bambrick
       ---------------------------
                 (Name)

        Chief Operating Officer
       ---------------------------
                 (Title)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Name                                     Title                                    Date
----                                     -----                                    ----

Rodney O. Martin, Jr.*                   Chairman of the Board of                 May 1, 2002
---------------------------                Directors and President
Rodney O. Martin, Jr.

Nicholas Alexander O'Kulich**            Vice Chairman of the Board of            May 1, 2002
---------------------------                Directors
Nicholas Alexander O'Kulich

David L. Herzog*                         Executive Vice President and             May 1, 2002
---------------------------                Chief Financial Officer and
David L. Herzog                            Director

R. Kendall Nottingham**                  Director                                 May 1, 2002
---------------------------
R. Kendall Nottingham

M. Bernard Aidinoff*                     Director                                 May 1, 2002
---------------------------
M. Bernard Aidinoff

Gary D. Reddick*                         Executive Vice President and             May 1, 2002
---------------------------                Director
Gary D. Reddick

David J. Dietz*                          Senior Vice President and                May 1, 2002
---------------------------                Director
David J. Dietz

Marion E. Fajen**                        Director                                 May 1, 2002
---------------------------
Marion E. Fajen

Patrick J. Foley**                       Director                                 May 1, 2002
---------------------------
Patrick J. Foley

Cecil C. Gamwell, III**                  Director                                 May 1, 2002
---------------------------
Cecil C. Gamwell, III

Jack R. Harnes**                         Director                                 May 1, 2002
---------------------------
Jack R. Harnes

John I. Howell**                         Director                                 May 1, 2002
---------------------------
John I. Howell

William M. Keeler**                      Director                                 May 1, 2002
---------------------------
William M. Keeler

Robert F. Herbert, Jr.*                  Senior Vice President and                May 1, 2002
---------------------------                Director
Robert F. Herbert, Jr.

Elizabeth Margaret Tuck**                Secretary                                May 1, 2002
---------------------------
Elizabeth Margaret Tuck

*By: /s/ Pauletta P. Cohn
     ----------------------
     Pauletta P. Cohn
     Attorney in Fact

**By: /s/ Kenneth D. Walma
---------------------------
    Kenneth D. Walma
    Attorney in Fact

----------
* Have Powers of Attorney

                                INDEX TO EXHIBITS

EXHIBIT


1 (8)(c) Power of Attorney

2        Opinion and Consent of Counsel

3        Opinion and Consent of Actuary

5        Consent of Independent Accountants

6        Consent of Morgan, Lewis & Bockius